UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-176908
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 5	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-02716
Amendment No. 95	☑
(Check appropriate box or boxes.)
Nationwide Variable Account

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2017

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2017 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM Income Annuity
Individual Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account
The date of this prospectus is May 1, 2017.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. A contract is available for purchase when a prospective purchaser has separated from service from his or her employer and has assets in certain 401(k) accounts that he or she wishes to transfer to the contract. Subsequent purchase payments are not permitted under this contract. To purchase a contract described in this prospectus, please call Nationwide's Customer Solutions Center at 1-877-877-2716 (TDD 1-800-238-3035), or write: Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2017), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 36. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The following underlying mutual funds are available under this contract.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
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For a complete list of funds, including funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
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Glossary of Special Terms
Accumulation Contract – A contract where the Contract Owner had not begun taking guaranteed income payments before separating from the Previous Plan.
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant and Contract Owner must be the same person for contracts described in this prospectus.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the Contract Issue Date.
Contract Issue Date – The date the initial purchase payment is applied to the contract.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the Contract Issue Date.
Current Guaranteed Lifetime Withdrawal Base – For purposes of Guaranteed Lifetime Withdrawals, the amount that is multiplied by the Lifetime Withdrawal Percentage to arrive at the Guaranteed Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Guaranteed Lifetime Withdrawal Amount – The guaranteed amount that a Contract Owner can withdraw from the contract before the next Contract Anniversary without reducing the Guaranteed Lifetime Withdrawal Base. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Income Contract – A contract where the Contract Owner began taking guaranteed income payments before separating from the Previous Plan.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Lifetime Withdrawal Percentage – The percentage of the Current Guaranteed Lifetime Withdrawal Base that the Contract Owner can withdraw from the contract each year without decreasing the Current Guaranteed Lifetime Withdrawal Base.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Net Investment Factor – The investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Original Guaranteed Lifetime Withdrawal Base – The Contract Owner’s benefit base under the Previous Plan which is used to determine Guaranteed Lifetime Withdrawals under the contract.
Previous Plan – A retirement plan in which the Contract Owner was invested before separating from service, and which provides a right of conversion that preserves the plan’s benefit.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
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SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that you will pay when buying, owning, or withdrawing Contract Value from the contract.
The first table describes the fees and expenses you will pay at the time the contract is purchased, when Contact Value is withdrawn from the contract, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Premium Tax Fee (as a percentage of purchase payments)	5% [1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Fee	$30 [2]
Variable Account Annual Expenses (annualized rate of total Variable Account fees as a percentage of the Daily Net Assets):
Mortality and Expense Risk Fee	0.50%
Administrative Fee	0.20%
Variable Account Annual Expenses (assessed annually as a percentage of the Current Guaranteed Lifetime Withdrawal Base)[3]:
Maximum Guaranteed Lifetime Withdrawal Fee	1.20% [4]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Fee if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[3]	For information about how the Current Guaranteed Lifetime Withdrawal Base is calculated, see Guaranteed Lifetime Withdrawals and Spousal Continuation Option.
[4]	Currently, the charge associated with the Guaranteed Lifetime Withdrawal Fee is equal to 1.00% of the Current Guaranteed Lifetime Withdrawal Base.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2016, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.60%	1.23%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
The example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes, which, if reflected, would result in higher expenses.
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The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size;
•	the total Variable Account fees associated with the contract (1.90%);[1] and
•	the Current Guaranteed Lifetime Withdrawal Base equals $10,000.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.23%)	$360	$1,096	$1,852	$3,837	*	$1,096	$1,852	$3,837	$360	$1,096	$1,852	$3,837
Minimum Total Underlying Mutual Fund Operating Expenses (0.60%)	$294	$ 900	$1,532	$3,228	*	$ 900	$1,532	$3,228	$294	$ 900	$1,532	$3,228
*	Contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	For purposes of these tables, Nationwide assumes the Current Guaranteed Lifetime Withdrawal Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single owner and his/her beneficiaries. The contracts described in this prospectus are Individual Single Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Individual Retirement Annuities ("IRAs")
•	Roth IRAs
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through Nationwide’s Customer Solutions Center. A contract is available for purchase when a prospective purchaser separates from service from a Previous Plan and has Previous Plan assets and/or benefits that he or she wishes to transfer to the contract.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. There is no minimum initial purchase payment. However, a minimum Original Guaranteed Lifetime Withdrawal Base of $5,000 is required to purchase a contract. Subsequent purchase payments are not permitted under this contract.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately
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returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Mortality and Expense Risk Fee
Nationwide deducts a Mortality and Expense Risk Fee equal to an annualized rate of 0.50% of the Daily Net Assets. The Mortality and Expense Risk Fee compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Fee compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this fee.
Administrative Fee
Nationwide deducts an Administrative Fee equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Fee reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this fee.
Contract Maintenance Fee
A $30 Contract Maintenance Fee is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Fee from that point forward.
Guaranteed Lifetime Withdrawal Fee
Nationwide deducts an annual Guaranteed Lifetime Withdrawal Fee which will not exceed 1.20% of the Current Guaranteed Lifetime Withdrawal Base. The current Guaranteed Lifetime Withdrawal Fee is 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The fee is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on allocations at the time the fee is deducted by redeeming Accumulation Units. A prorated fee will be deducted upon full surrender of the contract.
The Guaranteed Lifetime Withdrawal Fee compensates Nationwide for investment and longevity risk associated with paying for Guaranteed Lifetime Withdrawals over the life of the Contract Owner regardless of Contract Value. Nationwide may realize a profit from this fee. The Guaranteed Lifetime Withdrawal Fee is only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
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Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
The contract contains a standard death benefit (return of Contract Value) at no additional charge.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account fees. Refer to Appendix B: Condensed Financial Information for Accumulation Unit value information. Since this annuity contract was not available as of December 31, 2016, there are no Accumulation Unit values available.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Distribution of the Contracts
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
The contracts are available for purchase through Nationwide’s Customer Solutions Center. A contract is available for purchase when a prospective purchaser separates from service from a Previous Plan and has Previous Plan assets and/or benefits that he or she wishes to transfer to the contract.
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Nationwide may use a portion of the Mortality and Expense Risk Fee and the Administrative Fee to compensate the Nationwide Customer Solutions Center for administrative expenses that the Nationwide Customer Solutions Center incurs in administering the contracts.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on March 3, 1976 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
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Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via phone or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
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Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a Purchase Payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, free look rights, annuity payment options, and the Annuitization Date. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years from the Contract Issue Date.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract fees are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
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Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
No commissions are payable on the sale of a contract described in this prospectus.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
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•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2016, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or sub-advisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or sub-adviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or sub-advisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not
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come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Fees and Deductions
Mortality and Expense Risk Fee
Nationwide deducts a Mortality and Expense Risk Fee equal to an annualized rate of 0.50% of the Daily Net Assets. The Mortality and Expense Risk Fee compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Fee compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this fee.
Administrative Fee
Nationwide deducts an Administrative Fee equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Fee reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this fee.
Sales Fees
There are no sales fees assessed upon purchase payments or withdrawals from the contract.
Contract Maintenance Fee
A $30 Contract Maintenance Fee is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Fee from that point forward.
The deduction of the Contract Maintenance Fee will be taken proportionally from each Sub-Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Fee where it would be discriminatory or unlawful.
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Guaranteed Lifetime Withdrawal Fee
Nationwide deducts an annual Guaranteed Lifetime Withdrawal Fee which will not exceed 1.20% of the Current Guaranteed Lifetime Withdrawal Base. The current Guaranteed Lifetime Withdrawal Fee is 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The fee is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on allocations at the time the fee is deducted by redeeming Accumulation Units. A prorated fee will be deducted upon full surrender of the contract.
The Guaranteed Lifetime Withdrawal Fee compensates Nationwide for investment and longevity risk associated with paying for Guaranteed Lifetime Withdrawals over the life of the Contract Owner regardless of Contract Value. Nationwide may realize a profit from this fee. The Guaranteed Lifetime Withdrawal Fee is only assessed prior to annuitization.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Guaranteed Lifetime Withdrawals and Spousal Continuation Option
Guaranteed Lifetime Withdrawals
Guaranteed Lifetime Withdrawals provide for lifetime withdrawals of up to a certain amount (the "Guaranteed Lifetime Withdrawal Amount"), even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Guaranteed Lifetime Withdrawal Base by taking early or excess withdrawals. The Guaranteed Lifetime Withdrawal Amount is based upon the Current Guaranteed Lifetime Withdrawal Base.
While the tax treatment of withdrawals under withdrawal benefits such as Guaranteed Lifetime Withdrawals is not clear under federal tax law, Nationwide currently treats these withdrawals as taxable to the extent that the cash value of the contract exceeds the Contract Owner’s investment at the time of the withdrawal. Consult a qualified tax advisor.
In exchange for Guaranteed Lifetime Withdrawals, Nationwide will assess an annual Guaranteed Lifetime Withdrawal Fee which will not exceed 1.20% of the Current Guaranteed Lifetime Withdrawal Base. The current Guaranteed Lifetime Withdrawal Fee is 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The Guaranteed Lifetime Withdrawal Fee will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated Guaranteed Lifetime Withdrawal Fee will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the Guaranteed Lifetime Withdrawal Fee is taken.
Withdrawal Start Date
The Withdrawal Start Date is the date the Contract Owner begins taking Guaranteed Lifetime Withdrawals. For Income Contracts, the Withdrawal Start Date is the Contract Issue Date. For Accumulation Contracts, the Withdrawal Start Date is the date the first withdrawal is taken after the Contract Owner turns age 65.
Determination of the Current Guaranteed Lifetime Withdrawal Base Prior to the Withdrawal Start Date
On the Contract Issue Date, the Original Guaranteed Lifetime Withdrawal Base is equal to the benefit base that is transferred to the contract from the Previous Plan. Each time the benefit base is recalculated, as described below, the resulting benefit base is the Current Guaranteed Lifetime Withdrawal Base.
Note: This section is not applicable to Income Contracts – those contracts where the Contract Owner started lifetime withdrawals before separating from service from the Previous Plan. Contract Owners who started lifetime withdrawals before separating from service from the Previous Plan should see Determination of the Current Guaranteed Lifetime Withdrawal Base After the Withdrawal Start Date for details on how their Current Guaranteed Lifetime Withdrawal Base may change after the Contract Issue Date.
There are several ways that the Current Guaranteed Lifetime Withdrawal Base can change prior to the Withdrawal Start Date:
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(1)	The Annual Lifetime Withdrawal Benefit Base Review. The Guaranteed Lifetime Withdrawal feature contains an anniversary step-up feature (the "Annual Lifetime Withdrawal Benefit Base Review") where if, on any Contract Anniversary, the Contract Value exceeds the Current Guaranteed Lifetime Withdrawal Base, Nationwide will automatically increase the Current Guaranteed Lifetime Withdrawal Base to equal that Contract Value.
Note: Since the Guaranteed Lifetime Withdrawal Fee is calculated based on the Current Guaranteed Lifetime Withdrawal Base, increases to the Current Guaranteed Lifetime Withdrawal Base will result in higher contract fees. Under the Annual Lifetime Withdrawal Benefit Base Review feature, the Contract Owner agrees to pay the larger fee.
The Contract Owner can cancel the automatic Annual Lifetime Withdrawal Benefit Base Review by contacting the Service Center.
(2)	Early Withdrawals from the Contract. An early withdrawal is any withdrawal taken from the contract prior to the Withdrawal Start Date, that is, any withdrawal taken before the Contract Owner turns age 65. Early withdrawals will result in a decrease to the Current Guaranteed Lifetime Withdrawal Base. The amount of that decrease will be the greater of (a) or (b), where:
(a)	= the dollar amount of the early withdrawal; and
(b)	= a "proportional amount" derived from the following calculation: (A ÷ B) × C, where:
(A)	= the dollar amount of the early withdrawal;
(B)	= the Contract Value on the date of the early withdrawal; and
(C)	= the Current Guaranteed Lifetime Withdrawal Base on the date of the early withdrawal.
Note: When an early withdrawal occurs at a time when the Contract Value exceeds the Current Guaranteed Lifetime Withdrawal Base, an early withdrawal will result in a dollar for dollar reduction in the Current Guaranteed Lifetime Withdrawal Base. When an early withdrawal occurs at a time when the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base, an early withdrawal will result in a proportional reduction to the Current Guaranteed Lifetime Withdrawal Base. Furthermore, the greater the difference between the Contract Value and the Current Guaranteed Lifetime Withdrawal Base, the greater impact that the proportional reduction will have on the remaining Current Guaranteed Lifetime Withdrawal Base.
Example of early withdrawal calculations:
In this example, the Contract Value is greater than the Current Guaranteed Lifetime Withdrawal Base.
At the time of the early withdrawal:
Contract Value=$500,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Withdrawal Amount=$15,000
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$15,000
Proportional amount ($15,000 ÷ $500,000) x $450,000=$13,500
After the early withdrawal:
Contract Value ($500,000 - $15,000)=$485,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $15,000)=$435,000
In this example, the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base:
At the time of the early withdrawal:
Contract Value=$400,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Withdrawal Amount=$15,000
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Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$15,000
Proportional amount ($15,000 ÷ $400,000) x $450,000=$16,875
After the early withdrawal:
Contract Value ($400,000 - $15,000)=$385,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $16,875)=$433,125
Lifetime Withdrawal Percentage
The Lifetime Withdrawal Percentage is the percentage of the Current Guaranteed Lifetime Withdrawal Base that the Contract Owner can withdraw from the contract each year without decreasing the Current Guaranteed Lifetime Withdrawal Base. The Lifetime Withdrawal Percentage is the lifetime withdrawal percentage that is transferred to the contract from the Contract Owner's Previous Plan.
Guaranteed Lifetime Withdrawals
Contract Owners of Income Contracts may continue to take Guaranteed Lifetime Withdrawals after the Withdrawal Start Date (the Contract Issue Date). At the Contract Owner's request (or automatically in connection with the Systematic Withdrawals program), Nationwide will withdraw Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Guaranteed Lifetime Withdrawals reduce the Contract Value and consequently, the death benefit and the amount available for annuitization.
Contract Owners of Accumulation Contracts may, at any time after they reach age 65, begin taking Guaranteed Lifetime Withdrawals by taking a withdrawal from the contract. The first withdrawal after the Contract Owner reaches age 65 constitutes the first Guaranteed Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. The date of that withdrawal is that Contract Owner's Withdrawal Start Date. At the Contract Owner's request (or automatically in connection with the Systematic Withdrawals program), Nationwide will withdraw Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Guaranteed Lifetime Withdrawals reduce the Contract Value and consequently, the death benefit and the amount available for annuitization.
For both Income Contracts and Accumulation Contracts, at the time of the first Guaranteed Lifetime Withdrawal, the Current Guaranteed Lifetime Withdrawal Base is locked in and will only change if one of the events in the Determination of the Current Guaranteed Lifetime Withdrawal Base After the Withdrawal Start Date provision occurs.
On the Withdrawal Start Date and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Guaranteed Lifetime Withdrawal Base to determine the benefit amount (the "Guaranteed Lifetime Withdrawal Amount") for that year. The Guaranteed Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Guaranteed Lifetime Withdrawal Base. The ability to withdraw the Guaranteed Lifetime Withdrawal Amount each year will continue until the earlier of a full surrender of the contract, a reduction of the Current Guaranteed Lifetime Withdrawal Base to $0, the Annuitant's death (or if the Spousal Continuation Option is elected, the death of the last survivor of the Annuitant and Contingent Annuitant), or annuitization.
Although withdrawals up to the Guaranteed Lifetime Withdrawal Amount do not reduce the Current Guaranteed Lifetime Withdrawal Base, they do reduce the Contract Value.
Determination of the Current Guaranteed Lifetime Withdrawal Base After the Withdrawal Start Date
As indicated previously, at the time of the first Guaranteed Lifetime Withdrawal, the Current Guaranteed Lifetime Withdrawal Base is locked in. However, there are ways that the Current Guaranteed Lifetime Withdrawal Base can change after the first Guaranteed Lifetime Withdrawal:
(1)	The Annual Lifetime Withdrawal Benefit Base Review. The Annual Lifetime Withdrawal Benefit Base Review continues to apply after the first Guaranteed Lifetime Withdrawal. The feature works exactly the same as prior to the first Guaranteed Lifetime Withdrawal (see Determination of the Current Guaranteed Lifetime Withdrawal Base Prior to the Withdrawal Start Date).
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(2)	Excess Withdrawals from the Contract. Excess withdrawals are any withdrawals taken after the Withdrawal Start Date that, during any Contract Year, exceed the Guaranteed Lifetime Withdrawal Amount. Excess withdrawals will result in a decrease to the Current Guaranteed Lifetime Withdrawal Base. The amount of that decrease will be the greater of (a) or (b), where:
(a)	= the dollar amount of the excess withdrawal (the amount withdrawn during any Contract Year in excess of the Guaranteed Lifetime Withdrawal Amount); and
(b)	= a "proportional amount" derived from the following calculation: (A ÷ B) × C, where:
(A)	= the dollar amount of the excess withdrawal;
(B)	= the Contract Value (which will be reduced by any Guaranteed Lifetime Withdrawal Amount) on the date of the excess withdrawal; and
C	= the Current Guaranteed Lifetime Withdrawal Base on the date of the excess withdrawal.
Note: When an excess withdrawal occurs at a time when the Contract Value exceeds the Current Guaranteed Lifetime Withdrawal Base, an excess withdrawal will result in a dollar for dollar reduction in the Current Guaranteed Lifetime Withdrawal Base. When an excess withdrawal occurs at a time when the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base, an excess withdrawal will result in a proportional reduction to the Current Guaranteed Lifetime Withdrawal Base. Furthermore, the greater the difference between the Contract Value and the Current Guaranteed Lifetime Withdrawal Base, the greater impact that the proportional reduction will have on the remaining Current Guaranteed Lifetime Withdrawal Base.
Example of excess withdrawal calculations:
In this example, the Contract Value is greater than the Current Guaranteed Lifetime Withdrawal Base:
At the time of the excess withdrawal:
Contract Value=$500,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Guaranteed Lifetime Withdrawal Amount=$22,500
Withdrawal Amount=$30,000
Excess Withdrawal Amount ($30,000 - $22,500)=$7,500
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$7,500
Proportional amount ($7,500 ÷ $477,500) x $450,000=$7,068
After the excess withdrawal:
Contract Value ($500,000 - $30,000)=$470,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $7,500)=$442,500
In this example, the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base:
At the time of the excess withdrawal:
Contract Value=$400,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Guaranteed Lifetime Withdrawal Amount=$22,500
Withdrawal Amount=$30,000
Excess Withdrawal Amount ($30,000 - $22,500)=$7,500
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$7,500
Proportional amount ($7,500 ÷ $377,500) x $450,000=$8,940
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After the excess withdrawal:
Contract Value ($400,000 - $30,000)=$370,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $8,940)=$441,060
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Guaranteed Lifetime Withdrawal Amount without reducing the Current Guaranteed Lifetime Withdrawal Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege is not available for contracts issued as IRAs that are taken over, upon a Contract Owner’s death, by a non-spouse. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA; and
(3)	submit a completed administrative form to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, any withdrawal in excess of the Guaranteed Lifetime Withdrawal Amount will reduce the Current Guaranteed Lifetime Withdrawal Base.
If, after the Withdrawal Start Date, the Contract Value is $0, but the Current Guaranteed Lifetime Withdrawal Base is greater than $0, the Contract Owner is permitted to continue to take withdrawals of no more than the Guaranteed Lifetime Withdrawal Amount. If, after the Withdrawal Start Date, both the Contract Value and the Current Guaranteed Lifetime Withdrawal Base are $0, the contract terminates.
Difference between Early Withdrawals and Excess Withdrawals
Early withdrawals and excess withdrawals vary in their impact on the Current Guaranteed Lifetime Withdrawal Base.
Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Guaranteed Lifetime Withdrawal Base.
Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Guaranteed Lifetime Withdrawal Amount, and only the amount in excess of the Guaranteed Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Guaranteed Lifetime Withdrawal Base.
This means that early withdrawals will have a greater overall negative impact on the Current Guaranteed Lifetime Withdrawal Base than excess withdrawals, because early withdrawals will impact the Current Guaranteed Lifetime Withdrawal Base in their entirety, where excess withdrawals will only impact the Current Guaranteed Lifetime Withdrawal Base by the amount of the withdrawal that was in excess of the Guaranteed Lifetime Withdrawal Amount.
Settlement Options
If, after beginning Guaranteed Lifetime Withdrawals, a Contract Owner’s Contract Value falls to $0 (thus, there is nothing to annuitize) and there is still a positive Current Guaranteed Lifetime Withdrawal Base, Nationwide will provide the Contract Owner with a notification describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can continue to take annual withdrawals of no more than the Guaranteed Lifetime Withdrawal Amount until the death of the Annuitant;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options listed above each result in a different amount ultimately received under the Guaranteed Lifetime Withdrawals feature. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age-Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.
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The Contract Owner will have 60 days from the date of Nationwide’s notification letter to make an election. Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the Contract Owner intends to continue to take withdrawals of the Guaranteed Lifetime Withdrawal Amount.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking withdrawals of the Guaranteed Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Guaranteed Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed in the following table:
Contract Owner’s Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0
For contracts that have elected the Spousal Continuation Option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the Guaranteed Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the age, sex, and health of the Contract Owner. Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount as of the date that Nationwide received all of the necessary information is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option. Such information must be submitted by the Contract Owner to the Service Center on a Nationwide form that is attested to by a certified physician chosen by the Contract Owner.
Termination of Guaranteed Lifetime Withdrawals
Upon annuitization of the contract, the Guaranteed Lifetime Withdrawal Fee will no longer be assessed and all benefits associated with Guaranteed Lifetime Withdrawals will terminate. Additionally, the benefits associated with the option terminate upon the Annuitant’s death (unless the Spousal Continuation Option was also elected), a full surrender of the contract, or a reduction of the Current Guaranteed Lifetime Withdrawal Base to $0.
Spousal Continuation Option
The Spousal Continuation Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Guaranteed Lifetime Withdrawals. This feature is beneficial in that it provides the security of ensuring that both spouses have access to the Guaranteed Lifetime Withdrawals for the duration of both their lives.
There is no fee associated with the Spousal Continuation Option; however, if the Spousal Continuation Option is elected, the Lifetime Withdrawal Percentage may be reduced which will result in a smaller Guaranteed Lifetime Withdrawal Amount.
For Contract Owners of Income Contracts who elected the Previous Plan's spousal benefit, the Spousal Continuation Option is automatically elected at the time of application for this contract and no reduction will be applied to the Lifetime Withdrawal Percentage. Contract Owners of Income Contracts who elected the Previous Plan's spousal benefit cannot remove the Spousal Continuation Option under this contract.
For Contract Owners of Income Contracts who declined the Previous Plan's spousal benefit, the Spousal Continuation Option is not available for election under this contract.
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For Contract Owners of Accumulation Contracts, the Spousal Continuation Option is available for election at the time of application, subject to the conditions listed below. In exchange for the Spousal Continuation Option, the Lifetime Withdrawal Percentage will be reduced by a factor that is determined by the age of the spouse when the Contract Owner reaches age 65 (see Appendix D: Spousal Continuation Option Calculation for the applicable reduction factors and sample calculations).
The Spousal Continuation Option is available to the Contract Owners of Accumulation Contracts, provided that the following conditions are satisfied:
(1)	The Spousal Continuation Option must be elected at the time of application, and the Contract Owner/Annuitant cannot be younger than 40 or older than 90 on the Contract Issue Date.
(2)	After the first Guaranteed Lifetime Withdrawal, the Spousal Continuation Option may not be removed from the contract.
(3)	Only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner/Annuitant.
(4)	Both spouses must be named as beneficiaries.
(5)	No person other than the spouse may be named as Contingent Annuitant. Note: This will affect the timing and payment of the death benefit. No death benefit will be paid until the death of the Contract Owner and his/her spouse.
(6)	The spouse cannot be younger than 40 or older than 90 at the Withdrawal Start Date.
Note: If the contract is annuitized, Guaranteed Lifetime Withdrawals and the Spousal Continuation Option terminate.
Marriage Termination
If, prior to taking the first Guaranteed Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Spousal Continuation Option from the contract. Nationwide will remove the option upon the Contract Owner’s written request to the Service Center. If the Spousal Continuation Option is removed from the contract, the Lifetime Withdrawal Percentage will be recalculated to reflect a Lifetime Withdrawal Percentage that is no longer reduced by the applicable Lifetime Withdrawal Percentage reduction factor. Once the Spousal Continuation Option is removed from the contract, the option may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Guaranteed Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Spousal Continuation Option from the contract.
Risks Associated with the Spousal Continuation Option
There are situations where a Contract Owner who elects the Spousal Continuation Option will not receive the benefits associated with the option. This will occur if:
(1)	the spouse (the Contingent Annuitant) dies before you;
(2)	the contract is annuitized; or
(3)	after the Withdrawal Start Date, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Spousal Continuation Option, but he/she will continue to receive a reduced Lifetime Withdrawal Percentage.
Ownership and Interests in the Contract
Contract Owner/Annuitant
The Contract Owner and the Annuitant must be the same person for contracts described in this prospectus. The Contract Owner/Annuitant has all rights under the contract and is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. The death of the Contract Owner/Annuitant will also trigger the death benefit (unless a Contingent Annuitant is named). The Contract Owner/Annuitant must be between the ages of 40 and 90 on the Contract Issue Date, unless Nationwide approves a request for a Contract Owner/Annuitant of lesser or greater age.
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Contingent Annuitant
If the Contract Owner/Annuitant dies before the Annuitization Date, the Contingent Annuitant replaces the Contract Owner/Annuitant and becomes the new determining life for Guaranteed Lifetime Withdrawals, annuity payments, and any death benefit. The Contingent Annuitant must be between the ages of 40 and 90 at the Withdrawal Start Date, unless Nationwide approves a request for a Contingent Annuitant of lesser or greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Contract Owner/Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Contract Owner/Annuitant and Contingent Annuitant.
If the Spousal Continuation Option is elected, the Contract Owner’s spouse must be named as the Contingent Annuitant.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Contract Owner/Annuitant dies before the Annuitization Date and there is no Contingent Annuitant. The Contract Owner/Annuitant can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner/Annuitant can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date, the Contract Owner may request to change the beneficiary or contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed, whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Contingent Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
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(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Subsequent Purchase Payments
Subsequent purchase payments are not permitted under this contract.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts. If fees are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
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Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account fees, which is equal to 0.70% of the Daily Net Assets.
Note: The Variable Account fees shown above reflect only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other fees that are assessed via the redemption of Accumulation Units (the Guaranteed Lifetime Withdrawal Fee).
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account fees.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing or over the telephone to the Service Center. Nationwide may restrict or withdraw the telephone transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
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Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via telephone. However, transfer requests submitted by multi-contract advisors via telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
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Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
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Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
For Accumulation Contracts, withdrawals taken before the Withdrawal Start Date (also known as early withdrawals) negatively impact the Current Guaranteed Lifetime Withdrawal Base. Additionally, for both Accumulation Contracts and Income Contracts, withdrawals after the Withdrawal Start Date that are in excess of the Guaranteed Lifetime Withdrawal Amount (also known as excess withdrawals) will also negatively impact the Current Guaranteed Lifetime Withdrawal Base. Finally, for Accumulation Contracts, the first withdrawal taken from the contract after the Contract Owner reaches age 65 constitutes the Withdrawal Start Date (see Guaranteed Lifetime Withdrawals and Spousal Continuation Option).
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay these fees are subject to the provisions of the contract (may reduce the Current Guaranteed Lifetime Withdrawal Base) and may be subject to income tax and/or tax penalties. Note: For Accumulation Contracts, the first withdrawal taken from the contract after the Contract Owner reaches age 65 establishes the Withdrawal Start Date even if it is taken to pay investment advisory fees (see Guaranteed Lifetime Withdrawals and Spousal Continuation Option).
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account fees
•	underlying mutual fund fees
•	the investment performance of the underlying mutual funds
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•	a prorated Guaranteed Lifetime Withdrawal Fee
•	a $30 Contract Maintenance Fee (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contract rights are personal to the Contract Owner and may not be assigned.
Contract Owner Services
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner/Annuitant
If a Contract Owner/Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary unless a Contingent Annuitant is named. If a Contingent Annuitant is named then no death benefit is payable until the death of both the Contract Owner/Annuitant and the Contingent Annuitant. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
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If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Death and Spousal Continuation Option
If the Spousal Continuation Option is elected, no death benefit is payable until both spouses die. After the death of the first spouse, the surviving spouse will continue to receive Guaranteed Lifetime Withdrawals until their death or annuitization.
Death Benefit Calculation
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 70½.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday unless approved by Nationwide.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
An election to begin annuity payments will terminate all benefits, conditions, guarantees, and fees associated with Guaranteed Lifetime Withdrawals.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
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Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
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Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account fees, which is equal to 0.70% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
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Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
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Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These proceedings include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. Regulatory proceedings may also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible with any degree of certainty to determine the likely ultimate outcomes of the
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pending regulatory and legal proceedings or to provide reasonable ranges of potential losses. Some matters are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the claims for liability or damages. In some of the legal proceedings which are seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of legal proceedings, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s condensed consolidated financial position. Nonetheless, it is possible that such outcomes could materially affect the Company’s condensed consolidated financial position or results of operations in a particular quarter or annual period given the large or indeterminate amounts sought in certain of these legal proceedings and the inherent unpredictability of litigation. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company recognizes an asset for insurance recoveries, not to exceed cumulative accrued losses, when recovery under such policies is probable and reasonably estimable.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor ("DOL"), the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company ("NMIC") insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including activity by the DOL, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-02716
Securities Act of 1933 Registration File No. 333-176908
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
DEF:	This Sub-Account is not available for election as an investment option. It is included under this contract solely as a default investment option in certain circumstances (see Right to Examine and Cancel and Death Benefit).
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
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Appendix B: Condensed Financial Information
Because the contracts described in this prospectus have not been sold, there are no Accumulation Unit values for the year ending December 31, 2016. The Statement of Additional Information is available free of charge by contacting the Service Center.
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions and are therefore not subject to the one rollover per year limitation. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
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Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs
Distributions from IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
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Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
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Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2017, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
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Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for IRAs and Roth IRAs
Distributions from IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the Co contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.
If the contract owner's entire interest in IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
44

(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
45

•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
46

Appendix D: Spousal Continuation Option Calculation
The following table provides the Lifetime Withdrawal Percentage reduction factors that are applicable when a Contract Owner elects the Spousal Continuation Option.
Age of Spouse when Contract Owner reaches age 65	Percent multiplied by the Lifetime Withdrawal Percentage
40	47%
41	48%
42	49%
43	49%
44	49%
45	49%
46	50%
47	52%
48	53%
49	55%
50	57%
51	58%
52	60%
53	61%
54	63%
55	64%
56	66%
57	67%
58	69%
59	70%
60	72%
61	73%
62	75%
63	76%
64	78%
65	79%
66	81%
67	82%
68	83%
69	85%
70	86%
71	87%
72	88%
47

Example of the calculation of the Lifetime Withdrawal Percentage when the Spousal Continuation Option is elected:
In this example, the Contract Owner transfers his/her Previous Plan’s assets to this contract and elects the Spousal Continuation Option at the time of application:
Lifetime Withdrawal Percentage=*6.5%
Spouse’s Age when the Contract Owner reaches age 65=55
Reduction factor from the above table=64%
The Lifetime Withdrawal Percentage is multiplied by the reduction factor resulting in a reduced Lifetime Withdrawal Percentage, as follows:
6.5% x 64%=4.16%
Therefore, the Contract Owner’s Lifetime Withdrawal Percentage would be 4.16% if he/she elected the Spousal Continuation Option.
*	The Lifetime Withdrawal Percentage is a hypothetical percentage for the purposes of this example.
48

Nationwide DestinationSM Income Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2017
Individual Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2017. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $209 billion as of December 31, 2016.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
No commissions are payable on the sale of a contract described in the prospectus.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
2

Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

NATIONWIDE

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Equity and Income Fund - Class A (VKEIA)
39,163 shares (cost $378,575)	$413,564
Growth and Income Fund - Class A (VKGIA)
38,478 shares (cost $915,204)	1,013,504
Invesco Mid Cap Growth Fund - Class A (VKGA)
112,321 shares (cost $3,900,899)	3,775,120
Aberdeen Small Cap Fund - Class A (PRSCA)
61,175 shares (cost $1,502,496)	2,019,396
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
49,301 shares (cost $506,858)	498,924
U.S. Equity Fund - Institutional Service Class (ADUES)
120,333 shares (cost $1,255,291)	1,450,018
International Growth Fund: Class A (TCIGA)
4,895 shares (cost $53,146)	52,671
International Growth Fund - Investor Class (TCIGR)
30,538 shares (cost $329,093)	325,837
Growth Fund - Investor Class (TCG)
170,250 shares (cost $4,509,639)	4,732,960
Income & Growth Fund - Class A (ACIGA)
42,479 shares (cost $1,168,039)	1,514,365
Income & Growth Fund - Investor Class (IGF)
97,239 shares (cost $2,867,538)	3,470,450
Short-Term Government Fund - Investor Class (BSTG)
115,544 shares (cost $1,123,647)	1,106,909
Ultra(R) Fund - Investor Class (TCUL)
193,116 shares (cost $5,357,420)	6,735,888
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
209,358 shares (cost $864,601)	793,465
Appreciation Fund, Inc. (DAF)
77,263 shares (cost $3,130,624)	2,582,891
Balanced Opportunity Fund - Class Z (DPBOZ)
43,888 shares (cost $792,527)	937,894
Dreyfus S&P 500 Index Fund (DSPI)
242,221 shares (cost $9,921,511)	11,788,919
Intermediate Term Income Fund - Class A (DPITIA)
100,985 shares (cost $1,399,467)	1,338,049
Opportunistic Small Cap Fund (DROSC)
3,340 shares (cost $104,974)	111,118
Third Century Fund, Inc. - Class Z (DTC)
41,602 shares (cost $578,616)	519,605
Bond Fund - Class F Shares (FBDF)
178,901 shares (cost $1,694,598)	1,635,153
Equity Income Fund, Inc. - Class F Shares (FEQIF)
1,142 shares (cost $24,141)	26,299
Federated High Yield Trust: Service Shares (FHYT)
353,452 shares (cost $2,349,581)	2,371,662
Intermediate Corporate Bond Fund - Service Shares (FIIF)
30,329 shares (cost $289,239)	278,416
Advisor Balanced Fund - Class A (FABA)
6,340 shares (cost $108,845)	121,403
Advisor Balanced Fund - Class T (FAB)
92,994 shares (cost $1,578,868)	1,800,363
Advisor Equity Growth Fund - Class A (FAEGA)
8,475 shares (cost $538,469)	771,148

Advisor Equity Income Fund - Class A (FAEIA)
59,404 shares (cost $1,403,706)	1,901,509
Advisor Equity Income Fund - Class T (FAEI)
51,454 shares (cost $1,296,868)	1,679,981
Advisor Growth Opportunities Fund - Class A (FAGOA)
8,756 shares (cost $445,796)	453,034
Advisor Growth Opportunities Fund - Class T (FAGO)
40,667 shares (cost $2,015,501)	2,093,554
Advisor High Income Advantage Fund - Class T (FAHY)
46,601 shares (cost $450,601)	501,428
Advisor Overseas Fund - Class A (FAOA)
37 shares (cost $609)	735
Asset Manager 50% (FAM)
79,351 shares (cost $1,227,066)	1,326,754
Templeton Foreign Securities Fund - Class 2 (TIF2)
142,616 shares (cost $2,336,938)	1,941,004
Balance Sheet Investment Fund - Class A (FRBSI)
35,676 shares (cost $1,446,434)	1,346,784
Foreign Fund - Class A (TFF)
115,633 shares (cost $608,173)	808,277
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
147,875 shares (cost $3,244,379)	4,136,053
Small-Mid Cap Growth Fund - Class A (FSCG)
32,952 shares (cost $1,077,428)	1,041,956
Real Estate Fund - Class A (AREA)
31,336 shares (cost $738,526)	651,780
Small Cap Growth Fund - Investor Class (ASCGI)
8,904 shares (cost $343,678)	304,331
Balanced Fund: Class S (JBS)
37,541 shares (cost $1,063,339)	1,096,944
Class T (JF)
102,886 shares (cost $3,177,088)	3,440,505
Overseas Fund: Class S (JOS)
1,963 shares (cost $66,615)	49,722
Twenty Fund: Class T (JTF)
234,141 shares (cost $13,354,963)	13,034,629
Global Research Fund - Class T (JWF)
25,095 shares (cost $982,181)	1,567,963
Global Research Fund - Class S (JWS)
4,084 shares (cost $193,390)	258,960
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
218,432 shares (cost $3,075,015)	2,988,151
MFS Strategic Income Fund - Class A (MSI)
143,326 shares (cost $961,243)	928,750
Bond Fund - Institutional Service Class (NBF)
164,117 shares (cost $1,617,532)	1,572,240
Bond Index Fund - Class A (NBIXA)
53,856 shares (cost $616,257)	588,647
Nationwide Fund: Class A (NFA)
43,640 shares (cost $662,776)	997,610
Nationwide Fund - Institutional Service Class (NF)
118,346 shares (cost $1,803,601)	2,663,967
Government Bond Fund - Institutional Service Class (NGBF)
180,025 shares (cost $1,860,822)	1,778,643
Nationwide Growth Fund - Institutional Class (NGF)
21,468 shares (cost $194,480)	228,422
International Index Fund - Class A (NIIXA)
477 shares (cost $2,949)	3,444

Investor Destinations Aggressive Fund - Service Class (IDAS)
125,472 shares (cost $1,167,065)	1,229,629
Investor Destinations Conservative Fund - Service Class (IDCS)
55,729 shares (cost $576,055)	560,638
Investor Destinations Moderate Fund - Service Class (IDMS)
352,280 shares (cost $3,291,123)	3,392,461
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
300,979 shares (cost $2,850,550)	3,018,816
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
69,701 shares (cost $721,374)	692,826
Mid Cap Market Index Fund - Class A (NMCIXA)
50,870 shares (cost $844,210)	884,629
Nationwide Government Money Market Fund - Investor Class (MMF)
5,390,603 shares (cost $5,390,603)	5,390,603
Money Market Fund - Service Class (MMFR)
2,756,412 shares (cost $2,756,412)	2,756,412
Nationwide Growth Fund - Class A (NGFA)
56,532 shares (cost $613,340)	573,795
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
101,802 shares (cost $1,183,277)	1,278,636
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
96,214 shares (cost $993,844)	955,407
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
213,911 shares (cost $2,638,616)	2,667,465
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
266,406 shares (cost $3,195,371)	3,495,251
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
63,683 shares (cost $724,629)	704,968
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
30,614 shares (cost $336,357)	295,424
S&P 500 Index Fund - Service Class (NIXR)
256,111 shares (cost $3,371,805)	3,611,170
Small Cap Index Fund - Class A (NSCIXA)
37,488 shares (cost $478,305)	532,705
Templeton NVIT International Value Fund - Class III (NVTIV3)
23,679 shares (cost $293,151)	251,472
Genesis Fund - Trust Class (NBGST)
122,775 shares (cost $6,520,931)	7,355,441
Guardian Fund - Investor Class (NBGF)
85,434 shares (cost $1,271,334)	1,275,530
Guardian Fund - Trust Class (NBGT)
16,793 shares (cost $184,455)	156,174
Large Cap Value Fund: Investor Class (PF)
87,673 shares (cost $2,410,186)	2,621,415
Large Cap Value Fund: Trust Class (NBPT)
7,123 shares (cost $143,293)	135,971
Short Duration Bond Fund - Investor Class (NLMB)
45,565 shares (cost $362,306)	355,862
Socially Responsive Fund - Trust Class (NBSRT)
68,727 shares (cost $1,394,546)	1,339,482
Capital Appreciation Fund- Class A (OCAF)
19,438 shares (cost $910,552)	980,817
Global Fund- Class A (OGF)
41,874 shares (cost $2,499,605)	3,128,791
Global Strategic Income Fund - Class A (OSI)
111,783 shares (cost $471,751)	433,719
PIMCO Total Return Fund - Class A (PMTRA)
160,868 shares (cost $1,762,314)	1,613,510

VP International Fund - Class II (ACVI2)
102,632 shares (cost $1,088,174)	960,636
Capital & Income Fund (FCI)
26,664 shares (cost $232,600)	258,906
Equity-Income Fund (FEI)
96,261 shares (cost $4,672,623)	5,516,711
High Income Portfolio - Initial Class (FHIP)
527 shares (cost $2,904)	2,834
Magellan(R) Fund (FMG)
68,641 shares (cost $5,813,333)	6,271,037
Puritan Fund (FPR)
291,948 shares (cost $5,659,307)	6,008,291
VIP Overseas Portfolio - Service Class 2 (FO2)
90,515 shares (cost $1,786,393)	1,597,597
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
119,103 shares (cost $4,696,575)	4,125,737
Putnam Growth Opportunities Fund - Class A (PUGOA)
1,951 shares (cost $47,052)	47,525
Putnam International Equity Fund - Class A (PUIGA)
221 shares (cost $4,974)	4,580
Virtus Balanced Fund: Class A (PBF)
55,760 shares (cost $815,767)	694,207
Advisors Small Cap Fund - Class A (WRASCA)
20,955 shares (cost $351,060)	321,027
Advantage Funds(R) - Common Stock Fund - Class A (SACSA)
92,019 shares (cost $2,047,033)	2,000,495
Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)
2,356 shares (cost $101,423)	94,281
Advantage Funds(R) - Growth Fund - Class A (SGRA)
18,018 shares (cost $773,411)	598,565
Advantage - Large Cap Core - Class A (WFLCCA)
4,971 shares (cost $77,347)	80,923
Advantage Large Cap Growth Fund - Class A (WFLGA)
48,449 shares (cost $2,342,583)	2,052,289
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)
54,279 shares (cost $664,107)	657,856

Total Investments	$184,554,284

Accounts Receivable - Advisor Overseas Fund - Class A (FAOA)	3
Accounts Receivable - Nationwide Growth Fund - Institutional Class (NGF)	59
Accounts Payable - Opportunistic Small Cap Fund (DROSC)	(31)
Accounts Payable - High-Yield Opportunities Fund - Institutional Class (DWHYOI)	(674)
Accounts Payable - High Income Portfolio - Initial Class (FHIP)	(9)
Accounts Payable - Overseas Fund: Class S (JOS)	(21)
Accounts Payable - Large Cap Value Fund: Trust Class (NBPT)	(38)
Accounts Payable - International Index Fund - Class A (NIIXA)	(13)
Accounts Payable - Putnam International Equity Fund - Class A (PUIGA)	(2)
Accounts Payable - International Growth Fund: Class A (TCIGA)	(38)
Other Accounts Payable	(2,921)

$184,550,599

Contract Owners’ Equity:
Accumulation units	184,549,355
Contracts in payout (annuitization) period (note 1f)	1,244

Total Contract Owners’ Equity (note 5)	$184,550,599

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA
Reinvested dividends	$2,252,916	6,162	15,450	-	-	-	3,711	124
Mortality and expense risk charges (note 2)	(2,377,136)	(4,504)	(10,968)	(51,970)	(25,057)	(5,900)	(18,067)	(706)

Net investment income (loss)	(124,220)	1,658	4,482	(51,970)	(25,057)	(5,900)	(14,356)	(582)

Realized gain (loss) on investments	3,169,734	2,011	54,850	4,683	663,692	(4,262)	65,797	1,163
Change in unrealized gain (loss) on investments	384,418	31,018	37,793	(108,137)	(229,201)	42,351	(81,009)	(4,814)

Net gain (loss) on investments	3,554,152	33,029	92,643	(103,454)	434,491	38,089	(15,212)	(3,651)

Reinvested capital gains	7,241,895	10,186	50,897	100,656	-	5,610	153,861	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,671,827	44,873	148,022	(54,768)	409,434	37,799	124,293	(4,233)

Investment Activity:	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF
Reinvested dividends	$1,575	27,707	31,433	76,676	7,386	18,884	45,847	38,081
Mortality and expense risk charges (note 2)	(4,502)	(64,307)	(17,575)	(42,092)	(15,194)	(88,379)	(10,204)	(32,895)

Net investment income (loss)	(2,927)	(36,600)	13,858	34,584	(7,808)	(69,495)	35,643	5,186

Realized gain (loss) on investments	12,788	127,507	33,716	43,232	(4,260)	349,355	(29,946)	75,403
Change in unrealized gain (loss) on investments	(36,434)	(165,618)	94,369	235,713	1,190	(342,897)	82,889	(503,261)

Net gain (loss) on investments	(23,646)	(38,111)	128,085	278,945	(3,070)	6,458	52,943	(427,858)

Reinvested capital gains	-	209,271	24,051	55,866	-	294,552	-	571,634

Net increase (decrease) in contract owners’ equity resulting from operations	$(26,573)	134,560	165,994	369,395	(10,878)	231,515	88,586	148,962

Investment Activity:	DPBOZ	DSPI	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT
Reinvested dividends	$11,659	198,596	27,899	-	5,349	66,854	553	103,164
Mortality and expense risk charges (note 2)	(10,407)	(148,289)	(17,914)	(1,377)	(7,007)	(21,267)	(332)	(25,822)

Net investment income (loss)	1,252	50,307	9,985	(1,377)	(1,658)	45,587	221	77,342

Realized gain (loss) on investments	20,197	270,821	533	(7,241)	25,335	(4,277)	1,115	(3,634)
Change in unrealized gain (loss) on investments	46,183	(215,551)	(5,263)	20,480	350	66,467	(148)	163,463

Net gain (loss) on investments	66,380	55,270	(4,730)	13,239	25,685	62,190	967	159,829

Reinvested capital gains	-	965,208	951	455	21,044	783	464	-

Net increase (decrease) in contract owners’ equity resulting from operations	$67,632	1,070,785	6,206	12,317	45,071	108,560	1,652	237,171

Investment Activity:	FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA	FAGO
Reinvested dividends	$8,707	1,075	17,024	-	36,612	27,799	-	-
Mortality and expense risk charges (note 2)	(3,728)	(1,078)	(22,498)	(10,741)	(23,095)	(20,991)	(6,271)	(30,252)

Net investment income (loss)	4,979	(3)	(5,474)	(10,741)	13,517	6,808	(6,271)	(30,252)

Realized gain (loss) on investments	(1,809)	4,283	11,612	112,709	20,590	10,426	123,836	325,735
Change in unrealized gain (loss) on investments	3,322	(68)	76,383	(144,873)	192,783	184,746	(177,422)	(639,304)

Net gain (loss) on investments	1,513	4,215	87,995	(32,164)	213,373	195,172	(53,586)	(313,569)

Reinvested capital gains	735	394	7,923	46,476	42,245	35,869	62,339	290,663

Net increase (decrease) in contract owners’ equity resulting from operations	$7,227	4,606	90,444	3,571	269,135	237,849	2,482	(53,158)

Investment Activity:	FAHY	FAOA	FAM	TIF2	FRBSI	TFF	TMSF	FSCG
Reinvested dividends	$24,628	7	20,333	36,397	6,250	14,976	79,802	-
Mortality and expense risk charges (note 2)	(6,754)	(5)	(16,897)	(24,442)	(15,773)	(9,992)	(47,926)	(12,253)

Net investment income (loss)	17,874	2	3,436	11,955	(9,523)	4,984	31,876	(12,253)

Realized gain (loss) on investments	37,993	1	4,842	(126,280)	(79,995)	32,730	32,340	11,398
Change in unrealized gain (loss) on investments	4,197	(53)	46,608	189,966	230,765	38,341	272,713	(32,858)

Net gain (loss) on investments	42,190	(52)	51,450	63,686	150,770	71,071	305,053	(21,460)

Reinvested capital gains	-	1	6,879	32,600	79,024	-	176,062	64,772

Net increase (decrease) in contract owners’ equity resulting from operations	$60,064	(49)	61,765	108,241	220,271	76,055	512,991	31,059

Investment Activity:	AREA	ASCGI	JBS	JF	JOS	JTF	JWF	JWS
Reinvested dividends	$13,224	-	20,849	7,852	433	132,408	11,761	1,150
Mortality and expense risk charges (note 2)	(10,086)	(3,855)	(13,452)	(47,389)	(770)	(175,683)	(20,900)	(3,331)

Net investment income (loss)	3,138	(3,855)	7,397	(39,537)	(337)	(43,275)	(9,139)	(2,181)

Realized gain (loss) on investments	(8,253)	(58,892)	19,993	165,996	(10,144)	(727,585)	80,504	20,687
Change in unrealized gain (loss) on investments	(25,520)	35,939	(12,034)	(327,541)	4,411	888,344	(65,254)	(17,704)

Net gain (loss) on investments	(33,773)	(22,953)	7,959	(161,545)	(5,733)	160,759	15,250	2,983

Reinvested capital gains	82,295	25,018	13,014	171,066	-	174,591	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$51,660	(1,790)	28,370	(30,016)	(6,070)	292,075	6,111	802

Investment Activity:	LSC	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF
Reinvested dividends	$11,285	35,219	36,449	8,703	10,606	34,281	34,118	1,750
Mortality and expense risk charges (note 2)	(37,985)	(12,683)	(20,106)	(5,470)	(12,228)	(33,308)	(26,690)	(3,434)

Net investment income (loss)	(26,700)	22,536	16,343	3,233	(1,622)	973	7,428	(1,684)

Realized gain (loss) on investments	(17,904)	(20,735)	10,635	(2,470)	43,170	176,580	(27,704)	50,784
Change in unrealized gain (loss) on investments	358,104	53,935	(3,886)	(9,485)	19,383	(10,622)	3,337	(57,140)

Net gain (loss) on investments	340,200	33,200	6,749	(11,955)	62,553	165,958	(24,367)	(6,356)

Reinvested capital gains	77,005	-	6,065	728	29,432	79,856	713	10,689

Net increase (decrease) in contract owners’ equity resulting from operations	$390,505	55,736	29,157	(7,994)	90,363	246,787	(16,226)	2,649

Investment Activity:	NIIXA	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF
Reinvested dividends	$90	22,621	10,404	70,739	58,277	14,866	8,281	-
Mortality and expense risk charges (note 2)	(33)	(15,647)	(6,629)	(44,968)	(36,945)	(10,461)	(10,015)	(71,200)

Net investment income (loss)	57	6,974	3,775	25,771	21,332	4,405	(1,734)	(71,200)

Realized gain (loss) on investments	8	69,748	(827)	97,506	118,795	9,932	29,245	-
Change in unrealized gain (loss) on investments	(87)	(70,038)	10,784	(110,829)	(121,960)	4,407	41,462	-

Net gain (loss) on investments	(79)	(290)	9,957	(13,323)	(3,165)	14,339	70,707	-

Reinvested capital gains	7	96,715	5,331	201,147	205,140	22,426	70,474	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(15)	103,399	19,063	213,595	223,307	41,170	139,447	(71,200)

Investment Activity:	MMFR	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6
Reinvested dividends	$-	2,295	20,240	18,498	50,128	60,526	13,350	3,401
Mortality and expense risk charges (note 2)	(36,177)	(8,078)	(17,844)	(9,716)	(35,250)	(43,991)	(9,086)	(3,564)

Net investment income (loss)	(36,177)	(5,783)	2,396	8,782	14,878	16,535	4,264	(163)

Realized gain (loss) on investments	-	5,194	174,584	(4,711)	137,498	141,026	15,149	868
Change in unrealized gain (loss) on investments	-	(22,524)	(156,216)	1,013	(146,503)	(182,335)	(16,586)	(17,941)

Net gain (loss) on investments	-	(17,330)	18,368	(3,698)	(9,005)	(41,309)	(1,437)	(17,073)

Reinvested capital gains	-	28,143	89,985	14,900	148,062	257,127	24,401	6,036

Net increase (decrease) in contract owners’ equity resulting from operations	$(36,177)	5,030	110,749	19,984	153,935	232,353	27,228	(11,200)

Investment Activity:	NIXR	NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT
Reinvested dividends	$53,299	5,164	5,401	3,805	8,086	1,383	16,584	1,282
Mortality and expense risk charges (note 2)	(43,151)	(5,685)	(3,529)	(87,762)	(17,028)	(1,822)	(31,137)	(1,185)

Net investment income (loss)	10,148	(521)	1,872	(83,957)	(8,942)	(439)	(14,553)	97

Realized gain (loss) on investments	192,928	26,060	(35,953)	625,076	23,605	(3,343)	144,904	(2,711)
Change in unrealized gain (loss) on investments	(66,237)	26,419	28,071	94,820	(60,638)	(10,376)	365,497	20,061

Net gain (loss) on investments	126,691	52,479	(7,882)	719,896	(37,033)	(13,719)	510,401	17,350

Reinvested capital gains	193,805	32,566	4,391	411,436	139,939	25,734	73,131	5,886

Net increase (decrease) in contract owners’ equity resulting from operations	$330,644	84,524	(1,619)	1,047,375	93,964	11,576	568,979	23,333

Investment Activity:	NLMB	NBSRT	OCAF	OGF	OSI	PMTRA	ACVI2	FCI
Reinvested dividends	$4,670	14,446	726	21,817	17,968	46,970	9,483	10,827
Mortality and expense risk charges (note 2)	(5,288)	(16,693)	(11,515)	(42,116)	(5,869)	(22,372)	(13,007)	(3,300)

Net investment income (loss)	(618)	(2,247)	(10,789)	(20,299)	12,099	24,598	(3,524)	7,527

Realized gain (loss) on investments	(2,769)	60,875	49,248	19,016	(14,201)	(30,366)	(17,148)	687
Change in unrealized gain (loss) on investments	2,007	(15,784)	(118,639)	(63,381)	25,505	28,458	(50,653)	12,032

Net gain (loss) on investments	(762)	45,091	(69,391)	(44,365)	11,304	(1,908)	(67,801)	12,719

Reinvested capital gains	-	84,205	38,641	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,380)	127,049	(41,539)	(64,664)	23,403	22,690	(71,325)	20,246

Investment Activity:	FEI	FHIP	FMG	FPR	FO2	OVGSS	PUGOA	PUIGA
Reinvested dividends	$136,419	146	37,633	105,760	20,654	33,377	4	137
Mortality and expense risk charges (note 2)	(70,922)	(33)	(86,816)	(78,246)	(22,612)	(54,868)	(115)	(64)

Net investment income (loss)	65,497	113	(49,183)	27,514	(1,958)	(21,491)	(111)	73

Realized gain (loss) on investments	(112,837)	(1)	(73,553)	3,689	(63,831)	(140,457)	(162)	-
Change in unrealized gain (loss) on investments	736,389	218	199,235	70,377	(63,499)	(219,230)	472	(267)

Net gain (loss) on investments	623,552	217	125,682	74,066	(127,330)	(359,687)	310	(267)

Reinvested capital gains	110,878	-	147,362	118,592	2,874	295,931	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$799,927	330	223,861	220,172	(126,414)	(85,247)	199	(194)

Investment Activity:	PBF	WRASCA	SACSA	WFENAD	SGRA	WFLCCA	WFLGA	WFAIVD
Reinvested dividends	$12,524	-	-	-	-	611	-	8,883
Mortality and expense risk charges (note 2)	(11,039)	(3,900)	(25,646)	(1,274)	(7,912)	(1,137)	(27,204)	(8,870)

Net investment income (loss)	1,485	(3,900)	(25,646)	(1,274)	(7,912)	(526)	(27,204)	13

Realized gain (loss) on investments	3,234	(4,774)	(62,216)	(5,021)	(93,198)	(3,604)	(22,530)	8,678
Change in unrealized gain (loss) on investments	(63,652)	27,366	250,850	2,860	(54,482)	7,284	(143,303)	(12,652)

Net gain (loss) on investments	(60,418)	22,592	188,634	(2,161)	(147,680)	3,680	(165,833)	(3,974)

Reinvested capital gains	55,155	16,187	73,738	4,174	107,826	-	106,625	40,982

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,778)	34,879	236,726	739	(47,766)	3,154	(86,412)	37,021

Investment Activity:	PVF
Reinvested dividends	$333
Mortality and expense risk charges (note 2)	(614)

Net investment income (loss)	(281)

Realized gain (loss) on investments	(7,257)
Change in unrealized gain (loss) on investments	7,197

Net gain (loss) on investments	(60)

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(341)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		VKEIA		VKGIA		VKGA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(124,220)	(183,424)	1,658	2,742	4,482	2,716	(51,970)	(61,711)
Realized gain (loss) on investments	3,169,734	7,374,669	2,011	4,031	54,850	57,814	4,683	62,576
Change in unrealized gain (loss) on investments	384,418	(20,775,337)	31,018	(26,955)	37,793	(172,779)	(108,137)	(341,422)
Reinvested capital gains	7,241,895	11,764,935	10,186	8,142	50,897	66,305	100,656	361,096

Net increase (decrease) in contract owners’ equity resulting from operations	10,671,827	(1,819,157)	44,873	(12,040)	148,022	(45,944)	(54,768)	20,539

Equity transactions:
Purchase payments received from contract owners (note 3)	8,938,816	8,910,536	22,818	23,044	19,557	27,732	170,626	150,175
Transfers between funds	-	-	47,635	3,999	11,986	(19,156)	(232,941)	570,596
Redemptions (note 3)	(29,987,947)	(26,338,389)	(3,073)	(27,085)	(151,757)	(104,438)	(936,180)	(474,989)
Annuity benefits	(356)	(363)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(142,233)	(152,917)	-	-	-	-	(2,979)	(3,284)
Contingent deferred sales charges (note 2)	(23,193)	(35,478)	-	-	(47)	(484)	(211)	(261)
Adjustments to maintain reserves	(1,467)	(1,880)	7	(17)	(11)	4	(36)	(51)

Net equity transactions	(21,216,380)	(17,618,491)	67,387	(59)	(120,272)	(96,342)	(1,001,721)	242,186

Net change in contract owners’ equity	(10,544,553)	(19,437,648)	112,260	(12,099)	27,750	(142,286)	(1,056,489)	262,725
Contract owners’ equity beginning of period	195,095,152	214,532,800	301,280	313,379	985,741	1,128,027	4,831,566	4,568,841

Contract owners’ equity end of period	$184,550,599	195,095,152	413,540	301,280	1,013,491	985,741	3,775,077	4,831,566

CHANGES IN UNITS:
Beginning units	8,727,046	8,861,037	22,758	22,800	40,588	44,470	151,162	143,438
Units purchased	956,200	1,820,244	5,665	2,332	3,120	2,088	9,316	26,462
Units redeemed	(1,848,591)	(1,954,235)	(887)	(2,374)	(8,348)	(5,970)	(40,899)	(18,738)

Ending units	7,834,655	8,727,046	27,536	22,758	35,360	40,588	119,579	151,162

	PRSCA		ADGFIS		ADUES		TCIGA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(25,057)	(22,620)	(5,900)	(4,451)	(14,356)	(5,890)	(582)	(699)
Realized gain (loss) on investments	663,692	181,864	(4,262)	(7,221)	65,797	90,745	1,163	4,594
Change in unrealized gain (loss) on investments	(229,201)	3,828	42,351	(15,981)	(81,009)	(222,747)	(4,814)	(7,642)
Reinvested capital gains	-	-	5,610	-	153,861	65,606	-	3,224

Net increase (decrease) in contract owners’ equity resulting from operations	409,434	163,072	37,799	(27,653)	124,293	(72,286)	(4,233)	(523)

Equity transactions:
Purchase payments received from contract owners (note 3)	49,352	85,774	19,759	23,276	45,271	45,211	-	-
Transfers between funds	(9,009)	897,581	85,443	(40,323)	43,283	(47,413)	-	-
Redemptions (note 3)	(713,973)	(506,776)	(52,366)	(37,194)	(139,428)	(204,209)	(3,395)	(12,280)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,119)	(1,069)	(423)	(460)	(1,377)	(1,406)	-	-
Contingent deferred sales charges (note 2)	(156)	(179)	-	-	(117)	-	-	-
Adjustments to maintain reserves	(22)	(2)	(10)	1	(13)	(19)	(19)	(4)

Net equity transactions	(674,927)	475,329	52,403	(54,700)	(52,381)	(207,836)	(3,414)	(12,284)

Net change in contract owners’ equity	(265,493)	638,401	90,202	(82,353)	71,912	(280,122)	(7,647)	(12,807)
Contract owners’ equity beginning of period	2,284,863	1,646,462	408,704	491,057	1,378,070	1,658,192	60,280	73,087

Contract owners’ equity end of period	$2,019,370	2,284,863	498,906	408,704	1,449,982	1,378,070	52,633	60,280

CHANGES IN UNITS:
Beginning units	63,911	47,699	40,275	45,516	87,681	100,216	5,866	7,021
Units purchased	11,752	32,013	10,438	2,728	9,447	2,898	-	-
Units redeemed	(31,390)	(15,801)	(5,692)	(7,969)	(12,842)	(15,433)	(349)	(1,155)

Ending units	44,273	63,911	45,021	40,275	84,286	87,681	5,517	5,866

	TCIGR		TCG		ACIGA		IGF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(2,927)	(4,078)	(36,600)	(55,234)	13,858	12,069	34,584	27,936
Realized gain (loss) on investments	12,788	31,226	127,507	199,321	33,716	5,440	43,232	38,112
Change in unrealized gain (loss) on investments	(36,434)	(50,140)	(165,618)	(307,333)	94,369	(237,237)	235,713	(501,263)
Reinvested capital gains	-	21,651	209,271	338,827	24,051	97,194	55,866	198,611

Net increase (decrease) in contract owners’ equity resulting from operations	(26,573)	(1,341)	134,560	175,581	165,994	(122,534)	369,395	(236,604)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	120,836	110,983	39,558	49,118	188,909	185,364
Transfers between funds	(22,499)	(12,820)	(113,129)	(42,768)	11,013	26,541	123,202	151,079
Redemptions (note 3)	(22,382)	(72,074)	(718,321)	(646,984)	(228,127)	(182,357)	(336,108)	(389,263)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(598)	(682)	(4,040)	(4,579)	-	-	(3,639)	(3,961)
Contingent deferred sales charges (note 2)	-	-	(221)	(1,954)	(289)	(6)	(21)	(119)
Adjustments to maintain reserves	(5)	(17)	18	(69)	(9)	(18)	(16)	(25)

Net equity transactions	(45,484)	(85,593)	(714,857)	(585,371)	(177,854)	(106,722)	(27,673)	(56,925)

Net change in contract owners’ equity	(72,057)	(86,934)	(580,297)	(409,790)	(11,860)	(229,256)	341,722	(293,529)
Contract owners’ equity beginning of period	397,870	484,804	5,313,217	5,723,007	1,526,225	1,755,481	3,128,684	3,422,213

Contract owners’ equity end of period	$325,813	397,870	4,732,920	5,313,217	1,514,365	1,526,225	3,470,406	3,128,684

CHANGES IN UNITS:
Beginning units	12,950	15,665	95,491	108,782	107,376	114,739	106,114	108,068
Units purchased	-	-	5,432	6,281	6,062	7,165	10,757	12,557
Units redeemed	(1,547)	(2,715)	(10,419)	(19,572)	(18,562)	(14,528)	(11,867)	(14,511)

Ending units	11,403	12,950	90,504	95,491	94,876	107,376	105,004	106,114

	BSTG		TCUL		DWHYOI		DAF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(7,808)	(10,031)	(69,495)	(76,216)	35,643	44,304	5,186	10,675
Realized gain (loss) on investments	(4,260)	(4,680)	349,355	195,143	(29,946)	(6,571)	75,403	118,884
Change in unrealized gain (loss) on investments	1,190	(559)	(342,897)	(115,055)	82,889	(106,191)	(503,261)	(840,203)
Reinvested capital gains	-	-	294,552	349,977	-	-	571,634	606,399

Net increase (decrease) in contract owners’ equity resulting from operations	(10,878)	(15,270)	231,515	353,849	88,586	(68,458)	148,962	(104,245)

Equity transactions:
Purchase payments received from contract owners (note 3)	47,085	53,815	179,074	168,700	73,232	84,756	90,465	96,432
Transfers between funds	(28,975)	(41,737)	182,668	307,582	(8,544)	(25,980)	(25,732)	(48,395)
Redemptions (note 3)	(92,152)	(225,209)	(939,930)	(778,604)	(170,346)	(85,899)	(216,118)	(267,378)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(787)	(963)	(6,237)	(6,664)	(881)	(878)	(1,472)	(1,737)
Contingent deferred sales charges (note 2)	(53)	(10)	(420)	(562)	(1)	(8)	(21)	(118)
Adjustments to maintain reserves	(23)	(48)	(29)	(58)	(221)	101	(74)	(34)

Net equity transactions	(74,905)	(214,152)	(584,874)	(309,606)	(106,761)	(27,908)	(152,952)	(221,230)

Net change in contract owners’ equity	(85,783)	(229,422)	(353,359)	44,243	(18,175)	(96,366)	(3,990)	(325,475)
Contract owners’ equity beginning of period	1,192,599	1,422,021	7,089,191	7,044,948	810,966	907,332	2,586,803	2,912,278

Contract owners’ equity end of period	$1,106,816	1,192,599	6,735,832	7,089,191	792,791	810,966	2,582,813	2,586,803

CHANGES IN UNITS:
Beginning units	63,426	74,772	262,570	265,770	45,923	47,405	149,963	162,046
Units purchased	12,608	4,412	36,215	27,732	6,257	6,267	5,225	7,654
Units redeemed	(17,589)	(15,758)	(45,985)	(30,932)	(12,101)	(7,749)	(13,608)	(19,737)

Ending units	58,445	63,426	252,800	262,570	40,079	45,923	141,580	149,963

	DPBOZ		DSPI		DPITIA		DROSC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,252	(2,153)	50,307	34,663	9,985	13,855	(1,377)	(1,148)
Realized gain (loss) on investments	20,197	21,229	270,821	409,560	533	73,173	(7,241)	(17,968)
Change in unrealized gain (loss) on investments	46,183	(66,297)	(215,551)	(1,127,567)	(5,263)	(138,956)	20,480	5,045
Reinvested capital gains	-	34,555	965,208	647,072	951	12,637	455	3,997

Net increase (decrease) in contract owners’ equity resulting from operations	67,632	(12,666)	1,070,785	(36,272)	6,206	(39,291)	12,317	(10,074)

Equity transactions:
Purchase payments received from contract owners (note 3)	32,147	34,284	689,421	592,199	56,094	60,923	6,027	5,101
Transfers between funds	200,295	(5,186)	64,828	47,739	31,603	(59,500)	20,342	27,033
Redemptions (note 3)	(98,704)	(80,561)	(1,595,324)	(1,433,906)	(240,808)	(209,087)	(38,780)	(39,573)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(487)	(558)	(11,125)	(11,248)	(1,027)	(1,097)	-	-
Contingent deferred sales charges (note 2)	(100)	(48)	(293)	(140)	-	-	(113)	(161)
Adjustments to maintain reserves	(68)	(16)	(43)	(5)	90	(101)	(4)	4

Net equity transactions	133,083	(52,085)	(852,536)	(805,361)	(154,048)	(208,862)	(12,528)	(7,596)

Net change in contract owners’ equity	200,715	(64,751)	218,249	(841,633)	(147,842)	(248,153)	(211)	(17,670)
Contract owners’ equity beginning of period	737,117	801,868	11,570,609	12,412,242	1,485,976	1,734,129	111,298	128,968

Contract owners’ equity end of period	$937,832	737,117	11,788,858	11,570,609	1,338,134	1,485,976	111,087	111,298

CHANGES IN UNITS:
Beginning units	51,166	54,674	236,442	252,626	117,563	133,452	6,249	6,952
Units purchased	15,825	3,391	19,490	16,598	7,653	18,869	1,489	4,182
Units redeemed	(7,114)	(6,899)	(36,741)	(32,782)	(19,878)	(34,758)	(2,293)	(4,885)

Ending units	59,877	51,166	219,191	236,442	105,338	117,563	5,445	6,249

	DTC		FBDF		FEQIF		FHYT
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,658)	(3,095)	45,587	52,864	221	166	77,342	102,902
Realized gain (loss) on investments	25,335	112,386	(4,277)	(1,743)	1,115	552	(3,634)	86,316
Change in unrealized gain (loss) on investments	350	(201,113)	66,467	(126,829)	(148)	(3,386)	163,463	(295,599)
Reinvested capital gains	21,044	71,411	783	17,535	464	332	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	45,071	(20,411)	108,560	(58,173)	1,652	(2,336)	237,171	(106,381)

Equity transactions:
Purchase payments received from contract owners (note 3)	8,633	8,378	67,142	101,981	-	1,484	121,673	123,479
Transfers between funds	(6,614)	(205,022)	(16,299)	14,391	-	-	754,919	(1,062,661)
Redemptions (note 3)	(103,886)	(56,517)	(137,523)	(234,826)	(8,040)	(1,254)	(529,611)	(326,846)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(486)	(611)	(1,264)	(1,533)	-	-	(1,252)	(1,254)
Contingent deferred sales charges (note 2)	(41)	-	-	(177)	-	-	(34)	(193)
Adjustments to maintain reserves	(17)	(43)	(31)	(24)	7	(3)	(47)	63

Net equity transactions	(102,411)	(253,815)	(87,975)	(120,188)	(8,033)	227	345,648	(1,267,412)

Net change in contract owners’ equity	(57,340)	(274,226)	20,585	(178,361)	(6,381)	(2,109)	582,819	(1,373,793)
Contract owners’ equity beginning of period	576,897	851,123	1,614,536	1,792,897	32,678	34,787	1,788,776	3,162,569

Contract owners’ equity end of period	$519,557	576,897	1,635,121	1,614,536	26,297	32,678	2,371,595	1,788,776

CHANGES IN UNITS:
Beginning units	24,200	31,270	72,232	77,607	2,479	2,459	84,526	138,496
Units purchased	252	478	3,377	8,849	-	107	38,104	16,209
Units redeemed	(3,249)	(7,548)	(7,133)	(14,224)	(641)	(87)	(25,490)	(70,179)

Ending units	21,203	24,200	68,476	72,232	1,838	2,479	97,140	84,526

	FIIF		FABA		FAB		FAEGA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$4,979	13,726	(3)	(242)	(5,474)	(8,182)	(10,741)	(10,576)
Realized gain (loss) on investments	(1,809)	(23,696)	4,283	11,032	11,612	41,619	112,709	21,372
Change in unrealized gain (loss) on investments	3,322	4,230	(68)	(16,474)	76,383	(126,892)	(144,873)	14,216
Reinvested capital gains	735	366	394	3,231	7,923	64,735	46,476	19,886

Net increase (decrease) in contract owners’ equity resulting from operations	7,227	(5,374)	4,606	(2,453)	90,444	(28,720)	3,571	44,898

Equity transactions:
Purchase payments received from contract owners (note 3)	4,389	11,364	33,703	899	64,147	78,184	15,758	15,909
Transfers between funds	7,051	(482,778)	42	8,341	82,394	3,566	(11,369)	46,832
Redemptions (note 3)	(37,428)	(47,603)	(1,702)	(50,016)	(112,246)	(231,338)	(94,915)	(41,871)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,466)	(1,292)	-	-
Contingent deferred sales charges (note 2)	(5)	(8)	-	-	(1)	(11)	(154)	(13)
Adjustments to maintain reserves	6	(55)	11	(23)	(23)	7	-	(15)

Net equity transactions	(25,987)	(519,080)	32,054	(40,799)	32,805	(150,884)	(90,680)	20,842

Net change in contract owners’ equity	(18,760)	(524,454)	36,660	(43,252)	123,249	(179,604)	(87,109)	65,740
Contract owners’ equity beginning of period	297,152	821,606	84,728	127,980	1,677,086	1,856,690	858,254	792,514

Contract owners’ equity end of period	$278,392	297,152	121,388	84,728	1,800,335	1,677,086	771,145	858,254

CHANGES IN UNITS:
Beginning units	17,742	46,777	5,141	7,647	70,241	76,575	69,961	68,164
Units purchased	1,871	1,403	2,257	552	6,219	7,144	11,892	5,941
Units redeemed	(3,385)	(30,438)	(486)	(3,058)	(4,868)	(13,478)	(18,319)	(4,144)

Ending units	16,228	17,742	6,912	5,141	71,592	70,241	63,534	69,961

	FAEIA		FAEI		FAGOA		FAGO
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$13,517	33,272	6,808	22,783	(6,271)	(7,313)	(30,252)	(35,799)
Realized gain (loss) on investments	20,590	14,358	10,426	13,797	123,836	83,149	325,735	152,112
Change in unrealized gain (loss) on investments	192,783	(287,748)	184,746	(243,644)	(177,422)	(110,693)	(639,304)	(296,393)
Reinvested capital gains	42,245	126,949	35,869	107,138	62,339	56,118	290,663	268,327

Net increase (decrease) in contract owners’ equity resulting from operations	269,135	(113,169)	237,849	(99,926)	2,482	21,261	(53,158)	88,247

Equity transactions:
Purchase payments received from contract owners (note 3)	43,978	98,570	79,626	136,469	8,275	6,946	139,909	252,914
Transfers between funds	(22,882)	(2,246)	(78,140)	(39,554)	(107,245)	1,483	(134,155)	(136,455)
Redemptions (note 3)	(248,645)	(209,140)	(150,219)	(183,280)	(10,335)	(77,967)	(513,449)	(301,396)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,876)	(2,020)	-	-	(3,511)	(3,523)
Contingent deferred sales charges (note 2)	(85)	(190)	-	(2)	(1)	(18)	(90)	(124)
Adjustments to maintain reserves	(51)	(8)	1	(38)	(28)	(6)	(10)	(22)

Net equity transactions	(227,685)	(113,014)	(150,608)	(88,425)	(109,334)	(69,562)	(511,306)	(188,606)

Net change in contract owners’ equity	41,450	(226,183)	87,241	(188,351)	(106,852)	(48,301)	(564,464)	(100,359)
Contract owners’ equity beginning of period	1,860,007	2,086,190	1,592,708	1,781,059	559,852	608,153	2,657,985	2,758,344

Contract owners’ equity end of period	$1,901,457	1,860,007	1,679,949	1,592,708	453,000	559,852	2,093,521	2,657,985

CHANGES IN UNITS:
Beginning units	101,379	107,331	55,331	58,254	39,198	44,201	106,324	113,907
Units purchased	2,677	5,994	2,781	5,884	11,012	3,352	6,784	10,955
Units redeemed	(14,799)	(11,946)	(7,690)	(8,807)	(18,067)	(8,355)	(28,024)	(18,538)

Ending units	89,257	101,379	50,422	55,331	32,143	39,198	85,084	106,324

	FAHY		FAOA		FAM		TIF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$17,874	19,368	2	(4)	3,436	6,688	11,955	45,076
Realized gain (loss) on investments	37,993	9,199	1	35	4,842	10,110	(126,280)	(87,009)
Change in unrealized gain (loss) on investments	4,197	(50,160)	(53)	(9)	46,608	(88,191)	189,966	(206,186)
Reinvested capital gains	-	-	1	-	6,879	48,350	32,600	76,479

Net increase (decrease) in contract owners’ equity resulting from operations	60,064	(21,593)	(49)	22	61,765	(23,043)	108,241	(171,640)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	32,333	49,077	137,114	138,487
Transfers between funds	(23,013)	(33,163)	-	-	23,205	(21,734)	(4,119)	4,327
Redemptions (note 3)	(53,583)	(44,059)	1	(65)	(99,441)	(201,968)	(334,929)	(265,431)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(503)	(575)	-	-	(1,680)	(1,750)	(802)	(951)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(106)	(91)	(440)
Adjustments to maintain reserves	(24)	(24)	(8)	(2)	(11)	(2)	(43)	(31)

Net equity transactions	(77,123)	(77,821)	(7)	(67)	(45,594)	(176,483)	(202,870)	(124,039)

Net change in contract owners’ equity	(17,059)	(99,414)	(56)	(45)	16,171	(199,526)	(94,629)	(295,679)
Contract owners’ equity beginning of period	518,441	617,855	794	839	1,310,552	1,510,078	2,035,581	2,331,260

Contract owners’ equity end of period	$501,382	518,441	738	794	1,326,723	1,310,552	1,940,952	2,035,581

CHANGES IN UNITS:
Beginning units	18,235	20,719	63	68	43,694	49,475	254,674	269,216
Units purchased	672	-	-	-	2,126	1,762	23,909	35,794
Units redeemed	(2,959)	(2,484)	-	(5)	(3,713)	(7,543)	(49,077)	(50,336)

Ending units	15,948	18,235	63	63	42,107	43,694	229,506	254,674

	FRBSI		TFF		TMSF		FSCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(9,523)	(9,428)	4,984	(609)	31,876	16,965	(12,253)	(13,810)
Realized gain (loss) on investments	(79,995)	(1,307)	32,730	61,926	32,340	45,337	11,398	11,735
Change in unrealized gain (loss) on investments	230,765	(346,051)	38,341	(133,069)	272,713	(529,338)	(32,858)	(126,937)
Reinvested capital gains	79,024	190,028	-	435	176,062	247,119	64,772	91,846

Net increase (decrease) in contract owners’ equity resulting from operations	220,271	(166,758)	76,055	(71,317)	512,991	(219,917)	31,059	(37,166)

Equity transactions:
Purchase payments received from contract owners (note 3)	34,229	48,611	-	-	219,174	179,841	32,679	22,402
Transfers between funds	1,119	(87,298)	(9,687)	(40,681)	76,645	(118,428)	(15,773)	29,622
Redemptions (note 3)	(192,720)	(211,719)	(83,503)	(110,151)	(490,702)	(451,499)	(40,679)	(64,811)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(895)	(1,071)	(2,146)	(2,495)	-	-
Contingent deferred sales charges (note 2)	(622)	(897)	(53)	(11)	(1,177)	(676)	(33)	(9)
Adjustments to maintain reserves	6	(55)	(36)	(31)	(63)	(7)	(32)	(41)

Net equity transactions	(157,988)	(251,358)	(94,174)	(151,945)	(198,269)	(393,264)	(23,838)	(12,837)

Net change in contract owners’ equity	62,283	(418,116)	(18,119)	(223,262)	314,722	(613,181)	7,221	(50,003)
Contract owners’ equity beginning of period	1,284,459	1,702,575	826,378	1,049,640	3,821,268	4,434,449	1,034,687	1,084,690

Contract owners’ equity end of period	$1,346,742	1,284,459	808,259	826,378	4,135,990	3,821,268	1,041,908	1,034,687

CHANGES IN UNITS:
Beginning units	50,386	59,720	35,755	41,215	166,821	183,117	77,471	78,722
Units purchased	2,522	2,503	-	-	14,443	8,004	2,684	7,109
Units redeemed	(8,508)	(11,837)	(3,945)	(5,460)	(23,186)	(24,300)	(4,467)	(8,360)

Ending units	44,400	50,386	31,810	35,755	158,078	166,821	75,688	77,471

	AREA		ASCGI		JBS		JF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$3,138	(588)	(3,855)	(7,276)	7,397	842	(39,537)	5,939
Realized gain (loss) on investments	(8,253)	18,511	(58,892)	44,923	19,993	20,732	165,996	308,907
Change in unrealized gain (loss) on investments	(25,520)	(127,955)	35,939	(123,599)	(12,034)	(85,602)	(327,541)	(487,183)
Reinvested capital gains	82,295	135,006	25,018	54,522	13,014	52,520	171,066	334,979

Net increase (decrease) in contract owners’ equity resulting from operations	51,660	24,974	(1,790)	(31,430)	28,370	(11,508)	(30,016)	162,642

Equity transactions:
Purchase payments received from contract owners (note 3)	13,667	19,885	5,008	4,162	19,072	6,749	82,940	61,961
Transfers between funds	(209,958)	166,080	(266,834)	393,452	(33,911)	76,593	(71,308)	49,550
Redemptions (note 3)	(201,112)	(156,609)	(48,971)	(114,352)	(118,028)	(78,830)	(394,076)	(475,101)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(3,855)	(4,283)
Contingent deferred sales charges (note 2)	(168)	(89)	(165)	(223)	(74)	(144)	(125)	(197)
Adjustments to maintain reserves	(24)	(43)	(3)	(21)	19	(9)	(64)	(10)

Net equity transactions	(397,595)	29,224	(310,965)	283,018	(132,922)	4,359	(386,488)	(368,080)

Net change in contract owners’ equity	(345,935)	54,198	(312,755)	251,588	(104,552)	(7,149)	(416,504)	(205,438)
Contract owners’ equity beginning of period	997,667	943,469	617,078	365,490	1,201,478	1,208,627	3,856,957	4,062,395

Contract owners’ equity end of period	$651,732	997,667	304,323	617,078	1,096,926	1,201,478	3,440,453	3,856,957

CHANGES IN UNITS:
Beginning units	69,382	66,038	33,487	19,342	70,702	70,464	152,297	167,322
Units purchased	3,325	20,698	318	22,409	4,705	5,949	4,796	15,063
Units redeemed	(29,145)	(17,354)	(18,689)	(8,264)	(12,678)	(5,711)	(19,655)	(30,088)

Ending units	43,562	69,382	15,116	33,487	62,729	70,702	137,438	152,297

	JOS		JTF		JWF		JWS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(337)	1,786	(43,275)	(130,371)	(9,139)	(12,410)	(2,181)	(1,995)
Realized gain (loss) on investments	(10,144)	(1,868)	(727,585)	561,587	80,504	124,094	20,687	10,850
Change in unrealized gain (loss) on investments	4,411	(7,396)	888,344	(1,416,104)	(65,254)	(170,227)	(17,704)	(21,973)
Reinvested capital gains	-	-	174,591	1,523,437	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,070)	(7,478)	292,075	538,549	6,111	(58,543)	802	(13,118)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,380	1,876	296,009	257,260	251	-	2,604	2,031
Transfers between funds	(17,008)	(26,214)	(362,231)	(265,465)	(26,100)	(16,891)	(995)	45,055
Redemptions (note 3)	(2,920)	(11,699)	(2,058,289)	(2,006,637)	(123,794)	(201,261)	(39,247)	(17,517)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(12,770)	(14,207)	(2,302)	(2,710)	-	-
Contingent deferred sales charges (note 2)	(14)	(133)	(882)	(1,047)	-	-	(67)	(46)
Adjustments to maintain reserves	(9)	-	3	(26)	(1)	(31)	(24)	(15)

Net equity transactions	(17,571)	(36,170)	(2,138,160)	(2,030,122)	(151,946)	(220,893)	(37,729)	29,508

Net change in contract owners’ equity	(23,641)	(43,648)	(1,846,085)	(1,491,573)	(145,835)	(279,436)	(36,927)	16,390
Contract owners’ equity beginning of period	73,342	116,990	14,880,691	16,372,264	1,713,761	1,993,197	295,844	279,454

Contract owners’ equity end of period	$49,701	73,342	13,034,606	14,880,691	1,567,926	1,713,761	258,917	295,844

CHANGES IN UNITS:
Beginning units	7,958	11,462	312,178	353,227	87,163	97,348	16,594	15,065
Units purchased	288	189	11,207	5,325	34	-	272	2,485
Units redeemed	(2,363)	(3,693)	(52,665)	(46,374)	(7,871)	(10,185)	(2,412)	(956)

Ending units	5,883	7,958	270,720	312,178	79,326	87,163	14,454	16,594

	LSC		MSI		NBF		NBIXA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(26,700)	(42,386)	22,536	31,458	16,343	16,001	3,233	1,808
Realized gain (loss) on investments	(17,904)	3,909	(20,735)	(4,487)	10,635	12,968	(2,470)	(318)
Change in unrealized gain (loss) on investments	358,104	(326,191)	53,935	(67,647)	(3,886)	(44,309)	(9,485)	(8,484)
Reinvested capital gains	77,005	220,275	-	-	6,065	-	728	2,015

Net increase (decrease) in contract owners’ equity resulting from operations	390,505	(144,393)	55,736	(40,676)	29,157	(15,340)	(7,994)	(4,979)

Equity transactions:
Purchase payments received from contract owners (note 3)	239,907	362,909	36,241	64,092	70,717	61,737	12,705	12,737
Transfers between funds	(372,688)	177,047	(226,898)	8,073	343,975	14,131	283,896	(8,413)
Redemptions (note 3)	(486,922)	(322,359)	(81,075)	(144,135)	(125,565)	(100,460)	(53,806)	(7,126)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,717)	(2,670)	(658)	(764)	(1,259)	(1,215)	-	-
Contingent deferred sales charges (note 2)	(115)	(139)	(1)	(21)	(22)	-	(36)	-
Adjustments to maintain reserves	(57)	(29)	(2)	(2)	(81)	34	(41)	6

Net equity transactions	(622,592)	214,759	(272,393)	(72,757)	287,765	(25,773)	242,718	(2,796)

Net change in contract owners’ equity	(232,087)	70,366	(216,657)	(113,433)	316,922	(41,113)	234,724	(7,775)
Contract owners’ equity beginning of period	3,220,163	3,149,797	1,145,383	1,258,816	1,255,278	1,296,391	353,897	361,672

Contract owners’ equity end of period	$2,988,076	3,220,163	928,726	1,145,383	1,572,200	1,255,278	588,621	353,897

CHANGES IN UNITS:
Beginning units	99,677	93,866	63,628	67,591	21,593	21,922	22,073	22,202
Units purchased	9,301	21,632	2,274	5,405	5,908	1,639	17,675	909
Units redeemed	(28,113)	(15,821)	(17,431)	(9,368)	(2,556)	(1,968)	(4,108)	(1,038)

Ending units	80,865	99,677	48,471	63,628	24,945	21,593	35,640	22,073

	NFA		NF		NGBF		NGF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,622)	(3,184)	973	(2,210)	7,428	8,432	(1,684)	(2,933)
Realized gain (loss) on investments	43,170	54,067	176,580	197,093	(27,704)	(20,135)	50,784	20,289
Change in unrealized gain (loss) on investments	19,383	(81,249)	(10,622)	(263,282)	3,337	(19,948)	(57,140)	(18,159)
Reinvested capital gains	29,432	25,047	79,856	66,965	713	953	10,689	14,151

Net increase (decrease) in contract owners’ equity resulting from operations	90,363	(5,319)	246,787	(1,434)	(16,226)	(30,698)	2,649	13,348

Equity transactions:
Purchase payments received from contract owners (note 3)	(21)	-	124,504	118,963	122,764	128,681	-	-
Transfers between funds	(58,757)	(14,999)	(192,811)	(43,601)	57,685	6,761	(1,075)	-
Redemptions (note 3)	(59,715)	(126,157)	(212,486)	(360,876)	(508,198)	(297,874)	(100,890)	(38,226)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(419)	(510)	(2,624)	(2,877)	(1,748)	(1,815)	(541)	(556)
Contingent deferred sales charges (note 2)	-	(270)	(57)	(1,833)	(228)	(48)	(28)	-
Adjustments to maintain reserves	(21)	(33)	(148)	85	(32)	(45)	103	(21)

Net equity transactions	(118,933)	(141,969)	(283,622)	(290,139)	(329,757)	(164,340)	(102,431)	(38,803)

Net change in contract owners’ equity	(28,570)	(147,288)	(36,835)	(291,573)	(345,983)	(195,038)	(99,782)	(25,455)
Contract owners’ equity beginning of period	1,026,130	1,173,418	2,700,680	2,992,253	2,124,583	2,319,621	328,263	353,718

Contract owners’ equity end of period	$997,560	1,026,130	2,663,845	2,700,680	1,778,600	2,124,583	228,481	328,263

CHANGES IN UNITS:
Beginning units	68,364	77,761	30,566	35,669	111,217	119,423	5,437	5,794
Units purchased	-	-	2,773	1,841	24,168	14,219	-	-
Units redeemed	(7,859)	(9,397)	(3,076)	(6,944)	(40,565)	(22,425)	(1,977)	(357)

Ending units	60,505	68,364	30,263	30,566	94,820	111,217	3,460	5,437

	NIIXA		IDAS		IDCS		IDMS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$57	45	6,974	2,164	3,775	2,047	25,771	5,268
Realized gain (loss) on investments	8	11	69,748	91,114	(827)	5,320	97,506	11,017
Change in unrealized gain (loss) on investments	(87)	(164)	(70,038)	(219,549)	10,784	(23,465)	(110,829)	(398,974)
Reinvested capital gains	7	31	96,715	76,513	5,331	7,910	201,147	269,953

Net increase (decrease) in contract owners’ equity resulting from operations	(15)	(77)	103,399	(49,758)	19,063	(8,188)	213,595	(112,736)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	46,768	62,253	12,568	15,317	150,244	185,466
Transfers between funds	-	-	(22,359)	26,559	(2,927)	11,512	(42,170)	(103,520)
Redemptions (note 3)	-	-	(146,660)	(158,382)	(82,129)	(154,697)	(682,260)	(361,794)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(885)	(446)	(309)	(4)	(1,334)	(1,881)
Adjustments to maintain reserves	(6)	(4)	(42)	(17)	8	(37)	(51)	37

Net equity transactions	(6)	(4)	(123,178)	(70,033)	(72,789)	(127,909)	(575,571)	(281,692)

Net change in contract owners’ equity	(21)	(81)	(19,779)	(119,791)	(53,726)	(136,097)	(361,976)	(394,428)
Contract owners’ equity beginning of period	3,452	3,533	1,249,353	1,369,144	614,323	750,420	3,754,404	4,148,832

Contract owners’ equity end of period	$3,431	3,452	1,229,574	1,249,353	560,597	614,323	3,392,428	3,754,404

CHANGES IN UNITS:
Beginning units	284	284	84,163	88,686	43,709	52,690	252,181	270,666
Units purchased	-	-	3,464	7,129	1,675	2,918	11,574	12,310
Units redeemed	-	-	(11,545)	(11,652)	(6,934)	(11,899)	(49,570)	(30,795)

Ending units	284	284	76,082	84,163	38,450	43,709	214,185	252,181

	IDMAS		IDMCS		NMCIXA		MMF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$21,332	4,985	4,405	2,521	(1,734)	(3,246)	(71,200)	(85,263)
Realized gain (loss) on investments	118,795	240,513	9,932	20,925	29,245	41,560	-	-
Change in unrealized gain (loss) on investments	(121,960)	(548,243)	4,407	(74,875)	41,462	(164,941)	-	-
Reinvested capital gains	205,140	193,744	22,426	32,250	70,474	94,401	-	151

Net increase (decrease) in contract owners’ equity resulting from operations	223,307	(109,001)	41,170	(19,179)	139,447	(32,226)	(71,200)	(85,112)

Equity transactions:
Purchase payments received from contract owners (note 3)	128,660	151,573	225,880	41,165	26,985	31,672	415,628	506,831
Transfers between funds	(88,812)	(295,917)	2,776	16,854	(10,280)	(15,522)	541,323	21,893
Redemptions (note 3)	(240,408)	(310,232)	(580,712)	(92,473)	(98,783)	(63,875)	(1,142,422)	(1,879,883)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(5,804)	(6,455)
Contingent deferred sales charges (note 2)	(3,284)	(898)	(253)	(8)	(44)	(6)	(1,867)	(34)
Adjustments to maintain reserves	(31)	(32)	(20)	(24)	(21)	(8)	(16)	9

Net equity transactions	(203,875)	(455,506)	(352,329)	(34,486)	(82,143)	(47,739)	(193,158)	(1,357,639)

Net change in contract owners’ equity	19,432	(564,507)	(311,159)	(53,665)	57,304	(79,965)	(264,358)	(1,442,751)
Contract owners’ equity beginning of period	2,999,339	3,563,846	1,003,947	1,057,612	827,324	907,289	5,654,922	7,097,673

Contract owners’ equity end of period	$3,018,771	2,999,339	692,788	1,003,947	884,628	827,324	5,390,564	5,654,922

CHANGES IN UNITS:
Beginning units	198,017	226,683	67,963	70,183	34,386	36,141	246,868	306,037
Units purchased	8,857	10,204	15,358	4,141	3,487	2,846	59,443	59,669
Units redeemed	(22,332)	(38,870)	(38,887)	(6,361)	(6,842)	(4,601)	(67,680)	(118,838)

Ending units	184,542	198,017	44,434	67,963	31,031	34,386	238,631	246,868

	MMFR		NGFA		GVIDA		GVIDC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(36,177)	(36,150)	(5,783)	(7,918)	2,396	759	8,782	3,958
Realized gain (loss) on investments	-	-	5,194	39,159	174,584	168,548	(4,711)	(251)
Change in unrealized gain (loss) on investments	-	-	(22,524)	(42,528)	(156,216)	(193,511)	1,013	(34,181)
Reinvested capital gains	-	82	28,143	33,864	89,985	-	14,900	23,124

Net increase (decrease) in contract owners’ equity resulting from operations	(36,177)	(36,068)	5,030	22,577	110,749	(24,204)	19,984	(7,350)

Equity transactions:
Purchase payments received from contract owners (note 3)	121,283	141,853	119,212	114,173	277,994	160,542	66,416	104,347
Transfers between funds	740,433	45,881	(85,748)	(8,534)	(16,410)	(61,844)	203,309	42,410
Redemptions (note 3)	(1,087,173)	(393,222)	(212,202)	(62,470)	(578,381)	(343,096)	(52,913)	(24,702)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(764)	(800)	(3,105)	(3,200)	(948)	(800)
Contingent deferred sales charges (note 2)	(489)	(335)	(71)	(59)	(298)	(6)	-	(56)
Adjustments to maintain reserves	(12)	(65)	(39)	(33)	3	(10)	(7)	(1)

Net equity transactions	(225,958)	(205,888)	(179,612)	42,277	(320,197)	(247,614)	215,857	121,198

Net change in contract owners’ equity	(262,135)	(241,956)	(174,582)	64,854	(209,448)	(271,818)	235,841	113,848
Contract owners’ equity beginning of period	3,018,509	3,260,465	748,336	683,482	1,488,064	1,759,882	719,551	605,703

Contract owners’ equity end of period	$2,756,374	3,018,509	573,754	748,336	1,278,616	1,488,064	955,392	719,551

CHANGES IN UNITS:
Beginning units	289,326	308,529	34,894	32,918	84,998	98,227	54,185	45,138
Units purchased	101,549	77,536	6,280	10,196	16,280	11,043	23,863	11,093
Units redeemed	(123,209)	(96,739)	(14,877)	(8,220)	(33,684)	(24,272)	(8,139)	(2,046)

Ending units	267,666	289,326	26,297	34,894	67,594	84,998	69,909	54,185

	GVIDM		GVDMA		GVDMC		NVMIG6
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$14,878	6,348	16,535	4,850	4,264	2,912	(163)	(3,095)
Realized gain (loss) on investments	137,498	123,721	141,026	169,904	15,149	28,637	868	6,668
Change in unrealized gain (loss) on investments	(146,503)	(310,658)	(182,335)	(317,615)	(16,586)	(90,280)	(17,941)	(27,013)
Reinvested capital gains	148,062	132,768	257,127	69,169	24,401	46,705	6,036	16,545

Net increase (decrease) in contract owners’ equity resulting from operations	153,935	(47,821)	232,353	(73,692)	27,228	(12,026)	(11,200)	(6,895)

Equity transactions:
Purchase payments received from contract owners (note 3)	412,626	400,125	461,111	478,413	101,301	93,933	43,762	43,265
Transfers between funds	(7,012)	(44,314)	55,700	14,292	(7,864)	(48,497)	34,520	57,653
Redemptions (note 3)	(727,026)	(590,720)	(605,420)	(507,543)	(259,440)	(143,619)	(47,368)	(32,474)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,107)	(5,103)	(5,769)	(5,435)	(1,543)	(1,850)	(273)	(270)
Contingent deferred sales charges (note 2)	(1,726)	(2,394)	(610)	(4,593)	(555)	(1,432)	-	-
Adjustments to maintain reserves	(8)	(36)	(16)	(5)	(15)	(7)	-	(17)

Net equity transactions	(328,253)	(242,442)	(95,004)	(24,871)	(168,116)	(101,472)	30,641	68,157

Net change in contract owners’ equity	(174,318)	(290,263)	137,349	(98,563)	(140,888)	(113,498)	19,441	61,262
Contract owners’ equity beginning of period	2,841,775	3,132,038	3,357,880	3,456,443	845,827	959,325	275,949	214,687

Contract owners’ equity end of period	$2,667,457	2,841,775	3,495,229	3,357,880	704,939	845,827	295,390	275,949

CHANGES IN UNITS:
Beginning units	178,303	193,361	198,100	199,795	57,213	64,027	25,950	19,793
Units purchased	31,524	25,535	31,484	29,063	6,730	6,255	8,087	9,229
Units redeemed	(51,568)	(40,593)	(37,006)	(30,758)	(18,240)	(13,069)	(5,183)	(3,072)

Ending units	158,259	178,303	192,578	198,100	45,703	57,213	28,854	25,950

	NIXR		NSCIXA		NVTIV3		NBGST
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$10,148	18,442	(521)	(1,677)	1,872	2,131	(83,957)	(94,393)
Realized gain (loss) on investments	192,928	153,295	26,060	36,428	(35,953)	(279)	625,076	323,554
Change in unrealized gain (loss) on investments	(66,237)	(493,743)	26,419	(111,520)	28,071	(33,651)	94,820	(956,187)
Reinvested capital gains	193,805	306,683	32,566	47,491	4,391	13,818	411,436	657,759

Net increase (decrease) in contract owners’ equity resulting from operations	330,644	(15,323)	84,524	(29,278)	(1,619)	(17,981)	1,047,375	(69,267)

Equity transactions:
Purchase payments received from contract owners (note 3)	209,912	187,566	16,848	17,969	39,951	47,514	158,052	142,018
Transfers between funds	281,836	258,723	16,187	6,450	9,207	24,068	(170,733)	(125,939)
Redemptions (note 3)	(517,766)	(417,674)	(46,280)	(47,861)	(103,319)	(11,580)	(797,274)	(1,221,259)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,602)	(1,693)	-	-	(437)	(449)	(2,894)	(3,220)
Contingent deferred sales charges (note 2)	(49)	(144)	(10)	(101)	-	(46)	(181)	(1,215)
Adjustments to maintain reserves	(88)	(17)	(33)	(9)	(12)	-	27	(102)

Net equity transactions	(27,757)	26,761	(13,288)	(23,552)	(54,610)	59,507	(813,003)	(1,209,717)

Net change in contract owners’ equity	302,887	11,438	71,236	(52,830)	(56,229)	41,526	234,372	(1,278,984)
Contract owners’ equity beginning of period	3,308,197	3,296,759	461,417	514,247	307,675	266,149	7,120,997	8,399,981

Contract owners’ equity end of period	$3,611,084	3,308,197	532,653	461,417	251,446	307,675	7,355,369	7,120,997

CHANGES IN UNITS:
Beginning units	218,846	216,291	22,349	23,429	21,806	17,903	169,278	197,254
Units purchased	37,460	32,520	2,798	2,339	5,377	5,424	16,815	13,096
Units redeemed	(41,005)	(29,965)	(3,577)	(3,419)	(9,329)	(1,521)	(36,088)	(41,072)

Ending units	215,301	218,846	21,570	22,349	17,854	21,806	150,005	169,278

	NBGF		NBGT		PF		NBPT
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(8,942)	(10,555)	(439)	(913)	(14,553)	(7,950)	97	139
Realized gain (loss) on investments	23,605	(4,224)	(3,343)	(7,501)	144,904	(44,476)	(2,711)	(1,330)
Change in unrealized gain (loss) on investments	(60,638)	(228,805)	(10,376)	(24,546)	365,497	(499,546)	20,061	(25,181)
Reinvested capital gains	139,939	149,613	25,734	23,146	73,131	179,317	5,886	10,919

Net increase (decrease) in contract owners’ equity resulting from operations	93,964	(93,971)	11,576	(9,814)	568,979	(372,655)	23,333	(15,453)

Equity transactions:
Purchase payments received from contract owners (note 3)	15,430	27,934	-	-	70,356	85,714	-	496
Transfers between funds	(27,161)	(50,037)	40	244	42,823	(74,818)	32,896	(16,026)
Redemptions (note 3)	(183,857)	(175,230)	(7,969)	(30,421)	(375,258)	(368,374)	(16,435)	(35,505)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,157)	(1,301)	-	-	(2,179)	(2,621)	-	-
Contingent deferred sales charges (note 2)	-	-	-	(286)	(11)	(182)	-	(449)
Adjustments to maintain reserves	(15)	-	(8)	(10)	(41)	(3)	(31)	(1)

Net equity transactions	(196,760)	(198,634)	(7,937)	(30,473)	(264,310)	(360,284)	16,430	(51,485)

Net change in contract owners’ equity	(102,796)	(292,605)	3,639	(40,287)	304,669	(732,939)	39,763	(66,938)
Contract owners’ equity beginning of period	1,378,305	1,670,910	152,499	192,786	2,316,695	3,049,634	96,170	163,108

Contract owners’ equity end of period	$1,275,509	1,378,305	156,138	152,499	2,621,364	2,316,695	135,933	96,170

CHANGES IN UNITS:
Beginning units	40,821	46,519	8,668	10,285	53,703	61,190	5,871	8,599
Units purchased	480	919	10	20	4,856	1,981	1,619	29
Units redeemed	(6,250)	(6,617)	(443)	(1,637)	(10,547)	(9,468)	(926)	(2,757)

Ending units	35,051	40,821	8,235	8,668	48,012	53,703	6,564	5,871

	NLMB		NBSRT		OCAF		OGF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(618)	(1,514)	(2,247)	(3,759)	(10,789)	(13,669)	(20,299)	(27,887)
Realized gain (loss) on investments	(2,769)	424	60,875	84,803	49,248	73,506	19,016	143,776
Change in unrealized gain (loss) on investments	2,007	(4,441)	(15,784)	(227,054)	(118,639)	(169,363)	(63,381)	(152,615)
Reinvested capital gains	-	-	84,205	124,071	38,641	131,078	-	162,136

Net increase (decrease) in contract owners’ equity resulting from operations	(1,380)	(5,531)	127,049	(21,939)	(41,539)	21,552	(64,664)	125,410

Equity transactions:
Purchase payments received from contract owners (note 3)	15,957	24,341	77,963	88,654	55,829	26,485	-	-
Transfers between funds	(88,281)	80,974	114,234	(152,054)	(6,218)	(34,293)	(135,318)	(87,634)
Redemptions (note 3)	(57,501)	(139,894)	(289,726)	(129,127)	(98,492)	(117,503)	(462,871)	(455,525)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(426)	(553)	(673)	(661)	-	-	(2,975)	(3,476)
Contingent deferred sales charges (note 2)	-	(192)	(105)	(65)	(268)	(1,856)	-	(53)
Adjustments to maintain reserves	(4)	(15)	(12)	(32)	(50)	(22)	22	(44)

Net equity transactions	(130,255)	(35,339)	(98,319)	(193,285)	(49,199)	(127,189)	(601,142)	(546,732)

Net change in contract owners’ equity	(131,635)	(40,870)	28,730	(215,224)	(90,738)	(105,637)	(665,806)	(421,322)
Contract owners’ equity beginning of period	487,476	528,346	1,310,738	1,525,962	1,071,507	1,177,144	3,794,604	4,215,926

Contract owners’ equity end of period	$355,841	487,476	1,339,468	1,310,738	980,769	1,071,507	3,128,798	3,794,604

CHANGES IN UNITS:
Beginning units	32,995	35,390	63,610	72,694	85,139	95,301	80,907	90,170
Units purchased	1,503	7,272	10,075	4,579	5,139	2,738	-	-
Units redeemed	(10,284)	(9,667)	(13,970)	(13,663)	(9,353)	(12,900)	(11,819)	(9,263)

Ending units	24,214	32,995	59,715	63,610	80,925	85,139	69,088	80,907

	OSI		PMTRA		ACVI2		FCI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$12,099	16,422	24,598	26,581	(3,524)	(5,938)	7,527	9,069
Realized gain (loss) on investments	(14,201)	(7,724)	(30,366)	(24,163)	(17,148)	(3,040)	687	9,060
Change in unrealized gain (loss) on investments	25,505	(27,828)	28,458	(85,992)	(50,653)	(76,885)	12,032	(25,369)
Reinvested capital gains	-	-	-	67,232	-	-	-	1,996

Net increase (decrease) in contract owners’ equity resulting from operations	23,403	(19,130)	22,690	(16,342)	(71,325)	(85,863)	20,246	(5,244)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,472	20,144	42,954	49,996	63,166	44,196	-	-
Transfers between funds	(17,104)	15,310	(93,417)	(61,829)	(62,742)	1,187,882	-	-
Redemptions (note 3)	(86,391)	(67,282)	(306,946)	(427,238)	(67,201)	(46,582)	(40,624)	(55,590)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(486)	(197)	(301)	(395)
Contingent deferred sales charges (note 2)	(284)	(116)	(68)	(1,122)	(204)	(7)	-	-
Adjustments to maintain reserves	22	(35)	240	(296)	(29)	(10)	(41)	34

Net equity transactions	(92,285)	(31,979)	(357,237)	(440,489)	(67,496)	1,185,282	(40,966)	(55,951)

Net change in contract owners’ equity	(68,882)	(51,109)	(334,547)	(456,831)	(138,821)	1,099,419	(20,720)	(61,195)
Contract owners’ equity beginning of period	502,605	553,714	1,947,868	2,404,699	1,099,419	-	279,629	340,824

Contract owners’ equity end of period	$433,723	502,605	1,613,321	1,947,868	960,598	1,099,419	258,909	279,629

CHANGES IN UNITS:
Beginning units	25,507	27,143	99,941	122,077	118,995	-	2,126	2,534
Units purchased	703	2,331	2,778	5,234	9,098	125,370	-	-
Units redeemed	(5,256)	(3,967)	(20,944)	(27,370)	(16,587)	(6,375)	(325)	(408)

Ending units	20,954	25,507	81,775	99,941	111,506	118,995	1,801	2,126

	FEI		FHIP		FMG		FPR
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$65,497	130,037	113	143	(49,183)	(59,071)	27,514	48,100
Realized gain (loss) on investments	(112,837)	(11,468)	(1)	1	(73,553)	(11,009)	3,689	50,772
Change in unrealized gain (loss) on investments	736,389	(837,335)	218	(270)	199,235	(241,460)	70,377	(375,140)
Reinvested capital gains	110,878	434,298	-	-	147,362	530,454	118,592	302,675

Net increase (decrease) in contract owners’ equity resulting from operations	799,927	(284,468)	330	(126)	223,861	218,914	220,172	26,407

Equity transactions:
Purchase payments received from contract owners (note 3)	245,456	180,350	-	-	302,622	264,415	386,300	258,301
Transfers between funds	(92,208)	1,005	-	-	(198,505)	(63,082)	304,190	435,479
Redemptions (note 3)	(1,024,010)	(412,654)	-	-	(1,597,896)	(872,816)	(794,253)	(785,914)
Annuity benefits	(356)	(363)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,798)	(5,099)	-	-	(7,959)	(8,580)	(5,144)	(5,405)
Contingent deferred sales charges (note 2)	(1,669)	(182)	-	-	(177)	(168)	(16)	(928)
Adjustments to maintain reserves	335	86	(2)	(2)	3	(24)	(7)	13

Net equity transactions	(877,250)	(236,857)	(2)	(2)	(1,501,912)	(680,255)	(108,930)	(98,454)

Net change in contract owners’ equity	(77,323)	(521,325)	328	(128)	(1,278,051)	(461,341)	111,242	(72,047)
Contract owners’ equity beginning of period	5,594,375	6,115,700	2,497	2,625	7,549,066	8,010,407	5,897,022	5,969,069

Contract owners’ equity end of period	$5,517,052	5,594,375	2,825	2,497	6,271,015	7,549,066	6,008,264	5,897,022

CHANGES IN UNITS:
Beginning units	40,068	41,708	69	69	172,996	188,529	118,299	120,282
Units purchased	2,053	1,606	-	-	8,811	7,120	17,210	14,962
Units redeemed	(8,017)	(3,246)	-	-	(43,462)	(22,653)	(19,243)	(16,945)

Ending units	34,104	40,068	69	69	138,345	172,996	116,266	118,299

	FO2		OVGSS		PUGOA		PUIGA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,958)	6,490	(21,491)	(11,702)	(111)	-	73	54
Realized gain (loss) on investments	(63,831)	(5,401)	(140,457)	(14,073)	(162)	-	-	8
Change in unrealized gain (loss) on investments	(63,499)	(125,296)	(219,230)	(184,871)	472	-	(267)	(123)
Reinvested capital gains	2,874	2,082	295,931	331,412	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(126,414)	(122,125)	(85,247)	120,766	199	-	(194)	(61)

Equity transactions:
Purchase payments received from contract owners (note 3)	131,947	85,388	294,765	335,198	106	-	-	-
Transfers between funds	(77,155)	2,283,833	(180,731)	65,817	47,417	-	-	-
Redemptions (note 3)	(412,290)	(163,211)	(622,703)	(732,228)	(221)	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(838)	(555)	(2,448)	(2,754)	-	-	-	-
Contingent deferred sales charges (note 2)	(792)	(180)	(514)	(1,425)	-	-	-	-
Adjustments to maintain reserves	(26)	(27)	(55)	(27)	5	-	(2)	(3)

Net equity transactions	(359,154)	2,205,248	(511,686)	(335,419)	47,307	-	(2)	(3)

Net change in contract owners’ equity	(485,568)	2,083,123	(596,933)	(214,653)	47,506	-	(196)	(64)
Contract owners’ equity beginning of period	2,083,123	-	4,722,614	4,937,267	-	-	4,774	4,838

Contract owners’ equity end of period	$1,597,555	2,083,123	4,125,681	4,722,614	47,506	-	4,578	4,774

CHANGES IN UNITS:
Beginning units	222,466	-	456,661	488,575	-	-	265	265
Units purchased	23,201	241,109	34,458	49,175	5,996	-	-	-
Units redeemed	(63,200)	(18,643)	(86,363)	(81,089)	(1,399)	-	-	-

Ending units	182,467	222,466	404,756	456,661	4,597	-	265	265

	PBF		WRASCA		SACSA		WFENAD
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,485	4,263	(3,900)	(5,162)	(25,646)	(5,230)	(1,274)	(303)
Realized gain (loss) on investments	3,234	20,359	(4,774)	48,279	(62,216)	(2,771)	(5,021)	(482)
Change in unrealized gain (loss) on investments	(63,652)	(112,414)	27,366	(88,273)	250,850	(297,389)	2,860	(10,003)
Reinvested capital gains	55,155	32,838	16,187	44,631	73,738	240,774	4,174	9,703

Net increase (decrease) in contract owners’ equity resulting from operations	(3,778)	(54,954)	34,879	(525)	236,726	(64,616)	739	(1,085)

Equity transactions:
Purchase payments received from contract owners (note 3)	103,243	57,636	5,706	5,743	70,032	8,101	3,479	496
Transfers between funds	(336,489)	(35,743)	(35,410)	(136,266)	48,074	2,153,586	(461)	126,820
Redemptions (note 3)	(90,448)	(63,341)	(18,068)	(60,768)	(438,101)	(12,027)	(30,841)	(4,724)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(629)	(732)	-	-	(1,065)	(171)	-	-
Contingent deferred sales charges (note 2)	-	-	-	(11)	(45)	-	(143)	-
Adjustments to maintain reserves	(15)	3	(4)	(12)	(28)	(4)	(12)	(4)

Net equity transactions	(324,338)	(42,177)	(47,776)	(191,314)	(321,133)	2,149,485	(27,978)	122,588

Net change in contract owners’ equity	(328,116)	(97,131)	(12,897)	(191,839)	(84,407)	2,084,869	(27,239)	121,503
Contract owners’ equity beginning of period	1,022,305	1,119,436	333,887	525,726	2,084,869	-	121,503	-

Contract owners’ equity end of period	$694,189	1,022,305	320,990	333,887	2,000,462	2,084,869	94,264	121,503

CHANGES IN UNITS:
Beginning units	37,097	38,495	11,537	17,485	214,900	-	12,247	-
Units purchased	3,875	2,009	204	1,583	22,791	217,315	450	12,731
Units redeemed	(15,564)	(3,407)	(1,845)	(7,531)	(54,421)	(2,415)	(3,450)	(484)

Ending units	25,408	37,097	9,896	11,537	183,270	214,900	9,247	12,247

	SGRA		WFLCCA		WFLGA		WFAIVD
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(7,912)	(2,215)	(526)	95	(27,204)	(5,619)	13	(1,875)
Realized gain (loss) on investments	(93,198)	276	(3,604)	10	(22,530)	35	8,678	13,113
Change in unrealized gain (loss) on investments	(54,482)	(120,365)	7,284	(3,708)	(143,303)	(146,992)	(12,652)	(103,342)
Reinvested capital gains	107,826	129,621	-	1,044	106,625	118,815	40,982	75,263

Net increase (decrease) in contract owners’ equity resulting from operations	(47,766)	7,317	3,154	(2,559)	(86,412)	(33,761)	37,021	(16,841)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,734	472	3,368	434	53,585	9,649	24,834	55,131
Transfers between funds	(309,605)	1,018,032	(23,418)	125,297	271	2,281,692	(13,919)	(26,599)
Redemptions (note 3)	(52,874)	(19,450)	(24,708)	(529)	(164,483)	(6,825)	(151,907)	(64,259)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,185)	(243)	(759)	(742)
Contingent deferred sales charges (note 2)	(297)	-	(115)	-	-	-	(62)	-
Adjustments to maintain reserves	(39)	11	(5)	(7)	(5)	(1)	(22)	(11)

Net equity transactions	(360,081)	999,065	(44,878)	125,195	(111,817)	2,284,272	(141,835)	(36,480)

Net change in contract owners’ equity	(407,847)	1,006,382	(41,724)	122,636	(198,229)	2,250,511	(104,814)	(53,321)
Contract owners’ equity beginning of period	1,006,382	-	122,636	-	2,250,511	-	762,638	815,959

Contract owners’ equity end of period	$598,535	1,006,382	80,912	122,636	2,052,282	2,250,511	657,824	762,638

CHANGES IN UNITS:
Beginning units	99,943	-	12,525	-	228,435	-	59,399	62,337
Units purchased	1,745	102,042	403	12,590	6,502	229,147	2,673	4,490
Units redeemed	(40,974)	(2,099)	(5,203)	(65)	(18,537)	(712)	(13,755)	(7,428)

Ending units	60,714	99,943	7,725	12,525	216,400	228,435	48,317	59,399

	PVF		ACVI4		SCS		SE
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(281)	(945)	-	(6,793)	-	(24,879)	-	(1,524)
Realized gain (loss) on investments	(7,257)	27,165	-	381,196	-	374,786	-	16,095
Change in unrealized gain (loss) on investments	7,197	(41,166)	-	(292,499)	-	(356,934)	-	(19,034)
Reinvested capital gains	-	3,408	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(341)	(11,538)	-	81,904	-	(7,027)	-	(4,463)

Equity transactions:
Purchase payments received from contract owners (note 3)	570	5,475	-	23,681	-	44,904	-	4,436
Transfers between funds	(65,309)	(10,388)	-	(1,231,987)	-	(2,223,099)	-	(105,214)
Redemptions (note 3)	(8,016)	(95,116)	-	(96,120)	-	(289,198)	-	(60,559)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(375)	-	(985)	-	-
Contingent deferred sales charges (note 2)	(26)	(2,150)	-	(121)	-	(74)	-	(168)
Adjustments to maintain reserves	1	(20)	-	(19)	-	(51)	-	(11)

Net equity transactions	(72,780)	(102,199)	-	(1,304,941)	-	(2,468,503)	-	(161,516)

Net change in contract owners’ equity	(73,121)	(113,737)	-	(1,223,037)	-	(2,475,530)	-	(165,979)
Contract owners’ equity beginning of period	73,121	186,858	-	1,223,037	-	2,475,530	-	165,979

Contract owners’ equity end of period	$-	73,121	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	3,394	8,009	-	72,889	-	75,814	-	9,605
Units purchased	85	1,595	-	1,593	-	1,374	-	1,439
Units redeemed	(3,479)	(6,210)	-	(74,482)	-	(77,188)	-	(11,044)

Ending units	-	3,394	-	-	-	-	-	-

	SGR		WFLCCI		STR		FO2R
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(10,149)	-	(1,543)	-	(24,937)	-	(7,767)
Realized gain (loss) on investments	-	127,561	-	28,608	-	914,855	-	368,125
Change in unrealized gain (loss) on investments	-	(110,290)	-	(22,143)	-	(786,395)	-	(202,144)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	7,122	-	4,922	-	103,523	-	158,214

Equity transactions:
Purchase payments received from contract owners (note 3)	-	5,204	-	1,785	-	50,895	-	43,962
Transfers between funds	-	(1,027,080)	-	(160,818)	-	(2,323,527)	-	(1,906,258)
Redemptions (note 3)	-	(93,358)	-	(33,325)	-	(172,585)	-	(84,713)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(1,137)	-	(392)
Contingent deferred sales charges (note 2)	-	(772)	-	-	-	(198)	-	-
Adjustments to maintain reserves	-	(23)	-	(24)	-	(19)	-	2

Net equity transactions	-	(1,116,029)	-	(192,382)	-	(2,446,571)	-	(1,947,399)

Net change in contract owners’ equity	-	(1,108,907)	-	(187,460)	-	(2,343,048)	-	(1,789,185)
Contract owners’ equity beginning of period	-	1,108,907	-	187,460	-	2,343,048	-	1,789,185

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	39,295	-	9,060	-	54,330	-	118,806
Units purchased	-	1,052	-	3,445	-	1,287	-	6,129
Units redeemed	-	(40,347)	-	(12,505)	-	(55,617)	-	(124,935)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners may invest in the following:

INVESCO INVESTMENTS

Equity and Income Fund - Class A (VKEIA)

Growth and Income Fund - Class A (VKGIA)

Invesco Mid Cap Growth Fund - Class A (VKGA)

Real Estate Fund - Class A (AREA)

Small Cap Growth Fund - Investor Class (ASCGI)

ABERDEEN FUNDS

Aberdeen Small Cap Fund - Class A (PRSCA)

Global Fixed Income Fund - Institutional Service Class (ADGFIS)

U.S. Equity Fund - Institutional Service Class (ADUES)

AMERICAN CENTURY INVESTORS, INC.

International Growth Fund: Class A (TCIGA)

International Growth Fund - Investor Class (TCIGR)

Growth Fund - Investor Class (TCG)

Income & Growth Fund - Class A (ACIGA)

Income & Growth Fund - Investor Class (IGF)

Short-Term Government Fund - Investor Class (BSTG)

Ultra(R) Fund - Investor Class (TCUL)

DELAWARE GROUP

High-Yield Opportunities Fund - Institutional Class (DWHYOI)

DREYFUS CORPORATION

Appreciation Fund, Inc. (DAF)

Balanced Opportunity Fund - Class Z (DPBOZ)

Dreyfus S&P 500 Index Fund (DSPI)

Intermediate Term Income Fund - Class A (DPITIA)

Opportunistic Small Cap Fund (DROSC)

Third Century Fund, Inc. - Class Z (DTC)

FEDERATED INVESTORS

Bond Fund - Class F Shares (FBDF)

Equity Income Fund, Inc. - Class F Shares (FEQIF)

Federated High Yield Trust: Service Shares (FHYT)

Intermediate Corporate Bond Fund - Service Shares (FIIF)

FIDELITY INVESTMENTS

Advisor Balanced Fund - Class A (FABA)

Advisor Balanced Fund - Class T (FAB)

Advisor Equity Growth Fund - Class A (FAEGA)

Advisor Equity Income Fund - Class A (FAEIA)

Advisor Equity Income Fund - Class T (FAEI)

Advisor Growth Opportunities Fund - Class A (FAGOA)

Advisor Growth Opportunities Fund - Class T (FAGO)

Advisor High Income Advantage Fund - Class T (FAHY)

Advisor Overseas Fund - Class A (FAOA)

Asset Manager 50% (FAM)

Capital & Income Fund (FCI)

Equity-Income Fund (FEI)

High Income Portfolio - Initial Class (FHIP)

Magellan(R) Fund (FMG)

Puritan Fund (FPR)

VIP Overseas Portfolio - Service Class 2 (FO2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Templeton Foreign Securities Fund - Class 2 (TIF2)

Balance Sheet Investment Fund - Class A (FRBSI)

Foreign Fund - Class A (TFF)

Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)

Small-Mid Cap Growth Fund - Class A (FSCG)

JANUS FUNDS

Balanced Fund: Class S (JBS)

Class T (JF)

Overseas Fund: Class S (JOS)

Twenty Fund: Class T (JTF)

Global Research Fund - Class T (JWF)

Global Research Fund - Class S (JWS)

LAZARD FUNDS

U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Strategic Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Bond Fund - Institutional Service Class (NBF)

Bond Index Fund - Class A (NBIXA)

Nationwide Fund: Class A (NFA)

Nationwide Fund - Institutional Service Class (NF)

Government Bond Fund - Institutional Service Class (NGBF)

Nationwide Growth Fund - Institutional Class (NGF)

International Index Fund - Class A (NIIXA)

Investor Destinations Aggressive Fund - Service Class (IDAS)

Investor Destinations Conservative Fund - Service Class (IDCS)

Investor Destinations Moderate Fund - Service Class (IDMS)

Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)

Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)

Mid Cap Market Index Fund - Class A (NMCIXA)

Nationwide Government Money Market Fund - Investor Class (MMF)

Money Market Fund - Service Class (MMFR)

Nationwide Growth Fund - Class A (NGFA)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)*

NVIT Cardinal Conservative Fund - Class II (NVCCN2)*

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Money Market Fund - Class I (SAM)*

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

S&P 500 Index Fund - Service Class (NIXR)

Small Cap Index Fund - Class A (NSCIXA)

Templeton NVIT International Value Fund - Class III (NVTIV3)

NEUBERGER & BERMAN MANAGEMENT, INC.

Genesis Fund - Trust Class (NBGST)

Guardian Fund - Investor Class (NBGF)

Guardian Fund - Trust Class (NBGT)

Large Cap Value Fund: Investor Class (PF)

Large Cap Value Fund: Trust Class (NBPT)

Short Duration Bond Fund - Investor Class (NLMB)

Socially Responsive Fund - Trust Class (NBSRT)

OPPENHEIMER FUNDS

Capital Appreciation Fund- Class A (OCAF)

Global Fund- Class A (OGF)

Global Strategic Income Fund - Class A (OSI)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

PIMCO FUNDS

PIMCO Total Return Fund - Class A (PMTRA)

AMERICAN CENTURY INVESTORS INC.

VP International Fund - Class II (ACVI2)

PUTNAM INVESTMENTS

Putnam Growth Opportunities Fund - Class A (PUGOA)

Putnam International Equity Fund - Class A (PUIGA)

VIRTUS MUTUAL FUNDS

Virtus Balanced Fund: Class A (PBF)

WADDELL & REED, INC.

Advisors Small Cap Fund - Class A (WRASCA)

WELLS FARGO FUNDS

Advantage Funds(R) - Common Stock Fund - Class A (SACSA)

Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)

Advantage Funds(R) - Growth Fund - Class A (SGRA)

Advantage - Large Cap Core - Class A (WFLCCA)

Advantage Large Cap Growth Fund - Class A (WFLGA)

Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, for Soloist contracts, if any part of the contract value is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments redeemed from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%.

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge.

Destination IA does not include a contingent deferred sales charge.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. On Soloist and Destination IA contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. No contract maintenance charge is deducted on Successor contracts. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account Options	Soloist	Successor	Destination IA
Variable Account Charge - Recurring	1.30%	1.20%	0.70%
Maximum Guaranteed Lifetime Withdrawal Fee - Recurring	-	-	1.20%
CDSC Options:	-	-	-
Seven Year CDSC	-	(0.25%)	-
Five Year CDSC	-	(0.10%)	-
Reduced Purchase Payment Option:	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25	-	-	-
In states other than Oregon	-	0.25%	-
In Oregon Only	-	0.30%	-
Death Benefit Options:	-	-	-
Five-Year Reset (for contract issued on or after 1-2-01)	-	0.05%	-
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.	-	-	-
One-Year Enhanced (for contracts issues on or after 1-2-01)	-	0.15%	-
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.	-	-	-
Greater of One-Year or 5% Enhanced (for contract issued on or after 1-2-01)	-	0.20%	-
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.	-	-	-
Five-Year Reset (for contracts issued prior to 1-2-01)	-	0.05%	-
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) contract value as of the most recent five-year contract anniversary prior to annuitant’s 86th birthday, less adjustment for amounts subsequently surrendered plus purchase payments received after that five-year contract anniversary.	-	-	-
One-Year Step Up (for contracts issued prior to 1-2-01)	-	0.10%	-
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.	-	-	-
Guaranteed Minimum Income Benefit Options:	-	-	-
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003)	-	-	-
Option 1	-	0.45%	-
Option 2	-	0.30%	-
Beneficiary Protector Option	-	0.40%	-
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.	-	-	-

Maximum Variable Account Charges*	1.30%	2.55%	1.90%
*The	contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charge if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2016.

	Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA

0.95%	$100,133	$87	$1,793	$4,583	$3,420	$-	$-	$-
1.00%	401	-	-	-	-	-	-	-
1.05%	3,153	-	-	50	-	-	-	-
1.10%	56,876	57	688	2,261	-	-	-	-
1.15%	27,148	-	669	85	-	-	-	-
1.20%	173,830	149	2,951	3,118	1,315	-	-	417
1.25%	24,343	11	264	519	648	-	-	44
1.30%	1,752,311	-	90	37,597	18,854	5,900	18,067	-
1.35%	41,547	3,914	598	682	15	-	-	-
1.40%	28,315	-	1,244	406	111	-	-	48
1.45%	130,182	282	2,380	2,284	686	-	-	134
1.50%	25,230	-	266	373	8	-	-	63
1.60%	743	-	4	12	-	-	-	-
1.65%	5,798	-	21	-	-	-	-	-
1.70%	5,235	-	-	-	-	-	-	-
1.75%	456	-	-	-	-	-	-	-
1.80%	357	-	-	-	-	-	-	-
1.90%	1,051	-	-	-	-	-	-	-
2.05%	27	4	-	-	-	-	-	-

Totals	$2,377,136	$4,504	$10,968	$51,970	$25,057	$5,900	$18,067	$706

	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF

0.95%	$-	$363	$3,821	$-	$1,595	$3,690	$-	$1,841
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	671	-	-	-	-	-
1.10%	-	3,698	1,938	-	93	4,433	-	666
1.15%	-	-	236	-	215	49	-	-
1.20%	-	1,326	4,472	-	581	5,901	-	5,908
1.25%	-	145	896	-	1	204	-	499
1.30%	4,502	54,110	78	42,092	9,124	70,314	10,204	20,440
1.35%	-	286	1,027	-	55	995	-	1,210
1.40%	-	943	1,543	-	85	349	-	53
1.45%	-	2,819	1,845	-	3,220	2,166	-	1,437
1.50%	-	617	214	-	127	265	-	759
1.60%	-	-	-	-	-	13	-	-
1.65%	-	-	629	-	83	-	-	74
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	205	-	15	-	-	8
2.05%	-	-	-	-	-	-	-	-

Totals	$4,502	$64,307	$17,575	$42,092	$15,194	$88,379	$10,204	$32,895

	DPBOZ	DSPI	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT

0.95%	$370	$-	$-	$77	$379	$664	$-	$3,305
1.00%	-	-	-	-	-	-	-	-
1.05%	114	-	-	-	-	-	-	-
1.10%	-	-	-	-	2	2	-	243
1.15%	-	-	-	-	-	-	-	457
1.20%	653	-	-	254	377	1,475	103	3,336
1.25%	-	-	-	52	253	41	199	266
1.30%	7,595	148,289	17,914	-	5,743	17,565	-	14,551
1.35%	125	-	-	-	-	24	-	215
1.40%	104	-	-	124	-	-	-	329
1.45%	1,426	-	-	25	253	1,464	30	2,446
1.50%	12	-	-	845	-	-	-	574
1.60%	8	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	15	-	100
2.05%	-	-	-	-	-	17	-	-

Totals	$10,407	$148,289	$17,914	$1,377	$7,007	$21,267	$332	$25,822

	FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA	FAGO

0.95%	$368	$68	$-	$1,395	$2,698	$-	$740	$-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	130	-	-	418	-	-	-
1.10%	9	-	-	1,626	505	-	831	-
1.15%	84	-	-	164	987	-	230	-
1.20%	1,224	149	-	2,715	5,074	-	2,961	-
1.25%	22	278	-	285	1,441	-	47	-
1.30%	-	-	22,498	19	17	20,991	-	30,252
1.35%	514	285	-	433	1,831	-	209	-
1.40%	239	11	-	254	1,644	-	320	-
1.45%	445	149	-	3,035	6,669	-	750	-
1.50%	437	8	-	457	1,102	-	183	-
1.60%	-	-	-	-	84	-	-	-
1.65%	385	-	-	358	396	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	35	-	-	-
1.90%	1	-	-	-	194	-	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$3,728	$1,078	$22,498	$10,741	$23,095	$20,991	$6,271	$30,252

	FAHY	FAOA	FAM	TIF2	FRBSI	TFF	TMSF	FSCG

0.95%	$100	$-	$-	$399	$1,735	$711	$4,991	$2,646
1.00%	-	-	-	-	38	-	70	-
1.05%	-	-	-	-	-	60	137	508
1.10%	1	-	-	685	240	199	1,072	431
1.15%	-	-	-	696	718	-	1,018	65
1.20%	902	-	-	2,107	4,439	688	5,236	2,861
1.25%	28	-	-	257	481	3	935	872
1.30%	5,683	-	16,897	17,355	56	7,638	26,941	1
1.35%	-	5	-	218	885	111	1,410	225
1.40%	-	-	-	844	1,396	95	584	1,534
1.45%	32	-	-	1,718	5,271	435	3,522	1,779
1.50%	-	-	-	134	182	1	1,177	936
1.60%	-	-	-	-	4	-	322	34
1.65%	-	-	-	29	328	51	373	317
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	36	44
1.90%	8	-	-	-	-	-	102	-
2.05%	-	-	-	-	-	-	-	-

Totals	$6,754	$5	$16,897	$24,442	$15,773	$9,992	$47,926	$12,253

	AREA	ASCGI	JBS	JF	JOS	JTF	JWF	JWS

0.95%	$1,876	$676	$1,776	$905	$162	$1,416	$-	$524
1.00%	82	-	-	-	-	-	-	-
1.05%	-	-	-	307	-	-	-	-
1.10%	197	289	-	313	-	998	49	-
1.15%	1,198	-	4,091	99	-	-	-	-
1.20%	1,572	1,691	3,943	1,864	249	4,938	178	1,151
1.25%	381	212	968	322	-	1,137	252	173
1.30%	46	70	21	42,796	-	164,256	20,351	-
1.35%	435	84	591	219	162	271	-	352
1.40%	1,116	-	581	62	-	781	-	173
1.45%	3,048	663	1,204	441	36	1,465	70	887
1.50%	34	104	277	8	161	244	-	3
1.60%	12	16	-	-	-	59	-	-
1.65%	76	50	-	44	-	117	-	68
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	13	-	-	8	-	1	-	-
2.05%	-	-	-	1	-	-	-	-

Totals	$10,086	$3,855	$13,452	$47,389	$770	$175,683	$20,900	$3,331

	LSC	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF

0.95%	$435	$-	$368	$1,445	$445	$356	$1,718	$148
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	150	-	-	-	58	-
1.10%	-	-	-	29	1,190	-	642	-
1.15%	-	-	-	313	49	355	1,330	-
1.20%	47	-	92	634	1,160	1,009	1,434	51
1.25%	53	-	76	-	35	381	45	-
1.30%	36,948	12,683	18,070	68	7,786	29,790	18,369	3,224
1.35%	-	-	-	59	251	155	266	1
1.40%	-	-	-	85	79	166	613	-
1.45%	423	-	1,331	2,655	1,079	1,041	2,176	10
1.50%	-	-	-	182	138	35	1	-
1.60%	-	-	-	-	16	-	-	-
1.65%	-	-	-	-	-	20	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	79	-	15	-	-	-	38	-
2.05%	-	-	4	-	-	-	-	-

Totals	$37,985	$12,683	$20,106	$5,470	$12,228	$33,308	$26,690	$3,434

	NIIXA	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF

0.95%	$-	$980	$2,288	$4,577	$5,537	$855	$1,860	$-
1.00%	-	-	-	-	-	-	91	-
1.05%	-	-	-	-	-	-	-	-
1.10%	26	659	-	2,951	117	633	318	-
1.15%	-	337	126	1,833	326	680	660	-
1.20%	-	4,728	1,820	12,168	11,040	2,577	2,328	-
1.25%	1	1,317	29	1,385	342	898	22	-
1.30%	-	-	-	86	14	-	18	71,200
1.35%	1	1,486	595	2,666	5,854	1,276	599	-
1.40%	-	1,446	-	200	662	303	1,179	-
1.45%	5	3,695	1,707	12,613	9,065	3,134	1,834	-
1.50%	-	984	64	931	3,764	93	985	-
1.60%	-	15	-	-	14	12	-	-
1.65%	-	-	-	558	172	-	121	-
1.70%	-	-	-	4,523	-	-	-	-
1.75%	-	-	-	439	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	38	38	-	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$33	$15,647	$6,629	$44,968	$36,945	$10,461	$10,015	$71,200

	MMFR	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6

0.95%	$5,461	$474	$-	$-	$130	$-	$-	$-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	10,186	214	-	-	446	-	-	-
1.15%	955	-	-	-	89	-	-	109
1.20%	9,105	512	-	-	879	-	-5
1.25%	1,042	211	-	-	44	-	-	-
1.30%	211	5,878	17,844	9,716	32,932	43,991	9,086	3,449
1.35%	818	249	-	-	65	-	-	1
1.40%	727	52	-	-	-	-	-	-
1.45%	5,063	488	-	-	665	-	-	-
1.50%	1,810	-	-	-	-	-	-	-
1.60%	11	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	712	-	-	-	-	-	-	-
1.75%	17	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	59	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$36,177	$8,078	$17,844	$9,716	$35,250	$43,991	$9,086	$3,564

	NIXR	NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT

0.95%	$2,537	$746	$-	$3,868	$-	$337	$-	$273
1.00%	-	-	-	55	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	2,320	346	86	3,848	-	165	-	30
1.15%	904	65	136	564	-	-	-	-
1.20%	6,737	2,007	-	11,173	-	786	-	247
1.25%	1,403	250	-	1,461	-	-	-	102
1.30%	21,540	-	3,242	57,408	17,028	-	31,137	-
1.35%	1,414	421	-	2,601	-	46	-	-
1.40%	178	420	65	1,991	-	11	-	-
1.45%	3,884	1,167	-	3,722	-	477	-	532
1.50%	2,054	197	-	1,070	-	-	-	-
1.60%	20	-	-	-	-	-	-	-
1.65%	45	66	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	114	-	-	-	-	-	-	-
1.90%	-	-	-	1	-	-	-	1
2.05%	1	-	-	-	-	-	-	-

Totals	$43,151	$5,685	$3,529	$87,762	$17,028	$1,822	$31,137	$1,185

	NLMB	NBSRT	OCAF	OGF	OSI	PMTRA	ACVI2	FCI

0.95%	$-	$905	$1,901	$2,073	$597	$2,320	$120	$-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	97	453	-	-	-	-
1.10%	-	5,429	1,162	1,598	179	1,014	317	-
1.15%	-	423	278	-	138	5,078	322	-
1.20%	-	828	4,604	1,173	2,003	5,027	1,135	-
1.25%	-	21	322	444	525	662	21	-
1.30%	5,288	7,276	-	34,752	79	380	9,917	3,300
1.35%	-	257	587	196	645	1,259	294	-
1.40%	-	467	464	166	666	1,165	236	-
1.45%	-	796	827	940	1,001	4,220	606	-
1.50%	-	291	709	238	12	344	17	-
1.60%	-	-	16	15	24	7	4	-
1.65%	-	-	514	1	-	802	18	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	34	-	-	94	-	-
1.90%	-	-	-	67	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$5,288	$16,693	$11,515	$42,116	$5,869	$22,372	$13,007	$3,300

	FEI	FHIP	FMG	FPR	FO2	OVGSS	PUGOA	PUIGA

0.95%	$-	$-	$-	$-	$1,038	$2,289	$19	$-
1.00%	-	-	-	-	-	65	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	162	517	-	-
1.15%	-	-	-	-	187	509	-	-
1.20%	-	-	-	-	2,350	3,571	69	-
1.25%	-	-	-	-	3	364	-	-
1.30%	70,922	33	86,816	78,246	17,422	40,945	-	-
1.35%	-	-	-	-	260	1,002	4	-
1.40%	-	-	-	-	152	692	-	-
1.45%	-	-	-	-	952	3,628	19	63
1.50%	-	-	-	-	60	1,185	4	1
1.60%	-	-	-	-	-	11	-	-
1.65%	-	-	-	-	26	56	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	34	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$70,922	$33	$86,816	$78,246	$22,612	$54,868	$115	$64

	PBF	WRASCA	SACSA	WFENAD	SGRA	WFLCCA	WFLGA	WFAIVD

0.95%	$-	$554	$1,094	$164	$2,789	$183	$-	$-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	171	97	1	379	118	-	-
1.15%	-	163	-	47	111	-	-	-
1.20%	-	1,410	2,527	116	1,553	237	-	-
1.25%	-	220	303	-	225	-	-	-
1.30%	11,039	-	19,187	-	-	-	27,204	8,870
1.35%	-	40	68	35	460	196	-	-
1.40%	-	521	53	131	400	52	-	-
1.45%	-	773	1,917	746	1,981	351	-	-
1.50%	-	38	389	34	14	-	-	-
1.60%	-	10	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	11	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$11,039	$3,900	$25,646	$1,274	$7,912	$1,137	$27,204	$8,870

	PVF

0.95%	$75
1.00%	-
1.05%	-
1.10%	-
1.15%	-
1.20%	410
1.25%	-
1.30%	-
1.35%	34
1.40%	-
1.45%	80
1.50%	15
1.60%	-
1.65%	-
1.70%	-
1.75%	-
1.80%	-
1.90%	-
2.05%	-

Totals	$614

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $524,600 and $215,500, respectively, and total transfers from the Account to the fixed account were $2,054,641 and $757,288, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $20,667 and $8,255 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2016 and December 31, 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$184,554,284	$-	$-	$184,554,284

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Equity and Income Fund - Class A (VKEIA)	$94,055	$14,830
Growth and Income Fund - Class A (VKGIA)	140,217	205,098
Invesco Mid Cap Growth Fund - Class A (VKGA)	259,519	1,212,518
Aberdeen Small Cap Fund - Class A (PRSCA)	453,128	1,153,089
Global Fixed Income Fund - Institutional Service Class (ADGFIS)	105,168	53,046
U.S. Equity Fund - Institutional Service Class (ADUES)	289,659	202,522

International Growth Fund: Class A (TCIGA)	124	4,101
International Growth Fund - Investor Class (TCIGR)	1,575	49,981
Growth Fund - Investor Class (TCG)	314,226	856,429
Income & Growth Fund - Class A (ACIGA)	131,353	271,289
Income & Growth Fund - Investor Class (IGF)	371,684	308,892
Short-Term Government Fund - Investor Class (BSTG)	181,674	264,363
Ultra(R) Fund - Investor Class (TCUL)	789,358	1,149,145
High-Yield Opportunities Fund - Institutional Class (DWHYOI)	137,911	208,658
Appreciation Fund, Inc. (DAF)	661,465	237,523
Balanced Opportunity Fund - Class Z (DPBOZ)	233,307	98,904
Dreyfus S&P 500 Index Fund (DSPI)	1,672,943	1,509,920
Intermediate Term Income Fund - Class A (DPITIA)	104,779	247,981
Opportunistic Small Cap Fund (DROSC)	26,108	39,554
Third Century Fund, Inc. - Class Z (DTC)	32,406	115,414
Bond Fund - Class F Shares (FBDF)	136,526	178,100
Equity Income Fund, Inc. - Class F Shares (FEQIF)	1,017	8,372
Federated High Yield Trust: Service Shares (FHYT)	969,858	546,821
Intermediate Corporate Bond Fund - Service Shares (FIIF)	40,336	60,615
Advisor Balanced Fund - Class A (FABA)	42,161	9,726
Advisor Balanced Fund - Class T (FAB)	152,758	117,482
Advisor Equity Growth Fund - Class A (FAEGA)	175,240	230,185
Advisor Equity Income Fund - Class A (FAEIA)	107,300	279,172
Advisor Equity Income Fund - Class T (FAEI)	112,905	220,837
Advisor Growth Opportunities Fund - Class A (FAGOA)	200,972	254,210
Advisor Growth Opportunities Fund - Class T (FAGO)	374,061	624,946
Advisor High Income Advantage Fund - Class T (FAHY)	41,777	101,002
Advisor Overseas Fund - Class A (FAOA)	8	4
Asset Manager 50% (FAM)	77,375	112,643
Templeton Foreign Securities Fund - Class 2 (TIF2)	216,336	374,608
Balance Sheet Investment Fund - Class A (FRBSI)	130,051	218,545
Foreign Fund - Class A (TFF)	14,976	104,130
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)	491,028	481,295
Small-Mid Cap Growth Fund - Class A (FSCG)	92,340	63,627
Real Estate Fund - Class A (AREA)	135,930	448,068
Small Cap Growth Fund - Investor Class (ASCGI)	29,037	318,837
Balanced Fund: Class S (JBS)	107,422	219,952
Class T (JF)	234,429	489,325
Overseas Fund: Class S (JOS)	2,417	20,315
Twenty Fund: Class T (JTF)	454,920	2,461,766
Global Research Fund - Class T (JWF)	11,761	172,845
Global Research Fund - Class S (JWS)	4,585	44,471
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)	269,975	842,206
MFS Strategic Income Fund - Class A (MSI)	64,841	314,697
Bond Fund - Institutional Service Class (NBF)	449,118	138,864
Bond Index Fund - Class A (NBIXA)	314,331	67,612
Nationwide Fund: Class A (NFA)	40,038	131,141
Nationwide Fund - Institutional Service Class (NF)	208,739	411,384
Government Bond Fund - Institutional Service Class (NGBF)	448,013	769,596
Nationwide Growth Fund - Institutional Class (NGF)	24,572	118,101
International Index Fund - Class A (NIIXA)	97	33
Investor Destinations Aggressive Fund - Service Class (IDAS)	157,348	176,794
Investor Destinations Conservative Fund - Service Class (IDCS)	35,418	99,109
Investor Destinations Moderate Fund - Service Class (IDMS)	373,080	721,682
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)	351,583	328,954
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)	261,589	587,066
Mid Cap Market Index Fund - Class A (NMCIXA)	160,488	173,870
Nationwide Government Money Market Fund - Investor Class (MMF)	1,130,361	1,394,703
Money Market Fund - Service Class (MMFR)	823,556	1,085,679
Nationwide Growth Fund - Class A (NGFA)	75,221	232,433
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	353,130	580,949

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	347,103	107,557
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	583,454	748,759
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	700,709	522,035
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	160,363	299,799
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	64,478	27,964
S&P 500 Index Fund - Service Class (NIXR)	754,270	577,986
Small Cap Index Fund - Class A (NSCIXA)	97,947	79,158
Templeton NVIT International Value Fund - Class III (NVTIV3)	75,901	124,235
Genesis Fund - Trust Class (NBGST)	1,009,826	1,495,376
Guardian Fund - Investor Class (NBGF)	156,695	222,443
Guardian Fund - Trust Class (NBGT)	27,305	9,940
Large Cap Value Fund: Investor Class (PF)	282,088	487,778
Large Cap Value Fund: Trust Class (NBPT)	40,100	17,656
Short Duration Bond Fund - Investor Class (NLMB)	24,522	155,392
Socially Responsive Fund - Trust Class (NBSRT)	270,308	286,656
Capital Appreciation Fund- Class A (OCAF)	93,033	114,330
Global Fund- Class A (OGF)	21,817	643,280
Global Strategic Income Fund - Class A (OSI)	27,162	107,371
PIMCO Total Return Fund - Class A (PMTRA)	71,253	404,131
VP International Fund - Class II (ACVI2)	70,883	141,873
Capital & Income Fund (FCI)	10,826	44,225
Equity-Income Fund (FEI)	364,157	1,065,367
High Income Portfolio - Initial Class (FHIP)	146	33
Magellan(R) Fund (FMG)	415,030	1,818,768
Puritan Fund (FPR)	851,151	813,967
VIP Overseas Portfolio - Service Class 2 (FO2)	185,306	543,519
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	507,675	744,867
Putnam Growth Opportunities Fund - Class A (PUGOA)	61,439	14,224
Putnam International Equity Fund - Class A (PUIGA)	137	64
Virtus Balanced Fund: Class A (PBF)	159,626	427,308
Advisors Small Cap Fund - Class A (WRASCA)	20,379	55,864
Advantage Funds(R) - Common Stock Fund - Class A (SACSA)	277,061	550,073
Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)	7,621	32,687
Advantage Funds(R) - Growth Fund - Class A (SGRA)	122,868	382,995
Advantage - Large Cap Core - Class A (WFLCCA)	3,948	49,348
Advantage Large Cap Growth Fund - Class A (WFLGA)	149,062	181,453
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)	72,524	173,343
Putnam Voyager Fund: Class A (Obsolete) (PVF)	1,984	75,069

	$23,989,840	$38,086,922

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Equity and Income Fund - Class A (VKEIA)
2016	0.95%	to	2.05%	27,536	$15.33	to	$14.40	$413,540	1.82%	13.75%	to	12.49%
2015	0.95%	to	2.05%	22,758	13.48	to	12.80	301,280	2.20%	-3.28%	to	-4.35%
2014	0.95%	to	2.05%	22,800	13.93	to	13.38	313,379	2.66%	8.03%	to	6.83%
2013	0.95%	to	2.05%	21,112	12.90	to	12.53	269,661	1.94%	23.77%	to	22.40%
2012	0.95%	to	2.05%	23,806	10.42	to	10.23	246,545	2.46%	11.81%	to	10.56%
Growth and Income Fund - Class A (VKGIA)
2016	0.95%	to	1.65%	35,360	29.78	to	27.03	1,013,491	1.69%	18.68%	to	17.84%
2015	0.95%	to	1.65%	40,588	25.09	to	22.93	985,741	1.47%	-4.07%	to	-4.75%
2014	0.95%	to	1.65%	44,470	26.15	to	24.08	1,128,027	1.79%	9.10%	to	8.33%
2013	0.95%	to	1.65%	53,893	23.97	to	22.23	1,259,679	1.29%	32.57%	to	31.64%
2012	0.95%	to	1.65%	62,426	18.08	to	16.88	1,105,642	1.54%	13.49%	to	12.68%
Invesco Mid Cap Growth Fund - Class A (VKGA)
2016	0.95%	to	1.65%	119,579	32.98	to	29.94	3,775,077	0.00%	-0.49%	to	-1.19%
2015	0.95%	to	1.65%	151,162	33.14	to	30.30	4,831,566	0.00%	0.26%	to	-0.45%
2014	0.95%	to	1.65%	143,438	33.06	to	30.43	4,568,841	0.00%	6.90%	to	6.15%
2013	0.95%	to	1.65%	165,074	30.92	to	28.67	4,935,643	0.00%	35.71%	to	34.75%
2012	0.95%	to	1.50%	30,739	22.79	to	21.59	688,689	0.00%	10.70%	to	10.09%
Aberdeen Small Cap Fund - Class A (PRSCA)
2016	0.95%	to	1.50%	44,273	40.27	to	36.70	2,019,370	0.00%	22.10%	to	21.42%
2015	0.95%	to	1.50%	63,911	32.98	to	30.23	2,284,863	0.00%	7.26%	to	6.67%
2014	0.95%	to	1.50%	47,699	30.75	to	28.34	1,646,462	0.00%	5.72%	to	5.13%
2013	0.95%	to	1.50%	50,050	29.09	to	26.95	1,637,389	0.00%	40.80%	to	40.02%
2012	0.95%	to	1.50%	54,658	20.66	to	19.25	1,270,753	0.00%	12.98%	to	12.35%
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
2016			1.30%	45,021	11.08			498,906	0.00%			9.20%
2015			1.30%	40,275	10.15			408,704	0.32%			-5.94%
2014			1.30%	45,516	10.79			491,057	2.16%			-2.76%
2013			1.30%	50,873	11.10			564,456	1.28%			-4.33%
2012			1.30%	64,761	11.60			751,061	1.11%			3.32%
U.S. Equity Fund - Institutional Service Class (ADUES)
2016			1.30%	84,286	17.20			1,449,982	0.27%			9.46%
2015			1.30%	87,681	15.72			1,378,070	0.92%			-5.01%
2014			1.30%	100,216	16.55			1,658,192	1.03%			6.55%
2013			1.30%	111,074	15.53			1,724,931	1.07%			25.99%
2012			1.30%	115,225	12.33			1,420,282	1.04%			14.83%
International Growth Fund: Class A (TCIGA)
2016	0.95%	to	1.50%	5,517	10.08	to	9.19	52,633	0.22%	-6.94%	to	-7.45%
2015	0.95%	to	1.50%	5,866	10.83	to	9.93	60,280	0.27%	-0.57%	to	-1.13%
2014	0.95%	to	1.50%	7,021	10.90	to	10.04	73,087	0.69%	-6.43%	to	-6.95%
2013	0.95%	to	1.50%	9,349	11.64	to	10.79	105,277	0.97%	21.40%	to	20.72%
2012	0.95%	to	1.50%	10,666	9.59	to	8.94	99,315	1.46%	20.43%	to	19.76%
International Growth Fund - Investor Class (TCIGR)
2016			1.30%	11,403	28.57			325,813	0.45%			-7.00%
2015			1.30%	12,950	30.72			397,870	0.44%			-0.73%
2014			1.30%	15,665	30.95			484,804	0.98%			-6.57%
2013			1.30%	16,745	33.13			554,689	1.49%			21.35%
2012			1.30%	21,618	27.30			590,110	1.79%			20.28%
Growth Fund - Investor Class (TCG)
2016	0.95%	to	1.50%	90,504	13.32	to	12.14	4,732,920	0.56%	3.17%	to	2.59%
2015	0.95%	to	1.50%	95,491	12.91	to	11.83	5,313,217	0.32%	3.57%	to	2.99%
2014	0.95%	to	1.50%	108,782	12.47	to	11.49	5,723,007	0.27%	10.17%	to	9.56%
2013	0.95%	to	1.50%	134,560	11.32	to	10.49	6,073,758	0.36%	28.14%	to	27.43%
2012	0.95%	to	1.50%	144,835	8.83	to	8.23	5,593,908	0.87%	12.83%	to	12.20%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Income & Growth Fund - Class A (ACIGA)
2016	0.95%	to	1.90%	94,876	16.56	to	14.11	1,514,365	2.10%	12.23%	to	11.15%
2015	0.95%	to	1.90%	107,376	14.76	to	12.69	1,526,225	1.91%	-6.80%	to	-7.69%
2014	0.95%	to	1.90%	114,739	15.84	to	13.75	1,755,481	1.82%	11.15%	to	10.09%
2013	0.95%	to	1.90%	126,524	14.25	to	12.49	1,745,830	1.98%	34.09%	to	32.81%
2012	0.95%	to	1.90%	149,912	10.63	to	9.40	1,544,799	1.87%	13.21%	to	12.12%
Income & Growth Fund - Investor Class (IGF)
2016			1.30%	105,004			33.05	3,470,406	2.37%			12.09%
2015			1.30%	106,114			29.48	3,128,684	2.16%			-6.89%
2014			1.30%	108,068			31.67	3,422,213	2.09%			11.05%
2013			1.30%	115,075			28.52	3,281,439	2.29%			33.96%
2012			1.30%	115,520			21.29	2,459,020	2.08%			13.03%
Short-Term Government Fund - Investor Class (BSTG)
2016	0.95%	to	1.90%	58,445	13.18	to	11.23	1,106,816	0.62%	-0.54%	to	-1.49%
2015	0.95%	to	1.90%	63,426	13.25	to	11.40	1,192,599	0.53%	-0.84%	to	-1.79%
2014	0.95%	to	1.90%	74,772	13.36	to	11.60	1,422,021	0.43%	-0.63%	to	-1.58%
2013	0.95%	to	1.90%	77,831	13.45	to	11.79	1,508,883	0.21%	-1.35%	to	-2.30%
2012	0.95%	to	1.90%	108,398	13.63	to	12.07	2,048,340	0.33%	-0.66%	to	-1.61%
Ultra(R) Fund - Investor Class (TCUL)
2016	0.95%	to	1.65%	252,800	13.40	to	11.90	6,735,832	0.27%	3.39%	to	2.66%
2015	0.95%	to	1.65%	262,570	12.96	to	11.59	7,089,191	0.22%	5.15%	to	4.40%
2014	0.95%	to	1.65%	265,770	12.32	to	11.10	7,044,948	0.32%	8.87%	to	8.10%
2013	0.95%	to	1.65%	292,723	11.32	to	10.27	7,193,793	0.32%	35.61%	to	34.66%
2012	0.95%	to	1.65%	328,206	8.35	to	7.63	5,953,373	0.48%	13.09%	to	12.29%
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
2016			1.30%	40,079			19.78	792,791	5.85%			12.01%
2015			1.30%	45,923			17.66	810,966	6.20%			-7.74%
2014			1.30%	47,405			19.14	907,332	5.78%			-1.77%
2013			1.30%	51,699			19.49	1,007,394	6.65%			7.67%
2012			1.30%	53,365			18.10	965,740	7.53%			16.19%
Appreciation Fund, Inc. (DAF)
2016	0.95%	to	1.90%	141,580	15.99	to	13.61	2,582,813	1.46%	6.22%	to	5.20%
2015	0.95%	to	1.90%	149,963	15.05	to	12.94	2,586,803	1.66%	-3.44%	to	-4.37%
2014	0.95%	to	1.90%	162,046	15.59	to	13.53	2,912,278	1.65%	7.24%	to	6.21%
2013	0.95%	to	1.90%	178,829	14.53	to	12.74	3,000,290	1.74%	20.30%	to	19.14%
2012	0.95%	to	1.90%	201,744	12.08	to	10.69	2,764,269	1.64%	9.13%	to	8.08%
Balanced Opportunity Fund - Class Z (DPBOZ)
2016	0.95%	to	1.60%	59,877	16.34	to	15.09	937,832	1.44%	9.13%	to	8.42%
2015	0.95%	to	1.60%	51,166	14.97	to	13.92	737,117	1.02%	-1.33%	to	-1.98%
2014	0.95%	to	1.60%	54,674	15.17	to	14.20	801,868	0.99%	6.57%	to	5.87%
2013	0.95%	to	1.60%	61,290	14.23	to	13.41	848,406	0.99%	20.01%	to	19.22%
2012	0.95%	to	1.60%	66,287	11.86	to	11.25	766,707	1.20%	12.35%	to	11.61%
Dreyfus S&P 500 Index Fund (DSPI)
2016			1.30%	219,191			53.78	11,788,858	1.74%			9.90%
2015			1.30%	236,442			48.94	11,570,609	1.60%			-0.40%
2014			1.30%	252,626			49.13	12,412,242	1.56%			11.68%
2013			1.30%	267,603			44.00	11,773,528	1.64%			30.05%
2012			1.30%	276,731			33.83	9,362,126	1.78%			13.95%
Intermediate Term Income Fund - Class A (DPITIA)
2016			1.30%	105,338			12.70	1,338,134	2.02%			0.50%
2015			1.30%	117,563			12.64	1,485,976	2.22%			-2.73%
2014			1.30%	133,452			12.99	1,734,129	1.95%			3.41%
2013			1.30%	107,842			12.57	1,355,191	2.36%			-2.59%
2012			1.30%	117,378			12.90	1,514,251	2.33%			5.79%
Opportunistic Small Cap Fund (DROSC)
2016	0.95%	to	1.50%	5,445	20.86	to	20.28	111,087	0.00%	15.38%	to	14.74%
2015	0.95%	to	1.50%	6,249	18.08	to	17.68	111,298	0.33%	-3.63%	to	-4.17%
2014	0.95%	to	1.50%	6,952	18.77	to	18.45	128,968	0.00%	0.05%	to	-0.50%
2013	0.95%	to	1.50%	6,750	18.76	to	18.54	125,788	0.00%	46.38%	to	45.57%
2012	1.20%	to	1.25%	1,580	12.78	to	12.77	20,186	0.00%	19.28%	to	19.22%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Third Century Fund, Inc. - Class Z (DTC)
2016	0.95%	to	1.45%	21,203	11.80	to	10.84	519,557	0.97%	9.03%	to	8.48%
2015	0.95%	to	1.45%	24,200	10.82	to	10.00	576,897	0.81%	-4.12%	to	-4.60%
2014	0.95%	to	1.45%	31,270	11.29	to	10.48	851,123	0.98%	12.07%	to	11.51%
2013	0.95%	to	1.45%	28,649	10.07	to	9.40	650,096	1.21%	32.81%	to	32.14%
2012	0.95%	to	1.45%	30,148	7.58	to	7.11	526,210	0.67%	10.60%	to	10.04%
Bond Fund - Class F Shares (FBDF)
2016	0.95%	to	2.05%	68,476	23.32	to	19.36	1,635,121	4.06%	7.21%	to	6.03%
2015	0.95%	to	2.05%	72,232	21.75	to	18.26	1,614,536	4.21%	-2.91%	to	-3.99%
2014	0.95%	to	2.05%	77,607	22.40	to	19.02	1,792,897	4.18%	4.76%	to	3.59%
2013	0.95%	to	2.05%	88,730	21.39	to	18.36	1,963,068	4.42%	-0.17%	to	-1.28%
2012	0.95%	to	2.05%	99,418	21.42	to	18.60	2,212,934	4.89%	9.17%	to	7.96%
Equity Income Fund, Inc. - Class F Shares (FEQIF)
2016	1.20%	to	1.25%	1,838	14.38	to	14.26	26,297	2.06%	7.91%	to	7.86%
2015	1.20%	to	1.45%	2,479	13.32	to	12.82	32,678	1.77%	-6.79%	to	-7.02%
2014	1.20%	to	1.45%	2,459	14.29	to	13.79	34,787	1.47%	6.34%	to	6.07%
2013	0.95%	to	1.45%	4,171	13.90	to	13.00	56,170	1.41%	30.07%	to	29.41%
2012	0.95%	to	1.45%	5,018	10.69	to	10.04	52,061	2.78%	9.83%	to	9.27%
Federated High Yield Trust: Service Shares (FHYT)
2016	0.95%	to	1.90%	97,140	25.79	to	21.96	2,371,595	4.96%	13.39%	to	12.30%
2015	0.95%	to	1.90%	84,526	22.75	to	19.56	1,788,776	4.94%	-4.50%	to	-5.41%
2014	0.95%	to	1.90%	138,496	23.82	to	20.68	3,162,569	4.86%	3.06%	to	2.07%
2013	0.95%	to	1.90%	165,948	23.11	to	20.26	3,677,026	5.23%	11.12%	to	10.05%
2012	0.95%	to	1.90%	157,579	20.80	to	18.41	3,126,738	6.44%	17.21%	to	16.08%
Intermediate Corporate Bond Fund - Service Shares (FIIF)
2016	0.95%	to	1.90%	16,228	18.14	to	15.51	278,392	2.99%	2.67%	to	1.69%
2015	0.95%	to	1.90%	17,742	17.67	to	15.26	297,152	3.38%	-1.26%	to	-2.21%
2014	0.95%	to	1.90%	46,777	17.90	to	15.60	821,606	3.56%	3.05%	to	2.06%
2013	0.95%	to	1.90%	25,007	17.37	to	15.29	416,260	3.86%	0.00%	to	-0.96%
2012	0.95%	to	1.90%	37,865	17.37	to	15.43	636,525	4.01%	8.33%	to	7.28%
Advisor Balanced Fund - Class A (FABA)
2016	0.95%	to	1.50%	6,912	18.30	to	16.68	121,388	1.19%	5.91%	to	5.33%
2015	0.95%	to	1.50%	5,141	17.28	to	15.84	84,728	1.05%	-0.92%	to	-1.47%
2014	0.95%	to	1.50%	7,647	17.44	to	16.08	127,980	1.12%	8.79%	to	8.18%
2013	0.95%	to	1.50%	7,548	16.03	to	14.86	116,485	1.04%	19.06%	to	18.40%
2012	0.95%	to	1.50%	10,391	13.47	to	12.55	135,160	1.26%	11.32%	to	10.70%
Advisor Balanced Fund - Class T (FAB)
2016			1.30%	71,592			25.15	1,800,335	0.98%			5.32%
2015			1.30%	70,241			23.88	1,677,086	0.87%			-1.53%
2014			1.30%	76,575			24.25	1,856,690	0.87%			8.16%
2013			1.30%	66,146			22.42	1,482,843	0.87%			18.39%
2012			1.30%	66,501			18.94	1,259,205	1.21%			10.64%
Advisor Equity Growth Fund - Class A (FAEGA)
2016	0.95%	to	1.65%	63,534	12.75	to	11.37	771,145	0.00%	-0.66%	to	-1.36%
2015	0.95%	to	1.65%	69,961	12.84	to	11.52	858,254	0.00%	5.73%	to	4.98%
2014	0.95%	to	1.65%	68,164	12.14	to	10.98	792,514	0.00%	9.85%	to	9.07%
2013	0.95%	to	1.65%	73,519	11.05	to	10.06	781,979	0.00%	34.35%	to	33.40%
2012	0.95%	to	1.65%	76,497	8.23	to	7.54	607,246	0.00%	13.10%	to	12.30%
Advisor Equity Income Fund - Class A (FAEIA)
2016	0.95%	to	1.90%	89,257	22.49	to	19.15	1,901,457	2.00%	16.45%	to	15.34%
2015	0.95%	to	1.90%	101,379	19.31	to	16.60	1,860,007	2.95%	-5.33%	to	-6.24%
2014	0.95%	to	1.90%	107,331	20.40	to	17.71	2,086,190	2.31%	7.37%	to	6.34%
2013	0.95%	to	1.90%	113,997	19.00	to	16.65	2,073,968	1.96%	26.27%	to	25.06%
2012	0.95%	to	1.90%	126,885	15.04	to	13.32	1,832,057	2.47%	15.70%	to	14.58%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advisor Equity Income Fund - Class T (FAEI)
2016			1.30%	50,422			33.32	1,679,949	1.72%			15.75%
2015			1.30%	55,331			28.79	1,592,708	2.68%			-5.85%
2014	1.30%			58,254	30.57			1,781,059	2.03%	6.72%
2013	1.30%			62,482	28.65			1,789,970	1.69%	25.58%
2012	1.30%			76,388	22.81			1,742,583	2.26%	15.06%
Advisor Growth Opportunities Fund - Class A (FAGOA)
2016	0.95%	to	1.50%	32,143	14.72	to	13.42	453,000	0.00%	-1.01%	to	-1.55%
2015	0.95%	to	1.50%	39,198	14.87	to	13.63	559,852	0.00%	3.84%	to	3.26%
2014	0.95%	to	1.50%	44,201	14.32	to	13.20	608,153	0.00%	10.63%	to	10.02%
2013	0.95%	to	1.50%	46,725	12.95	to	12.00	582,728	0.00%	35.26%	to	34.51%
2012	0.95%	to	1.50%	50,561	9.57	to	8.92	467,341	0.00%	17.84%	to	17.18%
Advisor Growth Opportunities Fund - Class T (FAGO)
2016	1.30%			85,084	24.61			2,093,521	0.00%	-1.57%
2015	1.30%			106,324	25.00			2,657,985	0.00%	3.23%
2014	1.30%			113,907	24.22			2,758,344	0.00%	9.99%
2013	1.30%			114,109	22.02			2,512,346	0.00%	34.52%
2012	1.30%			118,799	16.37			1,944,381	0.00%	17.19%
Advisor High Income Advantage Fund - Class T (FAHY)
2016	0.95%	to	1.90%	15,948	27.22	to	23.18	501,382	4.67%	12.39%	to	11.32%
2015	0.95%	to	1.90%	18,235	24.21	to	20.82	518,441	4.66%	-3.99%	to	-4.91%
2014	0.95%	to	1.90%	20,719	25.22	to	21.90	617,855	4.06%	2.88%	to	1.89%
2013	0.95%	to	1.90%	23,033	24.52	to	21.49	670,355	4.52%	9.02%	to	7.97%
2012	0.95%	to	1.90%	26,281	22.49	to	19.90	702,423	4.94%	16.98%	to	15.85%
Advisor Overseas Fund - Class A (FAOA)
2016	1.20%	to	1.50%	63	11.81	to	11.24	738	0.97%	-6.70%	to	-6.99%
2015	1.20%	to	1.50%	63	12.66	to	12.08	794	0.35%	2.39%	to	2.08%
2014	1.20%	to	1.50%	68	12.36	to	11.84	839	0.02%	-9.70%	to	-9.97%
2013	0.95%	to	1.50%	409	14.16	to	13.15	5,729	0.77%	29.43%	to	28.71%
2012	0.95%	to	1.50%	592	10.94	to	10.22	6,362	1.50%	19.62%	to	18.95%
Asset Manager 50% (FAM)
2016	1.30%			42,107	31.51			1,326,723	1.56%	5.05%
2015	1.30%			43,694	29.99			1,310,552	1.77%	-1.73%
2014	1.30%			49,475	30.52			1,510,078	1.53%	4.11%
2013	1.30%			55,673	29.32			1,632,199	1.40%	12.48%
2012	1.30%			63,385	26.07			1,652,169	1.58%	9.92%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2016	0.95%	to	1.65%	229,506	8.53	to	8.37	1,940,952	1.91%	6.16%	to	5.41%
2015	0.95%	to	1.65%	254,674	8.04	to	7.94	2,035,581	3.26%	-7.38%	to	-8.04%
2014	0.95%	to	1.65%	269,216	8.68	to	8.64	2,331,260	1.87%	-13.21%	to	-13.62%	****
Balance Sheet Investment Fund - Class A (FRBSI)
2016	0.95%	to	1.65%	44,400	31.98	to	28.50	1,346,742	0.50%	19.31%	to	18.47%
2015	0.95%	to	1.65%	50,386	26.80	to	24.06	1,284,459	0.63%	-10.28%	to	-10.92%
2014	0.95%	to	1.65%	59,720	29.87	to	27.00	1,702,575	0.31%	-0.23%	to	-0.94%
2013	0.95%	to	1.65%	66,572	29.94	to	27.26	1,908,757	1.16%	35.32%	to	34.36%
2012	0.95%	to	1.65%	87,231	22.13	to	20.29	1,861,773	1.43%	14.54%	to	13.73%
Foreign Fund - Class A (TFF)
2016	0.95%	to	1.65%	31,810	19.35	to	17.19	808,259	1.88%	10.57%	to	9.79%
2015	0.95%	to	1.65%	35,755	17.50	to	15.66	826,378	1.21%	-7.97%	to	-8.62%
2014	0.95%	to	1.65%	41,215	19.02	to	17.14	1,049,640	2.43%	-11.65%	to	-12.27%
2013	0.95%	to	1.65%	45,279	21.52	to	19.54	1,311,578	1.40%	25.96%	to	25.07%
2012	0.95%	to	1.65%	50,054	17.09	to	15.62	1,157,090	2.25%	17.43%	to	16.59%
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
2016	0.95%	to	1.90%	158,078	25.76	to	21.94	4,135,990	2.08%	14.52%	to	13.42%
2015	0.95%	to	1.90%	166,821	22.50	to	19.34	3,821,268	1.67%	-5.01%	to	-5.92%
2014	0.95%	to	1.90%	183,117	23.68	to	20.56	4,434,449	2.81%	6.28%	to	5.26%
2013	0.95%	to	1.90%	213,654	22.28	to	19.53	4,872,229	1.37%	26.53%	to	25.32%
2012	0.95%	to	1.90%	236,898	17.61	to	15.59	4,280,497	1.88%	13.66%	to	12.56%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Small-Mid Cap Growth Fund - Class A (FSCG)
2016	0.95%	to	1.80%	75,688	14.38	to	12.46	1,041,908	0.00%	3.34%	to	2.45%
2015	0.95%	to	1.80%	77,471	13.92	to	12.16	1,034,687	0.00%	-2.91%	to	-3.74%
2014	0.95%	to	1.80%	78,722	14.34	to	12.63	1,084,690	0.00%	6.51%	to	5.60%
2013	0.95%	to	1.80%	87,928	13.46	to	11.96	1,142,548	0.00%	37.27%	to	36.09%
2012	0.95%	to	1.80%	100,576	9.81	to	8.79	955,270	0.00%	9.73%	to	8.78%
Real Estate Fund - Class A (AREA)
2016	0.95%	to	1.90%	43,562	15.24	to	14.43	651,732	1.61%	4.80%	to	3.80%
2015	0.95%	to	1.90%	69,382	14.54	to	13.91	997,667	1.15%	0.76%	to	-0.21%
2014	0.95%	to	1.90%	66,038	14.43	to	13.94	943,469	0.85%	26.90%	to	25.69%
2013	0.95%	to	1.90%	76,528	11.37	to	11.09	864,545	1.06%	0.82%	to	-0.15%
2012	0.95%	to	1.90%	88,466	11.28	to	11.10	993,612	0.39%	15.44%	to	14.33%
Small Cap Growth Fund - Investor Class (ASCGI)
2016	0.95%	to	1.65%	15,116	20.71	to	19.19	304,323	0.00%	10.23%	to	9.46%
2015	0.95%	to	1.65%	33,487	18.78	to	17.53	617,078	0.00%	-2.76%	to	-3.44%
2014	0.95%	to	1.65%	19,342	19.32	to	18.16	365,490	0.00%	6.65%	to	5.90%
2013	0.95%	to	1.65%	28,006	18.11	to	17.14	499,925	0.05%	38.58%	to	37.61%
2012	0.95%	to	1.65%	27,450	13.07	to	12.46	353,980	0.00%	17.21%	to	16.38%
Balanced Fund: Class S (JBS)
2016	0.95%	to	1.65%	62,729	17.80	to	16.88	1,096,926	1.84%	3.22%	to	2.49%
2015	0.95%	to	1.65%	70,702	17.25	to	16.47	1,201,478	1.26%	-0.73%	to	-1.43%
2014	0.95%	to	1.65%	70,464	17.37	to	16.71	1,208,627	1.68%	7.07%	to	6.31%
2013	0.95%	to	1.65%	81,019	16.23	to	15.72	1,301,744	1.43%	18.15%	to	17.31%
2012	0.95%	to	1.65%	89,940	13.73	to	13.40	1,226,845	2.19%	11.61%	to	10.82%
Class T (JF)
2016	0.95%	to	2.05%	137,438	10.54	to	8.75	3,440,453	0.21%	-0.48%	to	-1.58%
2015	0.95%	to	2.05%	152,297	10.59	to	8.89	3,856,957	1.44%	4.22%	to	3.06%
2014	0.95%	to	2.05%	167,322	10.16	to	8.63	4,062,395	1.52%	11.71%	to	10.47%
2013	0.95%	to	2.05%	182,285	9.10	to	7.81	4,008,881	0.33%	28.41%	to	26.98%
2012	0.95%	to	2.05%	198,550	7.09	to	6.15	3,390,414	0.59%	16.62%	to	15.32%
Overseas Fund: Class S (JOS)
2016	0.95%	to	1.50%	5,883	8.62	to	8.27	49,701	0.68%	-8.06%	to	-8.57%
2015	0.95%	to	1.50%	7,958	9.38	to	9.05	73,342	3.20%	-9.68%	to	-10.18%
2014	0.95%	to	1.50%	11,462	10.39	to	10.07	116,990	0.41%	-14.75%	to	-15.23%
2013	0.95%	to	1.50%	15,425	12.18	to	11.88	185,541	3.25%	10.78%	to	10.17%
2012	0.95%	to	1.50%	24,526	11.00	to	10.79	267,822	2.39%	11.03%	to	10.41%
Twenty Fund: Class T (JTF)
2016	0.95%	to	1.90%	270,720	13.01	to	11.08	13,034,606	0.97%	2.92%	to	1.94%
2015	0.95%	to	1.90%	312,178	12.64	to	10.87	14,880,691	0.45%	3.94%	to	2.94%
2014	0.95%	to	1.90%	353,227	12.16	to	10.55	16,372,264	1.37%	7.91%	to	6.87%
2013	0.95%	to	1.90%	379,233	11.27	to	9.88	16,532,140	0.68%	31.84%	to	30.58%
2012	0.95%	to	1.90%	420,544	8.55	to	7.56	13,947,114	0.70%	21.15%	to	19.99%
Global Research Fund - Class T (JWF)
2016	1.10%	to	1.45%	79,326	8.27	to	7.79	1,567,926	0.73%	0.79%	to	0.43%
2015	1.10%	to	1.45%	87,163	8.20	to	7.76	1,713,761	0.66%	-3.38%	to	-3.72%
2014	1.10%	to	1.45%	97,348	8.49	to	8.06	1,993,197	0.90%	6.07%	to	5.70%
2013	1.10%	to	1.45%	108,848	8.00	to	7.62	2,113,967	0.50%	26.12%	to	25.67%
2012	0.95%	to	1.45%	119,817	6.47	to	6.07	1,851,784	1.01%	18.70%	to	18.10%
Global Research Fund - Class S (JWS)
2016	0.95%	to	1.65%	14,454	18.30	to	17.35	258,917	0.43%	0.66%	to	-0.04%
2015	0.95%	to	1.65%	16,594	18.18	to	17.36	295,844	0.61%	-3.48%	to	-4.17%
2014	0.95%	to	1.65%	15,065	18.84	to	18.12	279,454	0.66%	5.96%	to	5.21%
2013	0.95%	to	1.65%	15,783	17.78	to	17.22	276,976	0.22%	25.98%	to	25.09%
2012	0.95%	to	1.65%	16,415	14.11	to	13.76	229,314	0.73%	18.41%	to	17.57%
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
2016	0.95%	to	1.90%	80,865	35.37	to	30.12	2,988,076	0.38%	14.83%	to	13.73%
2015	0.95%	to	1.90%	99,677	30.81	to	26.49	3,220,163	0.01%	-3.40%	to	-4.32%
2014	0.95%	to	1.90%	93,866	31.89	to	27.69	3,149,797	0.00%	9.96%	to	8.90%
2013	0.95%	to	1.90%	90,667	29.00	to	25.42	2,776,184	0.08%	34.08%	to	32.80%
2012	0.95%	to	1.90%	91,719	21.63	to	19.14	2,101,085	0.00%	13.97%	to	12.87%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS Strategic Income Fund - Class A (MSI)
2016			1.30%	48,471			19.16	928,726	3.60%			6.44%
2015			1.30%	63,628			18.00	1,145,383	3.83%			-3.34%
2014			1.30%	67,591			18.62	1,258,816	4.16%			1.64%
2013			1.30%	80,144			18.32	1,468,519	4.50%			-0.02%
2012			1.30%	85,387			18.33	1,564,949	4.66%			9.27%
Bond Fund - Institutional Service Class (NBF)
2016	0.95%	to	2.05%	24,945	20.71	to	17.19	1,572,200	2.37%	2.46%	to	1.32%
2015	0.95%	to	2.05%	21,593	20.22	to	16.97	1,255,278	2.53%	-0.82%	to	-1.92%
2014	0.95%	to	2.05%	21,922	20.38	to	17.30	1,296,391	3.55%	3.38%	to	2.23%
2013	0.95%	to	2.05%	22,788	19.72	to	16.92	1,304,321	3.32%	-1.29%	to	-2.39%
2012	0.95%	to	2.05%	23,941	19.97	to	17.34	1,436,368	3.50%	7.29%	to	6.09%
Bond Index Fund - Class A (NBIXA)
2016	0.95%	to	1.50%	35,640	17.11	to	15.63	588,621	1.93%	0.97%	to	0.41%
2015	0.95%	to	1.50%	22,073	16.94	to	15.57	353,897	1.81%	-1.09%	to	-1.64%
2014	0.95%	to	1.50%	22,202	17.13	to	15.83	361,672	2.06%	4.46%	to	3.88%
2013	0.95%	to	1.50%	23,523	16.40	to	15.23	368,848	2.18%	-3.72%	to	-4.26%
2012	0.95%	to	1.65%	25,593	17.03	to	15.62	418,504	2.40%	2.65%	to	1.92%
Nationwide Fund: Class A (NFA)
2016	0.95%	to	1.60%	60,505	16.80	to	16.17	997,560	1.09%	10.25%	to	9.53%
2015	0.95%	to	1.60%	68,364	15.24	to	14.76	1,026,130	0.98%	-0.22%	to	-0.87%
2014	0.95%	to	1.60%	77,761	15.27	to	14.89	1,173,418	0.94%	10.90%	to	10.17%
2013	0.95%	to	1.65%	85,685	13.77	to	13.50	1,169,775	0.97%	28.85%	to	27.94%
2012	0.95%	to	1.65%	101,501	10.69	to	10.55	1,078,616	1.15%	13.15%	to	12.35%
Nationwide Fund - Institutional Service Class (NF)
2016	0.95%	to	1.65%	30,263	17.32	to	15.39	2,663,845	1.33%	10.47%	to	9.69%
2015	0.95%	to	1.65%	30,566	15.68	to	14.03	2,700,680	1.23%	0.07%	to	-0.64%
2014	0.95%	to	1.65%	35,669	15.67	to	14.12	2,992,253	1.20%	11.11%	to	10.33%
2013	0.95%	to	1.65%	32,016	14.10	to	12.80	2,699,788	1.24%	29.20%	to	28.28%
2012	0.95%	to	1.65%	37,854	10.91	to	9.98	2,267,416	1.39%	13.40%	to	12.60%
Government Bond Fund - Institutional Service Class (NGBF)
2016	0.95%	to	1.90%	94,820	17.95	to	15.29	1,778,600	1.64%	-0.99%	to	-1.93%
2015	0.95%	to	1.90%	111,217	18.13	to	15.59	2,124,583	1.64%	-1.04%	to	-1.98%
2014	0.95%	to	1.90%	119,423	18.32	to	15.90	2,319,621	1.55%	3.12%	to	2.13%
2013	0.95%	to	1.90%	130,723	17.76	to	15.57	2,460,567	1.11%	-4.34%	to	-5.26%
2012	0.95%	to	1.90%	192,258	18.57	to	16.44	3,791,513	2.03%	2.69%	to	1.70%
Nationwide Growth Fund - Institutional Class (NGF)
2016	0.95%	to	1.45%	3,460	11.41	to	10.49	228,481	0.64%	2.26%	to	1.74%
2015	0.95%	to	1.45%	5,437	11.16	to	10.31	328,263	0.42%	4.05%	to	3.52%
2014	0.95%	to	1.45%	5,794	10.73	to	9.96	353,718	0.45%	13.43%	to	12.86%
2013	0.95%	to	1.45%	6,320	9.46	to	8.82	349,576	0.48%	29.77%	to	29.12%
2012	0.95%	to	1.45%	10,666	7.29	to	6.83	326,783	0.56%	12.17%	to	11.61%
International Index Fund - Class A (NIIXA)
2016	1.10%	to	1.45%	284	12.21	to	11.53	3,431	2.67%	-0.55%	to	-0.90%
2015	1.10%	to	1.45%	284	12.28	to	11.63	3,452	2.27%	-2.24%	to	-2.59%
2014	1.10%	to	1.45%	284	12.56	to	11.94	3,533	2.72%	-7.16%	to	-7.49%
2013	1.10%	to	1.45%	335	13.53	to	12.91	4,502	2.19%	19.98%	to	19.56%
2012	1.10%	to	1.45%	492	11.28	to	10.80	5,493	2.54%	16.73%	to	16.32%
Investor Destinations Aggressive Fund - Service Class (IDAS)
2016	0.95%	to	1.60%	76,082	17.05	to	15.32	1,229,574	1.84%	9.17%	to	8.46%
2015	0.95%	to	1.60%	84,163	15.62	to	14.13	1,249,353	1.46%	-3.56%	to	-4.19%
2014	0.95%	to	1.65%	88,686	16.19	to	14.64	1,369,144	1.66%	3.39%	to	2.66%
2013	0.95%	to	1.65%	97,693	15.66	to	14.26	1,462,006	1.60%	25.05%	to	24.16%
2012	0.95%	to	1.65%	119,470	12.52	to	11.48	1,436,962	1.82%	14.86%	to	14.04%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Investor Destinations Conservative Fund - Service Class (IDCS)
2016	0.95%	to	1.50%	38,450	15.09	to	13.79	560,597	1.81%	3.63%	to	3.06%
2015	0.95%	to	1.50%	43,709	14.56	to	13.38	614,323	1.50%	-1.18%	to	-1.73%
2014	0.95%	to	1.50%	52,690	14.74	to	13.61	750,420	1.63%	2.58%	to	2.01%
2013	0.95%	to	1.50%	58,486	14.37	to	13.35	815,300	1.47%	2.83%	to	2.26%
2012	0.95%	to	1.60%	66,093	13.97	to	12.89	896,075	1.79%	4.08%	to	3.39%
Investor Destinations Moderate Fund - Service Class (IDMS)
2016	0.95%	to	1.90%	214,185	16.73	to	14.31	3,392,428	2.02%	6.79%	to	5.77%
2015	0.95%	to	1.90%	252,181	15.67	to	13.53	3,754,404	1.42%	-2.53%	to	-3.47%
2014	0.95%	to	1.90%	270,666	16.07	to	14.01	4,148,832	1.73%	2.99%	to	2.01%
2013	0.95%	to	1.90%	287,846	15.61	to	13.74	4,302,408	1.53%	14.44%	to	13.34%
2012	0.95%	to	1.90%	366,259	13.64	to	12.12	4,826,998	1.75%	9.90%	to	8.84%
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
2016	0.95%	to	1.90%	184,542	17.21	to	14.71	3,018,771	1.98%	8.26%	to	7.22%
2015	0.95%	to	1.90%	198,017	15.89	to	13.72	2,999,339	1.42%	-3.19%	to	-4.12%
2014	0.95%	to	1.90%	226,683	16.42	to	14.31	3,563,846	1.70%	3.26%	to	2.27%
2013	0.95%	to	1.90%	258,330	15.90	to	13.99	3,954,185	1.68%	20.53%	to	19.37%
2012	0.95%	to	1.90%	267,649	13.19	to	11.72	3,405,974	1.81%	12.73%	to	11.64%
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
2016	0.95%	to	1.60%	44,434	16.36	to	14.70	692,788	1.80%	5.20%	to	4.52%
2015	0.95%	to	1.60%	67,963	15.55	to	14.06	1,003,947	1.53%	-1.60%	to	-2.24%
2014	0.95%	to	1.60%	70,183	15.80	to	14.38	1,057,612	1.72%	2.92%	to	2.25%
2013	0.95%	to	1.60%	74,480	15.35	to	14.07	1,095,259	1.43%	8.41%	to	7.70%
2012	0.95%	to	1.60%	98,732	14.16	to	13.06	1,350,787	1.86%	7.08%	to	6.37%
Mid Cap Market Index Fund - Class A (NMCIXA)
2016	0.95%	to	1.65%	31,031	29.81	to	26.57	884,628	1.01%	18.74%	to	17.91%
2015	0.95%	to	1.65%	34,386	25.10	to	22.53	827,324	0.86%	-3.70%	to	-4.38%
2014	0.95%	to	1.65%	36,141	26.07	to	23.56	907,289	0.77%	8.04%	to	7.28%
2013	0.95%	to	1.65%	44,149	24.13	to	21.96	1,031,349	0.75%	31.46%	to	30.53%
2012	0.95%	to	1.65%	42,441	18.35	to	16.83	753,058	0.86%	16.07%	to	15.25%
Nationwide Government Money Market Fund - Investor Class (MMF)
2016			1.30%	238,631	22.53	to	28.55	5,390,564	0.00%			-1.30%
2015			1.30%	246,868	28.92	to	22.82	5,654,922	0.00%			-1.30%
2014			1.30%	306,037	29.30	to	23.12	7,097,673	0.00%			-1.30%
2013			1.30%	332,842	23.43	to	29.69	7,817,587	0.00%			-1.30%
2012			1.30%	364,519	23.74	to	30.08	8,658,809	0.00%			-1.30%
Money Market Fund - Service Class (MMFR)
2016	0.95%	to	1.90%	267,666	10.72	to	9.13	2,756,374	0.00%	-0.95%	to	-1.89%
2015	0.95%	to	1.90%	289,326	10.82	to	9.31	3,018,509	0.00%	-0.95%	to	-1.90%
2014	0.95%	to	1.90%	308,529	10.93	to	9.49	3,260,465	0.00%	-0.95%	to	-1.90%
2013	0.95%	to	1.90%	347,174	11.03	to	9.67	3,718,433	0.00%	-0.95%	to	-1.90%
2012	0.95%	to	1.90%	364,191	11.14	to	9.86	3,942,002	0.00%	-0.95%	to	-1.91%
Nationwide Growth Fund - Class A (NGFA)
2016	0.95%	to	1.45%	26,297	22.74	to	21.29	573,754	0.36%	1.97%	to	1.46%
2015	0.95%	to	1.45%	34,894	22.30	to	20.98	748,336	0.21%	3.62%	to	3.10%
2014	0.95%	to	1.45%	32,918	21.52	to	20.35	683,482	0.18%	13.11%	to	12.54%
2013	0.95%	to	1.45%	29,293	19.03	to	18.09	539,660	0.20%	29.29%	to	28.64%
2012	0.95%	to	1.45%	32,183	14.72	to	14.06	460,749	0.32%	11.87%	to	11.30%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016			1.30%	67,594			18.92	1,278,616	1.47%			8.05%
2015			1.30%	84,998			17.51	1,488,064	1.36%			-2.29%
2014			1.30%	98,227			17.92	1,759,882	1.68%			3.62%
2013			1.30%	95,124			17.29	1,644,739	1.73%			25.59%
2012			1.30%	92,312			13.77	1,270,859	1.60%			14.39%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016			1.30%	69,909			13.67	955,392	2.46%			2.91%
2015			1.30%	54,185			13.28	719,551	1.91%			-1.04%
2014			1.30%	45,138			13.42	605,703	2.41%			2.54%
2013			1.30%	28,612			13.09	374,432	1.64%			3.47%
2012			1.30%	31,472			12.65	398,051	1.96%			3.81%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.95%	to	1.45%	158,259	18.00	to	17.31	2,667,457	1.84%	6.13%	to	5.59%
2015	0.95%	to	1.45%	178,303	16.96	to	16.40	2,841,775	1.52%	-1.28%	to	-1.78%
2014	0.95%	to	1.45%	193,361	17.18	to	16.69	3,132,038	1.74%	4.18%	to	3.66%
2013	0.95%	to	1.45%	183,038	16.49	to	16.11	2,855,822	1.76%	15.52%	to	14.94%
2012	0.95%	to	1.45%	173,919	14.28	to	14.01	2,357,754	1.49%	9.76%	to	9.20%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016			1.30%	192,578			18.15	3,495,229	1.79%			7.08%
2015			1.30%	198,100			16.95	3,357,880	1.45%			-2.02%
2014			1.30%	199,795			17.30	3,456,443	1.75%			3.59%
2013			1.30%	188,259			16.70	3,143,922	1.68%			20.79%
2012			1.30%	204,481			13.83	2,827,149	1.63%			12.28%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016			1.30%	45,703			15.42	704,939	1.88%			4.33%
2015			1.30%	57,213			14.78	845,827	1.63%			-1.33%
2014			1.30%	64,027			14.98	959,325	1.80%			3.38%
2013			1.30%	66,850			14.49	968,894	1.74%			9.06%
2012			1.30%	68,753			13.29	913,706	1.72%			6.63%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2016	1.15%	to	1.45%	28,854	10.37	to	10.10	295,390	1.23%	-3.59%	to	-3.88%
2015	1.15%	to	1.45%	25,950	10.75	to	10.51	275,949	0.14%	-1.80%	to	-2.10%
2014	1.20%	to	1.45%	19,793	10.91	to	10.73	214,687	2.09%	-2.54%	to	-2.78%
2013	1.20%	to	1.45%	16,610	11.20	to	11.04	185,035	1.04%	19.62%	to	19.32%
2012	1.20%	to	1.45%	12,862	9.36	to	9.25	119,893	0.39%	14.13%	to	13.84%
S&P 500 Index Fund - Service Class (NIXR)
2016	0.95%	to	2.05%	215,301	16.30	to	13.54	3,611,084	1.56%	10.28%	to	9.06%
2015	0.95%	to	2.05%	218,846	14.78	to	12.41	3,308,197	1.81%	-0.12%	to	-1.23%
2014	0.95%	to	2.05%	216,291	14.80	to	12.57	3,296,759	1.42%	11.98%	to	10.74%
2013	0.95%	to	2.05%	241,912	13.22	to	11.35	3,316,711	1.63%	30.41%	to	28.96%
2012	0.95%	to	2.05%	245,704	10.14	to	8.80	2,572,395	1.63%	14.24%	to	12.97%
Small Cap Index Fund - Class A (NSCIXA)
2016	0.95%	to	1.65%	21,570	25.82	to	23.01	532,653	1.11%	19.68%	to	18.84%
2015	0.95%	to	1.65%	22,349	21.57	to	19.36	461,417	0.91%	-5.72%	to	-6.39%
2014	0.95%	to	1.65%	23,429	22.88	to	20.68	514,247	0.69%	3.47%	to	2.74%
2013	0.95%	to	1.65%	26,501	22.11	to	20.13	564,938	0.89%	36.97%	to	36.00%
2012	0.95%	to	1.65%	31,779	16.15	to	14.80	495,237	1.32%	14.79%	to	13.98%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2016	1.10%	to	1.40%	17,854	14.29	to	13.96	251,446	1.96%	0.01%	to	-0.30%
2015	1.10%	to	1.40%	21,806	14.29	to	14.01	307,675	2.03%	-4.96%	to	-5.25%
2014	1.15%	to	1.40%	17,903	14.99	to	14.78	266,149	3.63%	-9.20%	to	-9.43%
2013	1.30%	to	1.40%	15,167	16.40	to	16.32	248,656	2.76%	18.53%	to	18.41%
2012	0.95%	to	1.35%	7,878	14.01	to	13.81	108,981	2.92%	18.43%	to	17.95%
Genesis Fund - Trust Class (NBGST)
2016	0.95%	to	1.90%	150,005	50.10	to	42.67	7,355,369	0.05%	16.94%	to	15.82%
2015	0.95%	to	1.90%	169,278	42.84	to	36.84	7,120,997	0.05%	-0.80%	to	-1.75%
2014	0.95%	to	1.90%	197,254	43.19	to	37.50	8,399,981	0.05%	-1.25%	to	-2.20%
2013	0.95%	to	1.90%	227,244	43.74	to	38.34	9,834,432	0.30%	35.59%	to	34.29%
2012	0.95%	to	1.90%	262,029	32.26	to	28.55	8,380,160	0.20%	8.77%	to	7.73%
Guardian Fund - Investor Class (NBGF)
2016			1.30%	35,051			36.39	1,275,509	0.62%			7.78%
2015			1.30%	40,821			33.76	1,378,305	0.63%			-6.00%
2014			1.30%	46,519			35.92	1,670,910	0.71%			7.85%
2013			1.30%	50,223			33.30	1,672,673	0.53%			37.11%
2012			1.30%	56,334			24.29	1,368,345	1.19%			11.34%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Guardian Fund - Trust Class (NBGT)
2016	0.95%	to	1.45%	8,235	19.75	to	18.15	156,138	0.90%	8.02%	to	7.48%
2015	0.95%	to	1.45%	8,668	18.28	to	16.89	152,499	0.65%	-5.89%	to	-6.37%
2014	0.95%	to	1.45%	10,285	19.43	to	18.04	192,786	0.84%	8.11%	to	7.56%
2013	0.95%	to	1.45%	10,825	17.97	to	16.77	188,394	0.53%	37.28%	to	36.59%
2012	0.95%	to	1.45%	13,312	13.09	to	12.28	169,485	1.51%	11.53%	to	10.97%
Large Cap Value Fund: Investor Class (PF)
2016			1.30%	48,012			54.60	2,621,364	0.69%			26.56%
2015			1.30%	53,703			43.14	2,316,695	1.01%			-13.44%
2014			1.30%	61,190			49.84	3,049,634	0.79%			9.57%
2013			1.30%	74,102			45.48	3,370,492	1.28%			29.68%
2012			1.30%	75,068			35.07	2,632,946	1.26%			15.43%
Large Cap Value Fund: Trust Class (NBPT)
2016	0.95%	to	1.90%	6,564	21.69	to	18.47	135,933	1.28%	26.88%	to	25.67%
2015	0.95%	to	1.90%	5,871	17.09	to	14.70	96,170	1.34%	-13.34%	to	-14.18%
2014	0.95%	to	1.90%	8,599	19.72	to	17.12	163,108	0.78%	9.77%	to	8.72%
2013	0.95%	to	1.90%	13,059	17.97	to	15.75	228,011	1.48%	29.84%	to	28.60%
2012	0.95%	to	1.90%	12,655	13.84	to	12.25	170,621	1.14%	15.70%	to	14.58%
Short Duration Bond Fund - Investor Class (NLMB)
2016			1.30%	24,214			14.70	355,841	1.15%			-0.53%
2015			1.30%	32,995			14.77	487,476	1.03%			-1.04%
2014			1.30%	35,390			14.93	528,346	1.22%			-0.86%
2013			1.30%	43,120			15.06	649,307	1.50%			-0.67%
2012			1.30%	47,472			15.16	719,633	2.03%			2.92%
Socially Responsive Fund - Trust Class (NBSRT)
2016	0.95%	to	1.50%	59,715	23.16	to	21.58	1,339,468	1.05%	8.84%	to	8.24%
2015	0.95%	to	1.50%	63,610	21.28	to	19.94	1,310,738	0.97%	-1.50%	to	-2.05%
2014	0.95%	to	1.50%	72,694	21.60	to	20.36	1,525,962	0.97%	9.23%	to	8.63%
2013	0.95%	to	1.50%	77,578	19.77	to	18.74	1,495,130	1.14%	36.65%	to	35.89%
2012	0.95%	to	1.50%	71,799	14.47	to	13.79	1,016,158	0.84%	9.74%	to	9.13%
Capital Appreciation Fund - Class A (OCAF)
2016	0.95%	to	1.80%	80,925	12.62	to	10.97	980,769	0.07%	-3.27%	to	-4.09%
2015	0.95%	to	1.80%	85,139	13.05	to	11.44	1,071,507	0.00%	2.24%	to	1.36%
2014	0.95%	to	1.80%	95,301	12.77	to	11.29	1,177,144	0.00%	13.97%	to	13.00%
2013	0.95%	to	1.80%	103,151	11.20	to	9.99	1,119,015	0.04%	28.01%	to	26.91%
2012	0.95%	to	1.80%	110,486	8.75	to	7.87	939,343	0.56%	12.61%	to	11.64%
Global Fund - Class A (OGF)
2016	0.95%	to	1.90%	69,088	18.95	to	16.14	3,128,798	0.65%	-0.79%	to	-1.74%
2015	0.95%	to	1.90%	80,907	19.10	to	16.43	3,794,604	0.61%	2.90%	to	1.92%
2014	0.95%	to	1.90%	90,170	18.56	to	16.12	4,215,926	0.79%	1.09%	to	0.12%
2013	0.95%	to	1.90%	97,610	18.36	to	16.10	4,604,633	0.80%	25.57%	to	24.37%
2012	0.95%	to	1.90%	114,778	14.62	to	12.94	4,154,982	0.99%	19.60%	to	18.45%
Global Strategic Income Fund - Class A (OSI)
2016	0.95%	to	1.60%	20,954	21.73	to	19.53	433,723	3.82%	5.35%	to	4.66%
2015	0.95%	to	1.60%	25,507	20.63	to	18.66	502,605	4.27%	-3.27%	to	-3.91%
2014	0.95%	to	1.60%	27,143	21.33	to	19.42	553,714	4.56%	1.66%	to	0.99%
2013	0.95%	to	1.60%	54,716	20.98	to	19.23	1,121,873	5.01%	-1.31%	to	-1.96%
2012	0.95%	to	1.60%	99,234	21.26	to	19.61	2,076,433	5.70%	12.41%	to	11.67%
PIMCO Total Return Fund - Class A (PMTRA)
2016	0.95%	to	1.80%	81,775	20.64	to	17.94	1,613,321	2.58%	1.24%	to	0.38%
2015	0.95%	to	1.80%	99,941	20.38	to	17.88	1,947,868	2.46%	-0.63%	to	-1.48%
2014	0.95%	to	1.80%	122,077	20.51	to	18.14	2,404,699	3.61%	3.29%	to	2.40%
2013	0.95%	to	1.80%	135,767	19.86	to	17.72	2,603,418	2.04%	-3.23%	to	-4.06%
2012	0.95%	to	1.80%	157,933	20.52	to	18.47	3,136,611	3.78%	8.89%	to	7.96%
VP International Fund - Class II (ACVI2)
2016	0.95%	to	1.65%	111,506	8.66	to	8.56	960,598	0.93%	-6.45%	to	-7.11%
2015	0.95%	to	1.65%	118,995	9.26	to	9.22	1,099,419	0.00%	-7.40%	to	-7.84%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Capital & Income Fund (FCI)
2016			1.30%	1,801			143.76	258,909	4.24%			9.30%
2015	1.30%			2,126	131.53			279,629	4.11%	-2.21%
2014	1.30%			2,534	134.50			340,824	4.19%	4.76%
2013	1.30%			2,945	128.39			378,121	4.89%	8.28%
2012	1.30%			3,635	118.57			431,016	5.56%	14.90%
Equity-Income Fund (FEI)
2016	1.30%			34,104	161.73			5,515,808	2.50%	15.86%
2015	1.30%			40,068	139.59			5,593,199	3.52%	-4.78%
2014	1.30%			41,708	146.60			6,114,347	2.60%	7.27%
2013	1.30%			45,454	136.67			6,212,069	2.36%	26.03%
2012	1.30%			48,465	108.44			5,255,711	2.89%	15.71%
High Income Portfolio - Initial Class (FHIP)
2016	1.30%			69	40.94			2,825	5.49%	13.12%
2015	1.30%			69	36.19			2,497	6.61%	-4.88%
2014	1.30%			69	38.05			2,625	5.78%	-0.16%
2013	1.30%			69	38.11			2,630	3.24%	4.57%
2012	1.30%			542	36.45			19,753	5.47%	12.74%
Magellan(R) Fund (FMG)
2016	1.30%			138,345	45.33			6,271,015	0.56%	3.88%
2015	1.30%			172,996	43.64			7,549,066	0.56%	2.70%
2014	1.30%			188,529	42.49			8,010,407	0.74%	12.59%
2013	1.30%			202,330	37.74			7,635,248	0.77%	33.54%
2012	1.30%			218,594	28.26			6,177,252	1.36%	16.45%
Puritan Fund (FPR)
2016	1.30%			116,266	51.68			6,008,264	1.76%	3.67%
2015	1.30%			118,299	49.85			5,897,022	2.11%	0.45%
2014	1.30%			120,282	49.63			5,969,069	1.61%	9.31%
2013	1.30%			129,234	45.40			5,867,321	1.60%	18.77%
2012	1.30%			132,343	38.23			5,058,816	1.83%	12.30%
VIP Overseas Portfolio - Service Class 2 (FO2)
2016	0.95%	to	1.65%	182,467	8.80	to	8.70	1,597,555	1.16%	-6.17%	to	-6.83%
2015	0.95%	to	1.65%	222,466	9.38	to	9.34	2,083,123	1.18%	-6.17%	to	-6.61%	****
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2016	0.95%	to	1.90%	404,756	10.29	to	10.02	4,125,681	0.78%	-1.10%	to	-2.05%
2015	0.95%	to	1.90%	456,661	10.40	to	10.23	4,722,614	1.07%	2.69%	to	1.70%
2014	0.95%	to	1.90%	488,575	10.13	to	10.06	4,937,267	0.87%	1.28%	to	0.63%	****
Putnam Growth Opportunities Fund - Class A (PUGOA)
2016	0.95%	to	1.50%	4,597	10.34	to	10.32	47,506	0.01%	3.44%	to	3.17%	****
Putnam International Equity Fund - Class A (PUIGA)
2016	1.45%	to	1.50%	265	17.28	to	17.16	4,578	3.01%	-4.11%	to	-4.16%
2015	1.45%	to	1.50%	265	18.02	to	17.90	4,774	2.50%	-1.33%	to	-1.38%
2014	1.45%	to	1.50%	265	18.26	to	18.15	4,838	0.88%	-8.18%	to	-8.22%
2013	1.45%	to	1.50%	265	19.89	to	19.78	5,269	0.80%	26.09%	to	26.02%
2012	1.45%	to	1.50%	265	15.77	to	15.69	4,179	1.05%	19.96%	to	19.90%
Virtus Balanced Fund: Class A (PBF)
2016	1.30%			25,408	27.32			694,189	1.47%	-0.86%
2015	1.30%			37,097	27.56			1,022,305	1.70%	-5.24%
2014	1.30%			38,495	29.08			1,119,436	2.08%	3.30%
2013	1.30%			31,246	28.15			879,568	1.88%	13.94%
2012	1.30%			39,829	24.71			984,015	1.35%	10.63%
Advisors Small Cap Fund - Class A (WRASCA)
2016	0.95%	to	1.60%	9,896	33.68	to	30.78	320,990	0.00%	12.35%	to	11.61%
2015	0.95%	to	1.60%	11,537	29.98	to	27.58	333,887	0.00%	-2.95%	to	-3.59%
2014	0.95%	to	1.60%	17,485	30.89	to	28.61	525,726	0.00%	1.89%	to	1.22%
2013	0.95%	to	1.60%	28,978	30.32	to	28.26	859,477	0.00%	40.82%	to	39.89%
2012	0.95%	to	1.60%	30,231	21.53	to	20.20	638,151	0.00%	14.07%	to	13.32%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advantage Funds(R) - Common Stock Fund - Class A (SACSA)
2016	0.95%	to	1.90%	183,270	10.96	to	10.83	2,000,462	0.00%	12.89%	to	11.81%
2015	0.95%	to	1.90%	214,900	9.71	to	9.69	2,084,869	0.00%	-2.92%	to	-3.10%	****
Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)
2016	0.95%	to	1.50%	9,247	10.24	to	10.17	94,264	0.00%	3.16%	to	2.59%
2015	0.95%	to	1.50%	12,247	9.93	to	9.92	121,503	0.00%	-0.73%	to	-0.83%	****
Advantage Funds(R) - Growth Fund - Class A (SGRA)
2016	0.95%	to	1.45%	60,714	9.89	to	9.83	598,535	0.00%	-1.87%	to	-2.36%
2015	0.95%	to	1.50%	99,943	10.07	to	10.06	1,006,382	0.00%	0.73%	to	0.63%	****
Advantage - Large Cap Core - Class A (WFLCCA)
2016	0.95%	to	1.45%	7,725	10.51	to	10.45	80,912	0.65%	7.32%	to	6.78%
2015	0.95%	to	1.45%	12,525	9.80	to	9.79	122,636	0.30%	-2.04%	to	-2.14%	****
Advantage Large Cap Growth Fund - Class A (WFLGA)
2016	1.30%			216,400	9.48			2,052,282	0.00%	-3.74%
2015	1.30%			228,435	9.85			2,250,511	0.00%	-1.48%****
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)
2016	1.30%			48,317	13.61			657,824	1.29%	6.04%
2015	1.30%			59,399	12.84			762,638	1.09%	-1.91%
2014	1.30%			62,337	13.09			815,959	0.77%	9.09%
2013	1.30%			68,031	12.00			816,297	0.69%	19.99%****
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.95%	to	1.90%	285,500	20.38	to	18.57	5,644,749	1.19%	25.80%	to	24.59%
2012	0.95%	to	1.90%	298,933	16.20	to	14.90	4,712,644	1.83%	19.80%	to	18.65%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.95%	to	1.65%	157,373	18.86	to	17.61	2,875,486	2.23%	21.81%	to	20.95%
2012	0.95%	to	1.65%	170,387	15.48	to	14.56	2,565,261	3.01%	17.18%	to	16.35%
Putnam Voyager Fund: Class A (obsolete) (PVF)
2015	0.95%	to	1.50%	3,394	22.29	to	20.77	73,121	0.57%	-7.14%	to	-7.66%
2014	0.95%	to	1.50%	8,009	24.00	to	22.49	186,858	0.36%	8.51%	to	7.91%
2013	0.95%	to	1.50%	11,766	22.12	to	20.84	254,371	0.90%	42.56%	to	41.77%
2012	0.95%	to	1.50%	13,414	15.51	to	14.70	204,498	1.12%	13.30%	to	12.67%
Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (obsolete) (SCS)
2014	0.95%	to	1.90%	75,814	26.22	to	22.76	2,475,530	0.00%	4.94%	to	3.93%
2013	0.95%	to	1.90%	88,780	24.98	to	21.90	2,740,531	0.00%	28.04%	to	26.81%
2012	0.95%	to	1.90%	95,925	19.51	to	17.27	2,347,964	0.00%	17.15%	to	16.03%
Advantage Funds - Enterprise Fund - Investor Class (obsolete) (SE)
2014	0.95%	to	1.50%	9,605	17.47	to	17.15	165,979	0.00%	1.00%	to	0.44%
2013	0.95%	to	1.50%	14,415	17.30	to	17.08	247,696	0.00%	40.81%	to	40.03%
2012	0.95%	to	1.50%	12,484	12.29	to	12.20	152,765	0.00%	14.36%	to	13.73%
Advantage Growth Fund - Investor Class (obsolete) (SGR)
2014	0.95%	to	1.50%	39,295	28.87	to	27.13	1,108,907	0.00%	2.61%	to	2.04%
2013	0.95%	to	1.50%	47,709	28.14	to	26.59	1,311,494	0.00%	31.78%	to	31.05%
2012	0.95%	to	1.50%	46,200	21.35	to	20.29	963,531	0.00%	15.45%	to	14.81%
Advantage - Large Cap Core - Investor Class (obsolete) (WFLCCI)
2014	0.95%	to	1.45%	9,060	20.81	to	20.35	187,460	0.12%	13.21%	to	12.63%
2013	0.95%	to	1.45%	5,621	18.38	to	18.06	103,032	0.75%	37.56%	to	36.87%
2012	0.95%	to	1.45%	3,176	13.36	to	13.20	42,214	0.34%	15.46%	to	14.88%
Advantage Large Cap Growth Fund - Investor Class (obsolete) (STR)
2014	1.30%			54,330	43.13			2,343,048	0.00%	7.95%
2013	1.30%			56,407	39.95			2,253,401	0.00%	32.55%
2012	1.30%			55,062	30.14			1,659,528	0.00%	11.03%
Equity Value Fund - Administrative Class (obsolete) (WFEVAD)
2012	1.30%			55,010	12.01			660,879	1.51%	15.68%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.95%	to	1.65%	118,806	15.61	to	14.47	1,789,185	1.11%	-9.18%	to	-9.82%
2013	0.95%	to	1.65%	128,389	17.18	to	16.05	2,136,165	1.26%	28.92%	to	28.01%
2012	0.95%	to	1.65%	119,109	13.33	to	12.54	1,543,414	1.70%	19.30%	to	18.46%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP International Fund - Class IV (obsolete) (ACVI4)
2014	0.95%	to	1.65%	72,889	17.41	to	16.14	1,223,037	1.56%	-6.55%	to	-7.21%
2013	0.95%	to	1.65%	86,094	18.63	to	17.39	1,551,215	1.61%	21.09%	to	20.23%
2012	0.95%	to	1.65%	96,679	15.38	to	14.46	1,443,632	0.72%	19.85%	to	19.01%
Dynamics Fund - Investor Class (obsolete) (IDF)
2012	0.95%	to	1.65%	287,119	7.78	to	7.11	3,399,521	0.93%	11.83%	to	11.04%
2016	Reserves for annuity contracts in payout phase:								$1,244
2016	Contract owners’ equity:								$184,550,599
2015	Reserves for annuity contracts in payout phase:								$1,176
2015	Contract owners’ equity:								$195,095,152
2014	Reserves for annuity contracts in payout phase:								$1,353
2014	Contract owners’ equity:								$214,532,800
2013	Reserves for annuity contracts in payout phase:								$1,381
2013	Contract owners’ equity:								$221,700,393
2012	Reserves for annuity contracts in payout phase:								$1,201
2012	Contract owners’ equity:								$199,400,854
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2016. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 28, 2017

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2016	2015	2014
Revenues
Policy charges	$2,361	$2,216	$2,065
Premiums	642	786	831
Net investment income	2,139	1,982	1,900
Net realized investment (losses) gains, including other-than-temporary impairment losses	(111)	82	(1,078)
Other revenues	8	14	11

Total revenues	$5,039	$5,080	$3,729

Benefits and expenses
Interest credited to policyholder account values	$1,406	$1,078	$1,096
Benefits and claims	1,298	1,662	1,502
Amortization of deferred policy acquisition costs	433	68	207
Other expenses, net of deferrals	998	1,044	1,055

Total benefits and expenses	$4,135	$3,852	$3,860

Income (loss) before federal income taxes and noncontrolling interests	$904	$1,228	$(131)
Federal income tax expense (benefit)	126	293	(147)

Net income	$778	$935	$16
Loss attributable to noncontrolling interests, net of tax	(91)	(96)	(94)

Net income attributable to Nationwide Life Insurance Company	$869	$1,031	$110

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2016	2015	2014
Net income	$778	$935	$16

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$237	$(720)	$435
Other	22	43	27

Total other comprehensive income (loss), net of tax	$259	$(677)	$462

Total comprehensive income	$1,037	$258	$478
Comprehensive loss attributable to noncontrolling interests, net of tax	(91)	(96)	(94)

Total comprehensive income attributable to Nationwide Life Insurance Company	$1,128	$354	$572

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2016	2015
Assets
Investments:
Fixed maturity securities, available-for-sale	$43,690	$37,570
Mortgage loans, net of allowance	9,760	8,396
Policy loans	989	993
Short-term investments	1,944	766
Other investments	1,111	943

Total investments	$57,494	$48,668
Cash and cash equivalents	92	67
Accrued investment income	514	477
Deferred policy acquisition costs	5,432	5,200
Goodwill	200	200
Other assets	2,835	2,328
Separate account assets	89,071	87,238

Total assets	$155,638	$144,178

Liabilities and equity
Liabilities
Future policy benefits and claims	$52,911	$45,397
Short-term debt	300	400
Long-term debt	707	707
Other liabilities	3,104	2,042
Separate account liabilities	89,071	87,238

Total liabilities	$146,093	$135,784

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	6,530	5,661
Accumulated other comprehensive income	626	367

Total shareholder’s equity	$8,878	$7,750
Noncontrolling interests	667	644

Total equity	$9,545	$8,394

Total liabilities and equity	$155,638	$144,178

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504
Comprehensive income (loss):
Net income (loss)	$—	$—	$110	$—	$110	$(94)	$16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive (loss)	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2016	2015	2014
Cash flows from operating activities
Net income	$778	$935	$16
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	111	(82)	1,078
Interest credited to policyholder account values	1,406	1,078	1,096
Capitalization of deferred policy acquisition costs	(823)	(870)	(685)
Amortization of deferred policy acquisition costs	433	68	207
Amortization and depreciation	81	107	128
Deferred tax expense (benefit)	65	217	(152)
Changes in:
Policy liabilities	(680)	(249)	(421)
Derivatives, net	(247)	(141)	(181)
Other, net	(142)	(280)	(59)

Net cash provided by operating activities	$982	$783	$1,027

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$3,007	$2,828	$2,798
Proceeds from sales of available-for-sale securities	852	466	647
Purchases of available-for-sale securities	(8,938)	(7,106)	(5,640)
Proceeds from repayments and sales of mortgage loans	792	1,027	920
Issuances of mortgage loans	(2,163)	(2,155)	(1,837)
Net (purchases) sales of short-term investments	(1,174)	169	(524)
Collateral received, net	217	48	399
Other, net	(231)	(136)	(94)

Net cash used in investing activities	$(7,638)	$(4,859)	$(3,331)

Cash flows from financing activities
Net change in short-term debt	$(100)	$(260)	$382
Repayments of long-term debt	—	(2)	—
Investment and universal life insurance product deposits	10,894	8,224	6,037
Investment and universal life insurance product withdrawals	(4,132)	(3,884)	(4,095)
Other, net	19	(12)	(4)

Net cash provided by financing activities	$6,681	$4,066	$2,320

Net increase (decrease) in cash and cash equivalents	$25	$(10)	$16
Cash and cash equivalents at beginning of year	67	77	61

Cash and cash equivalents at end of year	$92	$67	$77

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2016 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”) and Eagle Captive Reinsurance, LLC (“Eagle”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2016 and 2015, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany accounts and transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent or is expected to be exercised upon annuitization are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility.

The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.6% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2016 and 2015 was $2.3 billion. In connection with an FHLB requirement for funding agreements, the Company held $47 million and $46 million of FHLB stock as of December 31, 2016 and 2015, respectively.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $72 million and $78 million as of December 31, 2016 and 2015, respectively.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to earnings had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2016 and 2015, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (86% as of December 31, 2016 and 2015) to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies, pricing from additional sources, and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2016 and December 31, 2015, the fair value of the securities received as collateral and recorded off balance sheet is $331 million and $167 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2016 and 2015, the fair value of loaned securities was $541 million and $389 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in earnings and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies commercial mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds and real estate partnerships and funds accounted for under the equity method, as well as trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes the change in equity method investments in net investment income. The Company’s unfunded commitments related to these investments were $495 million and $315 million as of December 31, 2016 and 2015, respectively. The carrying value of these investments was $362 million and $199 million as of December 31, 2016 and 2015, respectively.

The Company has sold $1.5 billion and $1.4 billion in tax credit funds to unrelated third parties as of December 31, 2016 and 2015, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2032. These guarantees are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $836 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. These consolidated VIEs are primarily made up of the tax credit funds discussed above.

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $667 million and $644 million as of December 31, 2016 and 2015, respectively, and are included within the consolidated balance sheet primarily as other investments of $614 million, other assets of $77 million and other liabilities of $67 million as of December 31, 2016, and other investments of $585 million, other assets of $113 million and other liabilities of $67 million as of December 31, 2015. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2016 annual impairment test and determined that no impairment was required. As of December 31, 2016 and 2015, there were no accumulated impairments.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and ODI. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The Company files with the NMIC consolidated federal income tax return. Prior to 2015, NLIC filed a separate consolidated federal income tax return with its subsidiaries.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2016 and 2015 (4% in 2014) and 33% of the number of life insurance policies in force in 2016 (35% in 2015 and 37% in 2014). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 28, 2017, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2016, the Company adopted ASU 2015-07, which amends ASC 820, Fair Value Measurements. The amended guidance eliminates the requirement to categorize investments using net asset value as a practical expedient for fair value within the fair value hierarchy. The adoption of this guidance resulted in changes to disclosures only. Refer to Note 8 for the disclosure in accordance with the adopted guidance.

On January 1, 2016, the Company adopted ASU 2015-09, which amends ASC 944, Financial Services-Insurance. The amended guidance requires additional disclosures for short duration insurance contracts. The adoption of this guidance had no material impact on the Company’s consolidated financial statements. Refer to Note 2 for discussion on short duration insurance contracts.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Pending Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 by one year for all entities. The Company will adopt ASU 2014-09 for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The Company is currently in the process of determining the impact of adoption.

In March 2016, the FASB issued ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The update clarifies that a change in the hedging derivative’s counterparty does not, in and of itself, trigger de-designation of a hedging relationship provided that all other hedge accounting criteria continue to be met. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The update clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence as amended by the ASU. Consequently, the Company does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-07, Equity Method and Joint Ventures: Simplifying the Transition to the Equity method of Accounting. The update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualified for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, when an investment qualifies for equity method, the cost of acquiring the additional interest in the investee would be added to the current basis of the investor’s previously held interest, and the equity method would be applied subsequently from the date on which the investor obtains the ability to exercise significant influence over the investee. Unrealized holding gains or losses in accumulated other comprehensive income related to an available-for-sale security that becomes eligible for the equity method are to be recognized in earnings as of the date on which the investment qualifies for the equity method. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The Company will adopt the ASU for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $359 million and $496 million for the years ended December 31, 2016 and December 31, 2015, respectively. The separate account value subject to GMIB was $347 million and $380 million for the years ended December 31, 2016 and December 31, 2015, respectively. The net amount at risk, general account value, reserve balances and paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2016				December 31, 2015
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$922	$27,459	$76	66	$885	$24,452	$208	66
Minimum return or anniversary contract value	1,813	31,380	555	71	1,817	31,511	1,133	70

Total contracts with GMDB	$2,735	$58,839	$631	69	$2,702	$55,963	$1,341	68

Contracts with GLWB:
GLWB minimum return or anniversary contract value	$149	$34,974	$166	67	$141	$32,187	$142	67

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2016	2015
GMDB	$170	$148
GLWB	$297	$180

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumptions of participant benefit utilization of the net settlement option within the GLWB. The Company updated its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to life insurance benefits and claims of $164 million and lower amortization of DAC of $28 million.

Paid claims for GMDB were $36 million and $20 million for the years ended December 31, 2016 and 2015, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Mutual funds:
Bond	$5,986	$5,371
Domestic equity	48,824	46,469
International equity	3,010	3,001

Total mutual funds	$57,820	$54,841
Money market funds	1,019	1,122

Total[1]	$58,839	$55,963

1	Excludes $30.2 billion and $31.3 billion as of December 31, 2016 and 2015, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Annuity Contracts

The Company offers certain fixed indexed annuity products with GMDB and GLWB. As of December 31, 2016 and 2015, the general account value for contracts with GMDB was $5.2 billion and $2.7 billion, respectively, which includes $2.5 billion and $1.4 billion, respectively, of general account value relating to contracts that also have GLWB. The net amount at risk, reserve balance and paid claims for these guarantees were immaterial as of December 31, 2016 and 2015.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $710 million and $548 million as of December 31, 2016 and 2015, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2016	$2,991	$2,117	$55,053	51
December 31, 2015	$2,473	$2,053	$48,140	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2016	2015	2014
Balance at beginning of year	$5,200	$4,063	$3,778
Capitalization of DAC	823	870	685
Amortization of DAC, excluding unlocks	(412)	(326)	(397)
Amortization of DAC related to unlocks	(21)	258	190
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(158)	335	(193)

Balance at end of year	$5,432	$5,200	$4,063

During 2016, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4, as well as a decrease in the expected lapse rates for certain variable annuity products.

During 2014, the Company recognized a decrease in amortization for DAC of $190 million and decrease in amortization for other related balances of $15 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2016
Fixed maturity securities:
U.S. government and agencies	$596	$49	$—	$645
Obligations of states, political subdivisions and foreign governments	2,454	265	23	2,696
Corporate public securities	27,355	1,049	350	28,054
Corporate private securities	5,731	227	147	5,811
Residential mortgage-backed securities	3,161	126	39	3,248
Commercial mortgage-backed securities	1,260	23	4	1,279
Asset-backed securities	1,967	30	40	1,957

Total fixed maturity securities	$42,524	$1,769	$603	$43,690
Equity securities	2	8	—	10

Total available-for-sale securities	$42,526	$1,777	$603	$43,700

December 31, 2015
Fixed maturity securities:
U.S. government and agencies	$343	$59	$—	$402
Obligations of states, political subdivisions and foreign governments	2,137	241	11	2,367
Corporate public securities	23,174	868	752	23,290
Corporate private securities	5,082	203	115	5,170
Residential mortgage-backed securities	3,036	152	42	3,146
Commercial mortgage-backed securities	1,539	37	11	1,565
Asset-backed securities	1,685	19	74	1,630

Total fixed maturity securities	$36,996	$1,579	$1,005	$37,570
Equity securities	7	14	—	21

Total available-for-sale securities	$37,003	$1,593	$1,005	$37,591

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until anticipated recovery. The Company does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2016. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,122	$1,135
Due after one year through five years	11,637	12,127
Due after five years through ten years	11,677	11,727
Due after ten years	11,700	12,217

Subtotal	$36,136	$37,206
Residential mortgage-backed securities	3,161	3,248
Commercial mortgage-backed securities	1,260	1,279
Asset-backed securities	1,967	1,957

Total fixed maturity securities	$42,524	$43,690

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$1,174	$588
Adjustment to DAC	(191)	(33)
Adjustment to future policy benefits and claims	(68)	(16)
Adjustment to policyholder dividend obligation	(74)	(67)
Deferred federal income tax expense	(288)	(156)

Net unrealized gains on available-for-sale securities	$553	$316

1	Includes net unrealized gains (losses) of $1 million and ($20) million as of December 31, 2016 and 2015, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2016	2015
Balance at beginning of year	$316	$1,036
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	499	(1,662)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	21	(11)
Net adjustment to DAC and other expense	(158)	339
Net adjustment to future policy benefits and claims	(52)	143
Net adjustment to policyholder dividend obligations	(7)	53
Related federal income tax (expense) benefit	(109)	401

Unrealized gains (losses) on available-for-sale securities	$194	$(737)
Less: Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($23 and $9 as of December 31, 2016 and 2015, respectively)	(43)	(17)

Net unrealized gains (losses) on available-for-sale securities	$237	$(720)

Balance at end of year	$553	$316

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2016
Fixed maturity securities:
Corporate public securities	$7,315	$255	$990	$95	$350
Corporate private securities	1,447	65	508	82	147
Residential mortgage-backed securities	303	6	397	33	39
Asset-backed securities	327	1	365	39	40
Other	716	21	94	6	27

Total [2]	$10,108	$348	$2,354	$255	$603

December 31, 2015
Fixed maturity securities:
Corporate public securities	$8,170	$455	$975	$297	$752
Corporate private securities	1,642	56	418	59	115
Residential mortgage-backed securities	427	3	423	39	42
Asset-backed securities	654	7	756	67	74
Other	844	20	81	2	22

Total[2]	$11,737	$541	$2,653	$464	$1,005

1	As of December 31, 2016 and 2015, there were $118 million and $448 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 946 and 1,059 available-for-sale securities in an unrealized loss position as of December 31, 2016 and 2015, respectively.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Amortized cost:
Loans with non-specific reserves	$9,775	$8,403
Loans with specific reserves[1]	17	19

Total amortized cost	$9,792	$8,422

Valuation allowance:
Non-specific reserves	$28	$23
Specific reserves	4	3

Total valuation allowance[2]	$32	$26

Mortgage loans, net of allowance	$9,760	$8,396

1	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2016, 2015 and 2014. The average recorded investment was $18 million, $14 million and $16 million for the years ended December 31, 2016, 2015 and 2014, respectively.
2	Changes in the valuation allowance are due to current period provisions and recoveries. These changes in the valuation allowance for the years ended December 31, 2016, 2015 and 2014 were immaterial.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

As of December 31, 2016 and 2015, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total[1]	Greater than 1.00	Less than 1.00	Total[1]
December 31, 2016
Apartment	$3,503	$11	$3,514	$3,514	$—	$3,514
Industrial	1,459	14	1,473	1,439	34	1,473
Office	1,570	3	1,573	1,539	34	1,573
Retail	2,850	30	2,880	2,866	14	2,880
Other	352	—	352	352	—	352

Total[2]	$9,734	$58	$9,792	$9,710	$82	$9,792

December 31, 2015
Apartment	$2,791	$—	$2,791	$2,791	$—	$2,791
Industrial	1,221	25	1,246	1,193	53	1,246
Office	1,318	3	1,321	1,286	35	1,321
Retail	2,765	2	2,767	2,756	11	2,767
Other	297	—	297	297	—	297

Total[3]	$8,392	$30	$8,422	$8,323	$99	$8,422

1	While these loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.
2	As of December 31, 2016, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.05 and 1.26, with a total weighted average DSC ratio of 2.04. As of December 31, 2016, the weighted average LTV ratios for the respective DSC ratio ranges above were 58% and 74%, with a total weighted average LTV ratio of 59%.
3	As of December 31, 2015, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.02 and 0.83, with a total weighted average DSC ratio of 2.02. As of December 31, 2015, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 85%, with a total weighted average LTV ratio of 60%.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $10 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2016 and 2015, respectively. Additionally, available-for-sale securities with a carrying value of $260 million and $538 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2016 and 2015, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Fixed maturity securities, available-for-sale	$1,781	$1,646	$1,575
Mortgage loans	407	390	362
Alternative Investments	(60)	(56)	(32)
Policy loans	52	51	51
Other	21	12	3

Gross investment income	$2,201	$2,043	$1,959
Investment expenses	62	61	59

Net investment income	$2,139	$1,982	$1,900

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Realized gains on sales[1]	$50	$15	$31
Realized losses on sales[1]	(90)	(41)	(19)
Net realized derivative (losses) gains	(42)	120	(1,087)
Valuation losses and other	(3)	(11)	2
OTTI losses[2]	(26)	(1)	(5)

Net realized investment (losses) gains	$(111)	$82	$(1,078)

1	Proceeds from the sale of available-for-sale securities were $852 million, $466 million and $647 million during the years ended December 31, 2016, 2015 and 2014, respectively. Gross gains of $49 million, $11 million and $17 million and gross losses of $89 million, $36 million and $10 million were realized on sales of available-for-sale securities during the years ended December 31, 2016, 2015 and 2014, respectively.
2	OTTI on fixed maturity securities excludes $6 million, $2 million and $1 million of non-credit losses included in other comprehensive income for the years ended December 31, 2016, 2015 and 2014, respectively.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Cumulative credit losses at beginning of year[1]	$(224)	$(254)	$(272)
New credit losses	(22)	(1)	(2)
Incremental credit losses	—	—	(4)
Losses related to securities included in the beginning balance sold or paid down during the period	51	31	24

Cumulative credit losses at end of year[1]	$(195)	$(224)	$(254)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance and annuity products that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps, which are included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2016 and 2015, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2016
Derivatives designated and qualifying as hedging instruments	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$75	$2,078	$110	$1,681
Equity contracts	633	9,562	—	—
Total return swaps and other derivative contracts	—	—	2	2

Total derivatives[1]	$836	$12,582	$123	$1,971

December 31, 2015
Derivatives designated and qualifying as hedging instruments	$86	$725	$2	$89
Derivatives not designated as hedging instruments:
Interest rate contracts	$39	$875	$98	$1,059
Equity contracts	445	7,329	—	—
Total return swaps and other derivative contracts	—	77	6	2

Total derivatives[1]	$570	$9,006	$106	$1,150

1	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 million and $11 million, respectively, as of December 31, 2016 and 2015.

Of the $836 million and $570 million of fair value of total derivative assets at December 31, 2016 and 2015, $71 million and $48 million, respectively, are subject to master netting agreements. The Company received $660 million and $374 million of cash collateral and held $89 million and $99 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2016 and 2015. Of the $123 million and $106 million of fair value of total derivative liabilities at December 31, 2016 and 2015, $71 million and $48 million are subject to master netting agreements, respectively. The Company posted $151 million and $92 million of cash collateral and pledged securities with a fair value of $54 million and $64 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2016 and 2015.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Derivatives not designated as hedging instruments:
Interest rate contracts	$13	$(141)	$142
Equity contracts	(81)	(257)	(79)
Total return swaps	—	(44)	(195)
Other derivative contracts	8	(6)	4
Net interest settlements	(2)	32	20

Total derivative losses[1]	$(62)	$(416)	$(108)
Change in embedded derivative liabilities and related fees[2]	20	536	(979)

Net realized derivative (losses) gains	$(42)	$120	$(1,087)

1	Included in total derivative losses are economic hedging (losses) gains of $(2) million, $(402) million and $941 million related to the guaranteed benefit annuity programs for the years ended December 31, 2016, 2015 and 2014, respectively. Included in total derivative (losses) gains for the year ended December 31, 2015 and 2014 are economic hedging gains (losses) of $52 million and $(1.0) billion related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the year ended December 31, 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. The annual review produced a favorable impact for the year ended December 31, 2014, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2016:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$642	$1	$2	$645
Obligations of states, political subdivisions and foreign governments	57	2,639	—	2,696
Corporate public securities	—	27,845	209	28,054
Corporate private securities	—	4,747	1,064	5,811
Residential mortgage-backed securities	1,385	1,857	6	3,248
Commercial mortgage-backed securities	—	1,279	—	1,279
Asset-backed securities	—	1,817	140	1,957

Total fixed maturity securities, available-for-sale, at fair value	$2,084	$40,185	$1,421	$43,690
Other investments at fair value	1,050	957	1	2,008

Investments at fair value	$3,134	$41,142	$1,422	$45,698

Derivative instruments - assets	—	203	633	836
Separate account assets[1]	87,266	1,374	65	88,705

Assets at fair value	$90,400	$42,719	$2,120	$135,239

Liabilities
Future policy benefits and claims	$—	$—	$346	$346
Derivative instruments - liabilities	—	121	2	123

Liabilities at fair value	$—	$121	$348	$469

1	Excludes $366 million as of December 31, 2016 of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71
Net gains (losses)
In operations[1]	(12)	8	92	(13)	75	277
In other comprehensive income	39	(11)	—	—	28	—
Purchases	147	—	115	—	262	—
Sales	(178)	(33)	(19)	(283)	(513)	—
Transfers into Level 3	261	—	—	—	261	—
Transfers out of Level 3	(64)	—	—	—	(64)	—

Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $157 million for future policy benefits and claims, $145 million for derivative assets, $(4) million for derivative liabilities and $(2) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of the total fixed maturity securities as of December 31, 2016.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value has changed to conform with current period presentation as a result of new guidance.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2016 are primarily due to the change in observability of pricing inputs used for certain corporate public and private securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2016.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2016:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.
3	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
4	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2016:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2015:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$399	$1	$2	$402
Obligations of states, political subdivisions and foreign governments	63	2,304	—	2,367
Corporate public securities	—	23,142	148	23,290
Corporate private securities	—	4,226	944	5,170
Residential mortgage-backed securities	846	2,291	9	3,146
Commercial mortgage-backed securities	—	1,565	—	1,565
Asset-backed securities	—	1,505	125	1,630

Total fixed maturity securities, available-for-sale, at fair value	$1,308	$35,034	$1,228	$37,570
Other investments at fair value	270	546	37	853

Investments at fair value	$1,578	$35,580	$1,265	$38,423

Derivative instruments - assets	—	125	445	570
Separate account assets[1]	83,466	1,323	361	85,150

Assets at fair value	$85,044	$37,028	$2,071	$124,143

Liabilities
Future policy benefits and claims	$—	$—	$65	$65
Derivative instruments - liabilities	—	100	6	106

Liabilities at fair value	$—	$100	$71	$171

1	Excludes $2.1 billion of separate account assets that use NAV as a practical expedient to estimate fair value, which presentation has changed to conform with the current period presentation as a result of new guidance. This included an investment in a mutual fund that was not redeemed until the guarantee period expired in 2016 with a net asset value of $1.7 billion. The investment strategy of this fund was to build a portfolio where the assets were sufficient to achieve a target portfolio value by the end of the guarantee period.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2014	$1,267	$36	$411	$354	$2,068	$264
Net (losses) gains
In operations[1]	(6)	—	(46)	7	(45)	(313)
In other comprehensive income	(44)	—	—	—	(44)	—
Purchases	142	1	104	—	247	144
Sales	(162)	—	(24)	—	(186)	(24)
Transfers into Level 3	201	—	—	—	201	—
Transfers out of Level 3	(170)	—	—	—	(170)	—

Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $316 million for future policy benefits and claims, $(9) million for derivative assets, and $2 million for derivative liabilities.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2015.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as practical expedient to estimate fair value has changed to conform with the current period presentation as a result of new guidance.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2015 are primarily due to the change in observability of pricing inputs used for certain corporate private securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2015.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2016				December 31, 2015
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$9,760	$9,589	$—	$9,589	$8,396	$8,462	$—	$8,462
Policy loans	$989	$989	$—	$989	$993	$993	$—	$993
Other investments	$72	$72	$—	$72	$71	$71	$—	$71

Liabilities
Investment contracts	$31,431	$29,736	$—	$29,736	$27,301	$25,822	$—	$25,822
Short-term debt	$300	$300	$—	$300	$400	$400	$—	$400
Long-term debt	$707	$927	$920	$7	$707	$941	$934	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2014[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2015[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2016[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Liabilities:
Future policyholder benefits	$1,602	$1,637
Policyholder funds and accumulated dividends	138	138
Policyholder dividends payable	20	21
Policyholder dividend obligation	100	99
Other policy obligations and liabilities	38	35

Total liabilities	$1,898	$1,930

Assets:
Available-for-sale securities	$1,286	$1,316
Mortgage loans, net of allowance	223	235
Policy loans	138	146
Other assets	98	71

Total assets	$1,745	$1,768

Excess of reported liabilities over assets	$153	$162

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$7	$(53)
Adjustment to policyholder dividend obligation	(7)	53

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$153	$162

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,286	$1,316
Amortized cost	1,212	1,249
Shadow policyholder dividend obligation	(74)	(67)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2016	2015	2014
Revenues:
Premiums	$56	$58	$61
Net investment income	84	87	93
Realized investment (losses) gains	(3)	1	1
Realized losses credited to policyholder benefit obligation	(1)	(5)	(5)

Total revenues	$136	$141	$150

Benefits and expenses:
Policy and contract benefits	$125	$122	$124
Change in future policyholder benefits and interest credited to policyholder accounts	(36)	(33)	(34)
Policyholder dividends	40	40	43
Change in policyholder dividend obligation	(8)	(4)	(1)
Other expenses	1	1	2

Total benefits and expenses	$122	$126	$134

Total revenues, net of benefits and expenses, before federal income tax expense	$14	$15	$16
Federal income tax expense	5	5	6

Revenues, net of benefits and expenses and federal income tax expense	$9	$10	$10

Maximum future earnings from assets and liabilities:
Beginning of period	$162	$172	$182
Change during period	(9)	(10)	(10)

End of period	$153	$162	$172

Cumulative closed block earnings from inception through December 31, 2016, 2015 and 2014 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $26 million, $32 million and $32 million as of December 31, 2016, 2015 and 2014, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had $300 million and $400 million outstanding under the agreement as of December 31, 2016 and 2015, respectively, with a weighted average interest rate of 0.72% and 0.45%, respectively.

In November 2015, the Company terminated its $400 million unsecured revolving promissory note and line of credit agreement with its parent company.

In March 2016, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 24, 2017, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $6.1 billion and $6.7 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2016 and 2015, respectively.

In April 2015, NMIC and the Company replaced their previous $600 million revolving credit facility with a new credit facility of $750 million, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2016 and 2015.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2016 and 2015.

The amount of interest paid on short-term debt was immaterial in 2016, 2015 and 2014.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2016	2015
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	7	7

Total long-term debt	$707	$707

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2016, 2015 and 2014. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2016	2015	2014
Current tax expense	$61	$76	$5
Deferred tax expense (benefit)	65	217	(152)

Total tax expense (benefit)	$126	$293	$(147)

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2016		2015		2014
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$316	35%	$430	35%	$(46)	35%
Dividends received deduction	(144)	(16)%	(118)	(10)%	(87)	66%
Tax credits	(81)	(9)%	(63)	(5)%	(53)	41%
Noncontrolling interest	32	4%	33	3%	33	(25)%
Other, net	3	—%	11	1%	6	(5)%

Total	$126	14%	$293	24%	$(147)	112%

The Company’s current federal income tax liability was $52 million and $61 million as of December 31, 2016 and 2015, respectively.

The Company made $7 million, $33 million and immaterial payments for the years ended December 31, 2016, 2015 and 2014, respectively.

During 2016 and 2015, the Company recorded a tax benefit of $6 million and $1 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return.

As of December 31, 2016, the Company had $254 million in low-income-housing credit carryforwards, which expire between 2024 and 2036, $268 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward and $77 million in foreign tax credit carryforwards, which expire between 2017 and 2025. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Deferred tax assets
Future policy benefits and claims	$953	$825
Tax credit carryforwards	599	483
Derivatives, including embedded derivatives	21	120
Other	383	411

Gross deferred tax assets	$1,956	$1,839
Valuation allowance	(17)	(17)

Gross deferred tax assets, net of valuation allowance	$1,939	$1,822

Deferred tax liabilities
Deferred policy acquisition costs	$1,577	$1,502
Available-for-sale securities	536	315
Other	278	249

Gross deferred tax liabilities	$2,391	$2,066

Net deferred tax liability	$452	$244

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2016	2015	2014
Balance at beginning of period	$36	$38	$36
Additions for current year tax positions	1	1	3
Additions for prior year tax positions	1	—	—
Reductions for prior years tax positions	(2)	(3)	(1)

Balance at end of period	$36	$36	$38

The Company believes it is reasonably possible that the liability for unrecognized tax benefits could decrease $15 million within the next 12 months as a result of IRS exam settlement.

The Company files consolidated income tax returns in the U.S. federal jurisdiction and various state jurisdictions. NMIC and its eligible subsidiaries are no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2010 tax year. NLIC and its eligible subsidiaries are no longer subject to examinations by tax authorities through the 2010 tax year. In 2015, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2011 and 2012. Any adjustments that may result from either IRS examination of tax returns or appeals settlement are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, was granted a permitted practice from the State of Vermont that increased NLAIC’s valuation of this subsidiary by $56 million as of December 31, 2016 and 2015, which also allowed NLIC to admit additional deferred tax assets of $8 million as of December 31, 2016 and 2015.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. This prescribed practice decreased NLIC’s valuation of this subsidiary by $97 million and $64 million as of December 31, 2016 and 2015, respectively, which also reduced NLIC’s admitted deferred tax assets by $15 million and $10 million as of December 31, 2016 and 2015, respectively.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2016	2015	2014
Statutory net income (loss)
NLIC	$751	$167	$341
NLAIC	$(227)	$(99)	$(122)

Statutory capital and surplus
NLIC	$5,208	$4,567	$4,408
NLAIC	$968	$735	$691

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment and must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2016, 2015 and 2014 NLIC did not pay any dividends to NFS. As of January 1, 2017, NLIC has the ability to pay dividends to NFS totaling $751 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2016, 2015 and 2014, the Company was allocated costs from NMIC and NSC totaling $277 million, $289 million and $275 million, respectively.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $19 million, $18 million and $16 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion and $3.3 billion as of December 31, 2016 and 2015, respectively. Total revenues from these contracts were $127 million, $129 million and $131 million for the years ended December 31, 2016, 2015 and 2014, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111 million, $106 million and $109 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company may underwrite insurance policies for its agents, employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $209 million for the years ended December 31, 2016 and 2015 and $208 million for the years ended 2014, while benefits, claims and expenses ceded during these years were $185 million, $207 million and $217 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2016 and 2015, customer allocations to NFG funds totaled $61.4 billion and $59.1 billion, respectively. For the years ended December 31, 2016, 2015 and 2014, NFG paid the Company $199 million, $196 million and $185 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $899 million and $501 million as of December 31, 2016 and 2015, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2016, 2015 and 2014.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $65 million, $63 million and $57 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2016, 2015 and 2014, the Company had notes receivable outstanding of $332 million, $238 million and $142 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC. As of December 31, 2016, 2015 and 2014, the Company had notes receivable outstanding of $11 million, $14 million and $18 million, respectively.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. Regulatory proceedings may also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible with any degree of certainty to determine the likely ultimate outcomes of the pending regulatory and legal proceedings or to provide reasonable ranges of potential losses. Some matters are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the claims for liability or damages. In some of the legal proceedings which are seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the legal proceedings, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period given the large or indeterminate amounts sought in certain of these legal proceedings and the inherent unpredictability of litigation. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory matters. The Company recognizes an asset for insurance recoveries, not to exceed cumulative accrued losses, when recovery under such policies is probable and reasonably estimable.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor (“DOL”), the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including activity by the DOL, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2016	2015	2014
Premiums
Direct	$1,011	$1,144	$1,178
Assumed from other companies	—	—	—
Ceded to other companies	(369)	(358)	(347)

Net	$642	$786	$831

Life, accident and health insurance in force
Direct	$275,404	$260,465	$241,936
Assumed from other companies	2	5	5
Ceded to other companies	(61,674)	(60,976)	(59,588)

Net	$213,732	$199,494	$182,353

Amounts recoverable under reinsurance contracts totaled $683 million, $647 million and $704 million as of December 31, 2016, 2015 and 2014, respectively, and are included in other assets in the consolidated balance sheets.

(18) Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity, Retirement Plans, Individual Products and Solutions-Life and NBSG and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges); (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods while deferred fixed indexed annuity contracts generate a return for the customer based o market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable and fixed annuities.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$1,313	107	941	—	$2,361
Premiums	309	—	296	37	642
Net investment income	713	791	624	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(299)	(299)
Other revenues[2]	—	—	—	14	14

Total revenues	$2,335	$898	$1,861	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder accounts[3]	$424	531	260	30	$1,245
Benefits and claims[4]	487	—	758	32	1,277
Amortization of DAC	235	4	197	(3)	433
Other expenses, net of deferrals	333	181	321	163	998

Total benefits and expenses	$1,479	$716	$1,536	$222	$3,953

Income before federal income taxes and noncontrolling interests	$856	182	325	(459)	$904

Less: certain non-operating changes in variable annuity liabilities and net realized investment gains (losses)[1]	—	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	—	(91)

Pre-tax operating earnings (loss)	$856	$182	$325	$(75)

Assets as of year end	$79,199	$32,239	$33,863	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$1,259	$111	$846	$—	$2,216
Premiums	459	—	292	35	786
Net investment income	591	752	602	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(56)	(56)
Other revenues[2]	(76)	—	(7)	7	(76)

Total revenues	$2,233	$863	$1,733	$23	$4,852
Benefits and expenses:
Interest credited to policyholder accounts	$328	$494	$236	$20	$1,078
Benefits and claims[3]	700	—	705	29	1,434
Amortization of DAC	13	7	115	(67)	68
Other expenses, net of deferrals	334	163	371	176	1,044

Total benefits and expenses	$1,375	$664	$1,427	$158	$3,624

Income before federal income taxes and noncontrolling interests	$858	$199	$306	$(135)	$1,228
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	—	(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	74
Less: net loss attributable to noncontrolling interest	—	—	—	(96)

Pre-tax operating earnings (loss)	$858	$199	$306	$(57)

Assets as of year end	$73,370	$30,524	$30,650	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(1,051)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	11
Less: net loss attributable to noncontrolling interest	—	—	—	(94)

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2016 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$596	$645	$645
Obligations of states, political subdivisions and foreign governments	2,454	2,696	2,696
Public utilities	4,396	4,508	4,508
All other corporate, mortgage-backed and asset-backed securities	35,078	35,841	35,841

Total fixed maturity securities, available-for-sale	$42,524	$43,690	$43,690
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$2	$2	$2
Nonredeemable preferred stocks	—	8	8

Total equity securities, available-for-sale	$2	$10	$10
Trading assets	54	54	54
Mortgage loans, net of allowance	9,793		9,760	[1]
Policy loans	989		989
Other investments	1,047		1,047
Short-term investments	1,944		1,944

Total investments	$56,353		$57,494

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III         Supplementary Insurance Information

As of December 31, 2016, 2015 and 2014 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2016
IPS - Annuity	$3,309	$18,007			$309
Retirement Plans	229	17,443			—
IPS - Life and NBSG	2,081	14,614			296
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

2015
IPS - Annuity	$3,070	$15,160			$459
Retirement Plans	222	15,940			—
IPS - Life and NBSG	1,937	11,582			292
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2016
IPS - Annuity	$713	$1,074	$235	333
Retirement Plans	791	531	4	181
IPS - Life and NBSG	624	1,037	197	321
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

2015
IPS - Annuity	$591	$1,257	$13	$334
Retirement Plans	752	494	7	163
IPS - Life and NBSG	602	941	115	371
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV         Reinsurance

As of December 31, 2016, 2015 and 2014 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353
Premiums:
Life insurance[1]	$888	$(57)	$—	$831
Accident and health insurance	290	(290)	—	—

Total	$1,178	$(347)	$—	$831

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V         Valuation and Qualifying Accounts

Years ended December 31, 2016, 2015 and 2014 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$(1)	$26

1	Amounts generally represent payoffs, sales and recoveries.

50

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(A)	Financial Statements
Nationwide Variable Account:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2016.
Statement of Operations for the year ended December 31, 2016.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2016 and 2015.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2016, 2015 and 2014.
Consolidated Balance Sheets as of December 31, 2016 and 2015.
Consolidated Statements of Equity as of December 31, 2016, 2015 and 2014.
Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(B)	Exhibits
(1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with Post-Effective Amendment No. 20 on April 27, 2007, (File No. 333-80481), as document "resolution.htm" and hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of contracts between the Depositor and NISC as Principal Underwriter – Filed previously with Post-Effective Amendment No. 16 on April 30, 2007, (File No. 333-103093), as document "underwriting.htm" and hereby incorporated by reference.
(4)	The form of the Variable Annuity Contract – Filed with Pre-Effective Amendment No. 1, on August 17, 2012 (File No. 333-176908), as Exhibit 4 and hereby incorporated by reference.
(5)	Variable Annuity Application – Filed with Pre-Effective Amendment No. 1, on August 17, 2012 (File No. 333-176908), as Exhibit 4 and hereby incorporated by reference.
(6)	Depositor’s Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company – Filed previously with initial registration statement on January 4, 2010, (File No. 333-164125), as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company – Filed previously with initial registration statement on January 4, 2010, (File No. 333-164125), as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009 – Filed previously with initial registration statement on January 4, 2010, (File No. 333-164125), as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable

(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended – Filed previously with Pre-Effective Amendment No. 1 on July 17, 2007, (File No. 333-140608), as document "nwfpa99h12a.htm" and hereby incorporated by reference.
(9)	Opinion of Counsel – Filed previously on September 19, 2011, with Initial Filing (SEC File No. 333-176908) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Distribution and Sales	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Marketing	Jennifer B. MacKenzie
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President-Digital Marketing	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 7, 2017, was 0 and 0 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Property Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President-Nationwide Financial Services Distribution Compliance	Valerie Hamilton
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Christopher Igodan, Jr.
Associate Vice President and Assistant Treasurer	J. Morgan Elliott
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Assistant Secretary	Keith W. Hinze
Director	John L. Carter
Director	Eric S. Henderson
Director	Tina Ambrozy
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 13, 2017.
Nationwide Variable Account
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 13, 2017.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact